Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Integrity Discovery Fund
1
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (98.8%)
Communication Services (3.4%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 407,500 $ 644
Magnite, Inc. (a) ........................................................ 41,662 314
PubMatic, Inc. , Class A (a) ................................................ 26,000 315
The Marcus Corp. (b) .................................................... 40,000 620
1,893
Consumer Discretionary (13.8%):
BJ's Restaurants, Inc. (a) .................................................. 18,400 432
Caleres, Inc. .......................................................... 22,828 657
Chico's FAS, Inc. (a) ..................................................... 71,550 535
Chuy's Holdings, Inc. (a) .................................................. 19,100 680
Genesco, Inc. (a) ........................................................ 11,400 351
Green Brick Partners, Inc. (a) ............................................... 4,400 183
Hibbett, Inc. .......................................................... 7,881 374
Inspired Entertainment, Inc. (a) ............................................. 44,300 530
Lindblad Expeditions Holdings, Inc. (a) ....................................... 50,000 360
MasterCraft Boat Holdings, Inc. (a) .......................................... 15,500 344
Modine Manufacturing Co. (a) .............................................. 17,300 791
Motorcar Parts of America, Inc. (a) ........................................... 57,000 461
OneWater Marine, Inc. (a) ................................................. 18,857 483
Potbelly Corp. (a) ....................................................... 40,000 312
Red Robin Gourmet Burgers, Inc. (a) ......................................... 32,800 264
Solo Brands, Inc. , Class A (a) ............................................... 58,000 296
Universal Electronics, Inc. (a) .............................................. 32,000 290
Zumiez, Inc. (a) ........................................................ 16,602 295
7,638
Energy (8.1%):
Berry Corp. ........................................................... 73,500 603
Diamond Offshore Drilling, Inc. (a) .......................................... 38,885 571
Helix Energy Solutions Group, Inc. (a) ........................................ 53,574 598
ProPetro Holding Corp. (a) ................................................ 46,800 498
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 46,800 499
Talos Energy, Inc. (a) ..................................................... 30,750 506
Teekay Tankers Ltd. , Class A ............................................... 11,950 497
Vital Energy, Inc. (a) ..................................................... 12,800 709
4,481
Financials (24.2%):
Ares Commercial Real Estate Corp. (b) ........................................ 48,500 462
Bridgewater Bancshares, Inc. (a) ............................................ 36,051 342
Business First Bancshares, Inc. ............................................. 23,500 441
Central Pacific Financial Corp. ............................................. 18,325 306
Civista Bancshares, Inc. .................................................. 24,000 372
ConnectOne Bancorp, Inc. ................................................ 27,300 487
Diamond Hill Investment Group, Inc. ........................................ 3,000 506
Dime Community Bancshares, Inc. .......................................... 22,500 449
Dynex Capital, Inc. ..................................................... 49,150 587
EZCORP, Inc. , Class A (a) ................................................. 65,200 538
Financial Institutions, Inc. ................................................. 24,250 408
First Internet Bancorp .................................................... 18,300 297
First Mid Bancshares, Inc. ................................................ 20,550 546
German American Bancorp, Inc. ............................................ 16,350 443
HarborOne Bancorp, Inc. ................................................. 45,790 436
HCI Group, Inc. ........................................................ 8,860 481
Heritage Commerce Corp. ................................................ 50,300 426
Heritage Insurance Holdings, Inc. (a) ......................................... 50,000 324
I3 Verticals, Inc. , Class A (a) ............................................... 22,900 484
Independent Bank Corp. .................................................. 22,250 408
Mercantile Bank Corp. ................................................... 13,620 421
Origin Bancorp, Inc. ..................................................... 18,500 534
Peoples Bancorp, Inc. .................................................... 20,550 522

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Premier Financial Corp. .................................................. 26,550 $ 453
Primis Financial Corp. ................................................... 44,850 365
QCR Holdings, Inc. ..................................................... 11,450 555
SmartFinancial, Inc. ..................................................... 11,400 244
Southern Missouri Bancorp, Inc. ............................................ 10,500 406
The First Bancshares, Inc. ................................................. 19,300 520
Univest Financial Corp. .................................................. 22,700 394
Washington Trust Bancorp, Inc. ............................................. 10,800 284
13,441
Health Care (5.9%):
Artivion, Inc. (a) ........................................................ 34,000 515
Brookdale Senior Living, Inc. (a) ............................................ 177,300 734
Collegium Pharmaceutical, Inc. (a) ........................................... 20,750 464
Community Health Systems, Inc. ............................................ 111,948 325
HealthStream, Inc. ...................................................... 23,500 507
RadNet, Inc. (a) ........................................................ 26,250 740
3,285
Industrials (20.0%):
BlueLinx Holdings, Inc. (a) ................................................ 7,874 646
CIRCOR International, Inc. (a) .............................................. 8,450 471
Columbus McKinnon Corp. ............................................... 18,000 628
Covenant Logistics Group, Inc. ............................................. 9,050 397
CRA International, Inc. ................................................... 2,970 299
Ducommun, Inc. (a) ..................................................... 12,725 554
DXP Enterprises, Inc. (a) .................................................. 12,300 430
Eagle Bulk Shipping, Inc. (b) ............................................... 12,350 519
Enviri Corp. (a) ......................................................... 63,800 461
Great Lakes Dredge & Dock Corp. (a) ........................................ 69,100 551
Hawaiian Holdings, Inc. (a) ................................................ 44,000 279
Heritage-Crystal Clean, Inc. (a) ............................................. 6,350 288
IBEX Holdings Ltd. (a) ................................................... 19,000 294
Insteel Industries, Inc. .................................................... 16,300 529
Interface, Inc. ......................................................... 50,150 492
Kelly Services, Inc. , Class A ............................................... 24,875 452
Matrix Service Co. (a) .................................................... 36,800 434
Park Aerospace Corp. .................................................... 26,300 408
Park-Ohio Holdings Corp. ................................................ 17,900 356
Quanex Building Products Corp. ............................................ 18,805 530
SP Plus Corp. (a) ........................................................ 10,000 361
Sterling Check Corp. (a) .................................................. 25,100 317
Titan Machinery, Inc. (a) .................................................. 19,530 519
VSE Corp. ............................................................ 9,720 490
Willdan Group, Inc. (a) ................................................... 20,300 415
11,120
Information Technology (11.9%):
Benchmark Electronics, Inc. ............................................... 23,500 570
Comtech Telecommunications Corp. ......................................... 55,500 486
Digi International, Inc. (a) ................................................. 12,130 328
Harmonic, Inc. (a) ....................................................... 43,700 421
Ichor Holdings Ltd. (a) ................................................... 21,450 664
Kimball Electronics, Inc. (a) ............................................... 23,900 654
Lantronix, Inc. (a) ....................................................... 65,500 291
nLight, Inc. (a) ......................................................... 30,400 316
OneSpan, Inc. (a) ....................................................... 26,000 279
PDF Solutions, Inc. (a) ................................................... 14,620 474
Ribbon Communications, Inc. (a) ............................................ 117,500 315
SkyWater Technology, Inc. (a) .............................................. 44,174 266
TTM Technologies, Inc. (a) ................................................ 32,400 417
Veeco Instruments, Inc. (a) ................................................. 21,400 602

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Vishay Precision Group, Inc. (a) ............................................. 16,400 $ 551
6,634
Materials (6.9%):
AdvanSix, Inc. ......................................................... 18,500 575
Clearwater Paper Corp. (a) ................................................. 18,000 652
Haynes International, Inc. ................................................. 9,600 447
Koppers Holdings, Inc. ................................................... 13,650 540
Schnitzer Steel Industries, Inc. ............................................. 16,500 459
SunCoke Energy, Inc. .................................................... 57,600 585
TimkenSteel Corp. (a) .................................................... 25,550 555
3,813
Real Estate (4.6%):
City Office REIT, Inc. .................................................... 72,500 308
Global Medical REIT, Inc. ................................................ 69,400 622
NETSTREIT Corp. ..................................................... 39,900 622
NexPoint Residential Trust, Inc. ............................................ 12,000 386
Plymouth Industrial REIT, Inc. ............................................. 30,250 634
2,572
Total Common Stocks (Cost $51,109)
a
a
a
54,877
Collateral for Securities Loaned (2.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 367,013 367
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 367,013 367
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 367,013 367
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 367,013 367
Total Collateral for Securities Loaned (Cost $1,468)
a
a
a
1,468
Total Investments (Cost $52,577) — 101.4% 56,345
Liabilities in excess of other assets — (1.4)% (762)
NET ASSETS - 100.00% $ 55,583
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (98.7%)
Communication Services (2.5%):
Liberty Media Corp.-Liberty Formula One(a) ................................... 38,800 $ 2,417
Lions Gate Entertainment Corp., Class B(a) .................................... 165,600 1,303
Take-Two Interactive Software, Inc.(a) ........................................ 27,165 3,814
7,534
Consumer Discretionary (9.4%):
Bath & Body Works, Inc. ................................................. 66,816 2,258
Brunswick Corp. ....................................................... 29,845 2,358
Caesars Entertainment, Inc.(a) .............................................. 49,209 2,281
DR Horton, Inc. ........................................................ 17,404 1,870
Genuine Parts Co. ...................................................... 14,800 2,137
Kontoor Brands, Inc. .................................................... 48,500 2,130
Marriott Vacations Worldwide Corp. ......................................... 27,107 2,728
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 146,767 2,419
PVH Corp. ........................................................... 29,359 2,246
Ralph Lauren Corp. ..................................................... 25,437 2,953
Visteon Corp.(a) ........................................................ 16,500 2,278
Yum! Brands, Inc. ...................................................... 23,200 2,898
28,556
Consumer Staples (5.0%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 42,522 3,035
Coty, Inc., Class A(a) .................................................... 195,000 2,139
Dollar Tree, Inc.(a) ...................................................... 23,500 2,502
Lamb Weston Holdings, Inc. ............................................... 27,127 2,508
Molson Coors Beverage Co., Class B ......................................... 44,830 2,851
Performance Food Group Co.(a) ............................................ 38,083 2,241
15,276
Energy (6.0%):
Antero Resources Corp.(a) ................................................ 104,840 2,661
Diamondback Energy, Inc. ................................................ 20,200 3,128
Halliburton Co. ........................................................ 84,085 3,405
Hess Corp. ............................................................ 20,004 3,061
Transocean Ltd.(a) ...................................................... 366,296 3,007
Valero Energy Corp. ..................................................... 20,822 2,951
18,213
Financials (13.8%):
Arch Capital Group Ltd.(a) ................................................ 54,000 4,304
Arthur J. Gallagher & Co. ................................................. 17,501 3,989
Artisan Partners Asset Management, Inc., Class A ................................ 69,966 2,618
Fifth Third Bancorp ..................................................... 126,328 3,200
First American Financial Corp. ............................................. 41,730 2,357
Global Payments, Inc. .................................................... 28,178 3,252
Huntington Bancshares, Inc. ............................................... 210,450 2,189
M&T Bank Corp. ....................................................... 23,072 2,917
Raymond James Financial, Inc. ............................................. 30,600 3,073
Regions Financial Corp. .................................................. 129,500 2,227
Reinsurance Group of America, Inc. ......................................... 21,500 3,122
State Street Corp. ....................................................... 56,967 3,815
The Hartford Financial Services Group, Inc. .................................... 34,721 2,462
Unum Group .......................................................... 49,823 2,451
41,976
Health Care (8.2%):
Baxter International, Inc. ................................................. 54,953 2,074
Centene Corp.(a) ....................................................... 31,300 2,156
Encompass Health Corp. .................................................. 45,562 3,060
GE HealthCare Technologies, Inc. ........................................... 40,911 2,784
Jazz Pharmaceuticals PLC(a) .............................................. 16,150 2,090
Laboratory Corp. of America Holdings ........................................ 9,000 1,809
Organon & Co. ........................................................ 98,083 1,703

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Perrigo Co. PLC ....................................................... 54,364 $ 1,737
STERIS PLC .......................................................... 12,448 2,731
Tenet Healthcare Corp.(a) ................................................. 38,582 2,542
Zimmer Biomet Holdings, Inc. ............................................. 18,371 2,062
24,748
Industrials (20.1%):
Carlisle Cos., Inc. ....................................................... 9,878 2,561
Clean Harbors, Inc.(a) ................................................... 16,500 2,761
Curtiss-Wright Corp. .................................................... 12,550 2,455
Delta Air Lines, Inc. ..................................................... 62,200 2,301
Ferguson PLC ......................................................... 24,950 4,104
Fluor Corp.(a) ......................................................... 65,894 2,418
Howmet Aerospace, Inc. .................................................. 81,900 3,788
Ingersoll Rand, Inc. ..................................................... 48,061 3,063
ITT, Inc. ............................................................. 36,200 3,544
KBR, Inc. ............................................................ 55,657 3,280
Lincoln Electric Holdings, Inc.(b) ........................................... 13,276 2,413
Old Dominion Freight Line, Inc. ............................................ 7,350 3,007
PACCAR, Inc. ......................................................... 47,500 4,039
Parker-Hannifin Corp. ................................................... 12,160 4,737
Pentair PLC ........................................................... 48,903 3,167
Ryder System, Inc. ...................................................... 20,800 2,225
Saia, Inc.(a) ........................................................... 5,645 2,250
Textron, Inc. .......................................................... 32,490 2,539
Valmont Industries, Inc. .................................................. 12,206 2,932
Westinghouse Air Brake Technologies Corp. .................................... 33,113 3,519
61,103
Information Technology (9.1%):
Flex Ltd.(a) ........................................................... 119,850 3,233
Gen Digital, Inc. ....................................................... 137,725 2,435
Hewlett Packard Enterprise Co. ............................................. 142,031 2,467
Jabil, Inc. ............................................................ 22,893 2,905
Juniper Networks, Inc. ................................................... 100,538 2,794
Marvell Technology, Inc. ................................................. 40,507 2,192
Microchip Technology, Inc. ................................................ 29,003 2,264
Teradata Corp.(a) ....................................................... 65,365 2,943
Teradyne, Inc. ......................................................... 29,273 2,941
Western Digital Corp.(a) .................................................. 74,450 3,397
27,571
Materials (8.4%):
ATI, Inc.(a) ........................................................... 54,235 2,232
Berry Global Group, Inc. ................................................. 56,401 3,492
Celanese Corp. ......................................................... 20,437 2,565
CF Industries Holdings, Inc. ............................................... 41,860 3,589
Cleveland-Cliffs, Inc.(a) .................................................. 208,134 3,253
Martin Marietta Materials, Inc. ............................................. 7,820 3,210
Olin Corp. ............................................................ 31,132 1,556
Reliance Steel & Aluminum Co. ............................................ 11,506 3,017
Westlake Corp. ........................................................ 21,983 2,741
25,655
Real Estate (8.1%):
Apartment Income REIT Corp. ............................................. 83,690 2,569
Essex Property Trust, Inc. ................................................. 15,343 3,254
Federal Realty Investment Trust ............................................ 29,330 2,658
Host Hotels & Resorts, Inc. ................................................ 179,135 2,879
Realty Income Corp. .................................................... 67,720 3,382
VICI Properties, Inc. .................................................... 115,666 3,366
Welltower, Inc. ......................................................... 44,200 3,621
Weyerhaeuser Co. ...................................................... 93,018 2,852
24,581

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (8.1%):
CenterPoint Energy, Inc. .................................................. 90,525 $ 2,431
Constellation Energy Corp. ................................................ 29,611 3,230
DTE Energy Co. ....................................................... 21,377 2,122
Evergy, Inc. ........................................................... 41,715 2,115
FirstEnergy Corp. ....................................................... 75,552 2,582
National Fuel Gas Co. ................................................... 42,202 2,191
PPL Corp. ............................................................ 103,669 2,443
UGI Corp. ............................................................ 103,800 2,387
Vistra Corp. ........................................................... 80,023 2,655
Xcel Energy, Inc. ....................................................... 43,160 2,470
24,626
Total Common Stocks (Cost $274,289)
a
a
a
299,839
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(d) ........ 34,245 35
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(d) ............ 34,245 34
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 34,245 34
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(d) . 34,245 34
Total Collateral for Securities Loaned (Cost $137)
a
a
a
137
Total Investments (Cost $274,426) — 98.7% 299,976
Other assets in excess of liabilities — 1.3% 4,102
NET ASSETS - 100.00% $ 304,078
At September 30, 2023, the Fund's investments in foreign securities were 6.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Integrity Small-Cap Value Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (98.9%)
Communication Services (1.7%):
Cinemark Holdings, Inc. (a) ................................................ 614,400 $ 11,274
Lions Gate Entertainment Corp. , Class B (a) .................................... 730,000 5,745
Magnite, Inc. (a) ........................................................ 1,058,000 7,978
24,997
Consumer Discretionary (8.8%):
Bloomin' Brands, Inc. .................................................... 425,224 10,456
Century Communities, Inc. ................................................ 122,000 8,147
Kontoor Brands, Inc. .................................................... 227,100 9,972
Light & Wonder, Inc. (a) .................................................. 190,080 13,559
Marriott Vacations Worldwide Corp. ......................................... 108,700 10,939
Meritage Homes Corp. ................................................... 83,668 10,240
Modine Manufacturing Co. (a) .............................................. 306,500 14,022
Nordstrom, Inc. ........................................................ 603,400 9,015
PVH Corp. ........................................................... 117,500 8,990
Steven Madden Ltd. ..................................................... 355,500 11,294
The Gap, Inc. .......................................................... 764,000 8,121
Visteon Corp. (a) ........................................................ 96,250 13,289
128,044
Consumer Staples (2.5%):
Edgewell Personal Care Co. ............................................... 211,000 7,798
The Andersons, Inc. ..................................................... 225,200 11,600
The Simply Good Foods Co. (a) ............................................. 241,500 8,337
TreeHouse Foods, Inc. (a) ................................................. 188,300 8,206
35,941
Energy (12.1%):
Arch Resources, Inc. .................................................... 75,000 12,799
Atlas Energy Solutions, Inc. , Class A (b) ....................................... 668,500 14,861
Chord Energy Corp. ..................................................... 96,620 15,659
Civitas Resources, Inc. ................................................... 207,100 16,748
Diamond Offshore Drilling, Inc. (a) .......................................... 1,192,000 17,499
Green Plains, Inc. (a) ..................................................... 498,000 14,990
International Seaways, Inc. ................................................ 389,900 17,545
Matador Resources Co. ................................................... 288,370 17,152
Murphy Oil Corp. ...................................................... 377,270 17,109
PBF Energy, Inc. , Class A ................................................. 237,300 12,703
Permian Resources Corp. (b) ............................................... 1,375,070 19,196
176,261
Financials (19.8%):
Ameris Bancorp ........................................................ 293,000 11,248
Artisan Partners Asset Management, Inc. , Class A ................................ 317,500 11,881
Assured Guaranty Ltd. ................................................... 156,300 9,459
Atlantic Union Bankshares Corp. ............................................ 390,000 11,224
Banc of California, Inc. (b) ................................................ 712,000 8,815
Bank of Hawaii Corp. .................................................... 238,300 11,841
Banner Corp. .......................................................... 52,800 2,238
Dynex Capital, Inc. ..................................................... 804,700 9,608
FB Financial Corp. ...................................................... 162,900 4,620
First Bancorp/Southern Pines NC ........................................... 282,000 7,935
First Merchants Corp. .................................................... 409,505 11,392
Glacier Bancorp, Inc. .................................................... 416,000 11,856
Kemper Corp. ......................................................... 166,500 6,998
Ladder Capital Corp. .................................................... 921,400 9,454
Lincoln National Corp. ................................................... 297,000 7,333
MGIC Investment Corp. .................................................. 763,000 12,734
Northwest Bancshares, Inc. ................................................ 948,000 9,698
Pacific Premier Bancorp, Inc. .............................................. 524,530 11,414
Primerica, Inc. ......................................................... 52,250 10,137
Prosperity Bancshares, Inc. ................................................ 131,000 7,150

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
RLI Corp. ............................................................ 62,300 $ 8,466
SouthState Corp. ....................................................... 241,780 16,286
Stewart Information Services Corp. .......................................... 202,900 8,887
Stifel Financial Corp. .................................................... 146,674 9,012
Synovus Financial Corp. .................................................. 318,400 8,852
United Community Banks, Inc. ............................................. 523,386 13,299
Valley National Bancorp .................................................. 1,736,000 14,860
Veritex Holdings, Inc. .................................................... 548,000 9,837
Virtus Investment Partners, Inc. ............................................. 57,060 11,526
288,060
Health Care (7.8%):
Brookdale Senior Living, Inc. (a) ............................................ 1,420,000 5,879
Collegium Pharmaceutical, Inc. (a) ........................................... 355,000 7,934
Encompass Health Corp. .................................................. 104,700 7,032
Haemonetics Corp. (a) .................................................... 106,000 9,495
Ironwood Pharmaceuticals, Inc. (a) ........................................... 1,331,000 12,818
LivaNova PLC (a) ....................................................... 288,200 15,240
Patterson Cos., Inc. ..................................................... 485,100 14,378
Perrigo Co. PLC ....................................................... 234,000 7,476
Prestige Consumer Healthcare, Inc. (a) ........................................ 197,200 11,278
Select Medical Holdings Corp. ............................................. 453,500 11,460
Supernus Pharmaceuticals, Inc. (a) ........................................... 368,000 10,146
113,136
Industrials (19.5%):
AAR Corp. (a) ......................................................... 262,600 15,633
ArcBest Corp. ......................................................... 123,700 12,574
Atkore, Inc. (a) ......................................................... 81,881 12,216
Boise Cascade Co. ...................................................... 136,470 14,062
BWX Technologies, Inc. .................................................. 163,140 12,232
Core & Main, Inc. , Class A (a) .............................................. 473,855 13,671
Curtiss-Wright Corp. .................................................... 82,600 16,159
Esab Corp. ............................................................ 178,462 12,532
Federal Signal Corp. ..................................................... 157,200 9,390
Fluor Corp. (a) ......................................................... 357,685 13,127
Gibraltar Industries, Inc. (a) ................................................ 291,100 19,652
Hayward Holdings, Inc. (a) ................................................ 727,000 10,251
Hub Group, Inc. , Class A (a) ............................................... 139,272 10,938
Kirby Corp. (a) ......................................................... 132,771 10,993
Moog, Inc. , Class A ..................................................... 157,155 17,752
Ryder System, Inc. ...................................................... 105,478 11,281
Terex Corp. ........................................................... 196,033 11,295
The Brink's Co. ........................................................ 168,100 12,211
UFP Industries, Inc. ..................................................... 163,450 16,737
Valmont Industries, Inc. .................................................. 46,600 11,194
Wabash National Corp. ................................................... 404,000 8,532
Werner Enterprises, Inc. .................................................. 257,098 10,014
282,446
Information Technology (7.9%):
Belden, Inc. ........................................................... 146,930 14,186
Diodes, Inc. (a) ......................................................... 148,336 11,695
FormFactor, Inc. (a) ..................................................... 423,300 14,790
Harmonic, Inc. (a) ....................................................... 850,500 8,190
Kulicke & Soffa Industries, Inc. ............................................. 203,400 9,891
Plexus Corp. (a) ........................................................ 100,082 9,306
Progress Software Corp. .................................................. 134,800 7,088
Sanmina Corp. (a) ....................................................... 255,800 13,885
Teradata Corp. (a) ....................................................... 310,074 13,960
Veeco Instruments, Inc. (a) ................................................. 408,900 11,494
114,485

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Materials (5.5%):
ATI, Inc. (a) ........................................................... 285,565 $ 11,751
Commercial Metals Co. .................................................. 259,500 12,822
Ecovyst, Inc. (a) ........................................................ 1,274,000 12,536
LSB Industries, Inc. (a) ................................................... 994,000 10,169
O-I Glass, Inc. (a) ....................................................... 606,000 10,138
Summit Materials, Inc. , Class A (a) .......................................... 376,700 11,730
Tronox Holdings PLC ................................................... 814,356 10,945
80,091
Real Estate (9.0%):
Alexander & Baldwin, Inc. ................................................ 441,500 7,386
CareTrust REIT, Inc. .................................................... 531,722 10,900
DiamondRock Hospitality Co. .............................................. 1,430,000 11,483
Easterly Government Properties, Inc. ......................................... 837,500 9,573
Essential Properties Realty Trust, Inc. ........................................ 572,000 12,372
LXP Industrial Trust ..................................................... 1,316,000 11,712
Physicians Realty Trust ................................................... 1,146,000 13,970
Sabra Health Care REIT, Inc. .............................................. 1,000,000 13,940
SITE Centers Corp. ..................................................... 1,138,000 14,032
STAG Industrial, Inc. .................................................... 306,000 10,560
Summit Hotel Properties, Inc. .............................................. 1,238,000 7,180
Veris Residential, Inc. .................................................... 455,000 7,508
130,616
Utilities (4.3%):
ALLETE, Inc. ......................................................... 268,000 14,150
National Fuel Gas Co. ................................................... 148,000 7,683
Northwestern Energy Group, Inc. ........................................... 275,500 13,241
ONE Gas, Inc. ......................................................... 194,000 13,246
Portland General Electric Co. .............................................. 347,700 14,075
62,395
Total Common Stocks (Cost $1,306,843)
a
a
a
1,436,472
Collateral for Securities Loaned (1.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 6,487,554 6,487
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 6,487,554 6,487
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 6,487,554 6,488
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 6,487,554 6,488
Total Collateral for Securities Loaned (Cost $25,950)
a
a
a
25,950
Total Investments (Cost $1,332,793) — 100.7% 1,462,422
Liabilities in excess of other assets — (0.7)% (10,728)
NET ASSETS - 100.00% $ 1,451,694
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (96.8%)
Communication Services (1.8%):
Cinemark Holdings, Inc. (a) ................................................ 107,878 $ 1,980
Liberty Media Corp.-Liberty Formula One (a) ................................... 29,442 1,834
Lions Gate Entertainment Corp. , Class B (a) .................................... 134,457 1,058
4,872
Consumer Discretionary (11.6%):
Aramark ............................................................. 68,723 2,385
Bath & Body Works, Inc. ................................................. 57,186 1,933
Bloomin' Brands, Inc. .................................................... 84,070 2,067
Brunswick Corp. ....................................................... 26,472 2,091
Caesars Entertainment, Inc. (a) .............................................. 42,423 1,966
Kontoor Brands, Inc. .................................................... 44,758 1,965
Light & Wonder, Inc. (a) .................................................. 34,134 2,435
Marriott Vacations Worldwide Corp. ......................................... 24,822 2,498
Nordstrom, Inc. ........................................................ 117,007 1,748
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 144,427 2,380
PulteGroup, Inc. ........................................................ 27,764 2,056
PVH Corp. ........................................................... 29,575 2,263
Ralph Lauren Corp. ..................................................... 22,935 2,663
Steven Madden Ltd. ..................................................... 49,775 1,581
Visteon Corp. (a) ........................................................ 17,589 2,429
32,460
Consumer Staples (4.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 35,957 2,566
Coty, Inc. , Class A (a) .................................................... 182,109 1,998
MGP Ingredients, Inc. .................................................... 19,918 2,101
Molson Coors Beverage Co. , Class B ......................................... 40,008 2,544
Performance Food Group Co. (a) ............................................ 42,078 2,477
11,686
Energy (7.9%):
Antero Resources Corp. (a) ................................................ 68,498 1,738
Arch Resources, Inc. .................................................... 14,486 2,472
Cactus, Inc. , Class A ..................................................... 39,923 2,005
Chord Energy Corp. ..................................................... 11,986 1,943
Civitas Resources, Inc. ................................................... 28,972 2,343
Diamond Offshore Drilling, Inc. (a) .......................................... 152,188 2,234
Green Plains, Inc. (a) ..................................................... 52,242 1,573
International Seaways, Inc. ................................................ 43,544 1,959
Ovintiv, Inc. .......................................................... 56,563 2,691
Permian Resources Corp. (b) ............................................... 218,926 3,056
22,014
Financials (15.8%):
AGNC Investment Corp. ................................................. 287,046 2,710
American Financial Group, Inc. ............................................. 17,763 1,984
Artisan Partners Asset Management, Inc. , Class A ................................ 64,756 2,423
Atlantic Union Bankshares Corp. ............................................ 67,946 1,955
Bank of Hawaii Corp. (b) .................................................. 41,300 2,052
East West Bancorp, Inc. .................................................. 31,993 1,686
Euronet Worldwide, Inc. (a) ................................................ 23,690 1,880
First American Financial Corp. ............................................. 36,129 2,041
Glacier Bancorp, Inc. .................................................... 74,586 2,126
Kinsale Capital Group, Inc. ................................................ 7,416 3,071
MGIC Investment Corp. .................................................. 158,482 2,645
Prosperity Bancshares, Inc. ................................................ 28,162 1,537
Reinsurance Group of America, Inc. ......................................... 13,968 2,028
SouthState Corp. ....................................................... 35,783 2,410
Stifel Financial Corp. .................................................... 37,249 2,289
Synovus Financial Corp. .................................................. 71,567 1,990
Unum Group .......................................................... 65,272 3,211

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Valley National Bancorp .................................................. 237,033 $ 2,029
Veritex Holdings, Inc. .................................................... 101,000 1,813
Voya Financial, Inc. ..................................................... 33,714 2,240
44,120
Health Care (7.0%):
Encompass Health Corp. .................................................. 37,767 2,536
Ironwood Pharmaceuticals, Inc. (a) ........................................... 237,000 2,282
Jazz Pharmaceuticals PLC (a) .............................................. 13,786 1,785
LivaNova PLC (a) ....................................................... 43,888 2,321
Organon & Co. ........................................................ 104,927 1,822
Perrigo Co. PLC ....................................................... 73,377 2,344
Prestige Consumer Healthcare, Inc. (a) ........................................ 36,559 2,091
Select Medical Holdings Corp. ............................................. 76,826 1,941
Tenet Healthcare Corp. (a) ................................................. 38,100 2,510
19,632
Industrials (21.8%):
AECOM ............................................................. 35,525 2,950
Alaska Air Group, Inc. (a) ................................................. 52,000 1,928
Atkore, Inc. (a) ......................................................... 16,297 2,431
Carlisle Cos., Inc. ....................................................... 12,331 3,197
Clean Harbors, Inc. (a) ................................................... 17,504 2,930
Core & Main, Inc. , Class A (a) .............................................. 96,142 2,774
Curtiss-Wright Corp. .................................................... 19,660 3,846
Fluor Corp. (a) ......................................................... 79,500 2,918
GXO Logistics, Inc. (a) ................................................... 39,578 2,321
ITT, Inc. ............................................................. 37,681 3,689
KBR, Inc. ............................................................ 48,632 2,866
Kirby Corp. (a) ......................................................... 35,093 2,906
Knight-Swift Transportation Holdings, Inc. .................................... 50,550 2,535
Pentair PLC ........................................................... 50,700 3,283
Ryder System, Inc. ...................................................... 22,935 2,453
Saia, Inc. (a) ........................................................... 8,277 3,300
Terex Corp. ........................................................... 38,456 2,216
Textron, Inc. .......................................................... 43,974 3,436
The Brink's Co. ........................................................ 40,613 2,950
Valmont Industries, Inc. .................................................. 13,968 3,355
Westinghouse Air Brake Technologies Corp. .................................... 24,401 2,593
60,877
Information Technology (8.3%):
Belden, Inc. ........................................................... 25,523 2,464
Diodes, Inc. (a) ......................................................... 28,541 2,250
Flex Ltd. (a) ........................................................... 121,147 3,269
FormFactor, Inc. (a) ..................................................... 82,350 2,877
Jabil, Inc. ............................................................ 22,074 2,801
Juniper Networks, Inc. ................................................... 108,817 3,024
Kulicke & Soffa Industries, Inc. ............................................. 39,611 1,926
Progress Software Corp. .................................................. 32,590 1,714
Teradata Corp. (a) ....................................................... 59,236 2,667
22,992
Materials (6.9%):
ATI, Inc. (a) ........................................................... 49,235 2,026
Berry Global Group, Inc. ................................................. 48,028 2,973
CF Industries Holdings, Inc. ............................................... 34,060 2,920
Cleveland-Cliffs, Inc. (a) .................................................. 172,020 2,689
O-I Glass, Inc. (a) ....................................................... 123,528 2,067
Olin Corp. ............................................................ 28,579 1,428
Reliance Steel & Aluminum Co. ............................................ 11,554 3,030
Westlake Corp. ........................................................ 17,676 2,204
19,337

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Real Estate (7.7%):
Apartment Income REIT Corp. ............................................. 87,434 $ 2,684
Camden Property Trust ................................................... 25,609 2,422
Federal Realty Investment Trust ............................................ 31,645 2,868
First Industrial Realty Trust, Inc. ............................................ 68,700 3,270
Gaming and Leisure Properties, Inc. ......................................... 70,360 3,205
Highwoods Properties, Inc. ................................................ 102,000 2,102
Host Hotels & Resorts, Inc. ................................................ 177,000 2,844
SITE Centers Corp. ..................................................... 173,313 2,137
21,532
Utilities (3.8%):
ALLETE, Inc. ......................................................... 53,058 2,801
National Fuel Gas Co. ................................................... 47,079 2,444
UGI Corp. ............................................................ 108,644 2,499
Vistra Corp. ........................................................... 89,243 2,961
10,705
Total Common Stocks (Cost $250,579)
a
a
a
270,227
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 1,050,109 1,050
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 1,050,109 1,050
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 1,050,109 1,050
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 1,050,109 1,050
Total Collateral for Securities Loaned (Cost $4,200)
a
a
a
4,200
Total Investments (Cost $254,779) — 98.3% 274,427
Other assets in excess of liabilities — 1.7% 4,621
NET ASSETS - 100.00% $ 279,048
At September 30, 2023, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Munder Multi-Cap Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (97.2%)
Communication Services (6.9%):
Alphabet, Inc. , Class A (a) ................................................. 150,060 $ 19,637
Meta Platforms, Inc. , Class A (a) ............................................ 6,800 2,041
Netflix, Inc. (a) ......................................................... 4,900 1,850
TKO Group Holdings, Inc. ................................................ 20,200 1,698
T-Mobile U.S., Inc. ...................................................... 15,500 2,171
27,397
Communications Equipment (3.0%):
Arista Networks, Inc. (a) .................................................. 32,600 5,996
Cisco Systems, Inc. ..................................................... 109,600 5,892
11,888
Consumer Discretionary (9.5%):
Amazon.com, Inc. (a) .................................................... 83,800 10,653
AutoZone, Inc. (a) ....................................................... 2,300 5,842
Booking Holdings, Inc. (a) ................................................. 1,500 4,626
Crocs, Inc. (a) .......................................................... 24,800 2,188
McDonald's Corp. ...................................................... 21,700 5,716
O'Reilly Automotive, Inc. (a) ............................................... 4,600 4,181
Tesla, Inc. (a) .......................................................... 7,700 1,927
TopBuild Corp. (a) ...................................................... 8,900 2,239
37,372
Consumer Staples (7.2%):
BellRing Brands, Inc. (a) .................................................. 61,600 2,540
Casey's General Stores, Inc. ............................................... 14,300 3,883
Darling Ingredients, Inc. (a) ................................................ 83,000 4,332
MGP Ingredients, Inc. .................................................... 39,000 4,114
PepsiCo, Inc. .......................................................... 17,400 2,948
Philip Morris International, Inc. ............................................. 51,100 4,731
Walmart, Inc. .......................................................... 36,900 5,901
28,449
Electronic Equipment, Instruments & Components (2.5%):
Fabrinet (a) ............................................................ 23,700 3,949
Jabil, Inc. ............................................................ 47,800 6,065
10,014
Energy (7.1%):
ChampionX Corp. ...................................................... 77,300 2,753
Chevron Corp. ......................................................... 42,510 7,168
Diamondback Energy, Inc. ................................................ 23,700 3,671
EOG Resources, Inc. .................................................... 34,100 4,323
Halliburton Co. ........................................................ 74,900 3,033
Matador Resources Co. ................................................... 68,200 4,057
Schlumberger NV ...................................................... 48,300 2,816
27,821
Financials (15.5%):
Ameriprise Financial, Inc. ................................................. 16,100 5,308
Axos Financial, Inc. (a) ................................................... 132,200 5,005
Corebridge Financial, Inc. ................................................. 136,100 2,688
Fiserv, Inc. (a) .......................................................... 42,800 4,834
Globe Life, Inc. ........................................................ 30,900 3,360
Interactive Brokers Group, Inc. ............................................. 48,900 4,233
JPMorgan Chase & Co. .................................................. 56,000 8,121
Kinsale Capital Group, Inc. ................................................ 13,100 5,425
LPL Financial Holdings, Inc. ............................................... 22,000 5,228
NMI Holdings, Inc. , Class A (a) ............................................. 141,000 3,820
The Bancorp, Inc. (a) ..................................................... 169,500 5,848
Visa, Inc. , Class A ...................................................... 31,700 7,291
61,161

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (13.3%):
Cencora, Inc. .......................................................... 29,800 $ 5,363
Elevance Health, Inc. .................................................... 5,800 2,525
Eli Lilly & Co. ......................................................... 12,000 6,446
HCA Healthcare, Inc. .................................................... 15,600 3,837
Lantheus Holdings, Inc. (a) ................................................ 71,200 4,947
McKesson Corp. ....................................................... 13,000 5,653
Merck & Co., Inc. ...................................................... 21,800 2,244
Novo Nordisk A/S , ADR .................................................. 72,000 6,548
Shockwave Medical, Inc. (a) ............................................... 11,800 2,349
Stryker Corp. .......................................................... 8,600 2,350
The Cigna Group ....................................................... 9,000 2,575
The Ensign Group, Inc. ................................................... 55,900 5,195
Zoetis, Inc. ........................................................... 13,800 2,401
52,433
Industrials (8.2%):
AGCO Corp. .......................................................... 27,800 3,288
Comfort Systems USA, Inc. ............................................... 24,600 4,192
GXO Logistics, Inc. (a) ................................................... 88,300 5,179
Janus International Group, Inc. (a) ........................................... 215,200 2,303
Terex Corp. ........................................................... 65,700 3,786
UFP Industries, Inc. ..................................................... 27,900 2,857
United Rentals, Inc. ..................................................... 9,600 4,268
Verra Mobility Corp. (a) .................................................. 214,700 4,015
W.W. Grainger, Inc. ..................................................... 3,500 2,421
32,309
Materials (2.3%):
Graphic Packaging Holding Co. ............................................ 144,900 3,228
Livent Corp. (a) ........................................................ 158,100 2,911
Summit Materials, Inc. , Class A (a) .......................................... 100,230 3,121
9,260
Real Estate (1.5%):
Simon Property Group, Inc. ............................................... 25,400 2,744
VICI Properties, Inc. .................................................... 107,500 3,128
5,872
Semiconductors & Semiconductor Equipment (6.0%):
Applied Materials, Inc. ................................................... 16,000 2,215
Broadcom, Inc. ........................................................ 6,800 5,648
Microchip Technology, Inc. ................................................ 49,200 3,840
NVIDIA Corp. ......................................................... 15,500 6,743
ON Semiconductor Corp. (a) ............................................... 56,700 5,270
23,716
Software (8.0%):
Cadence Design Systems, Inc. (a) ............................................ 26,000 6,092
Fortinet, Inc. (a) ........................................................ 50,600 2,969
Microsoft Corp. ........................................................ 71,460 22,564
31,625
Technology Hardware, Storage & Peripherals (6.2%):
Apple, Inc. ........................................................... 142,080 24,326
Total Common Stocks (Cost $290,540)
a
a
a
383,643

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Exchange-Traded Funds (1.0%)
iShares Russell 3000 ETF ................................................. 16,800 $ 4,117
Total Exchange-Traded Funds (Cost $4,329)
a
a
a
4,117
Total Investments (Cost $294,869) — 98.2% 387,760
Other assets in excess of liabilities — 1.8% 7,089
NET ASSETS - 100.00% $ 394,849
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory S&P 500 Index Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (8.8%):
Activision Blizzard, Inc. .................................................. 4,560 $ 427
Alphabet, Inc., Class A(a) ................................................. 37,819 4,949
Alphabet, Inc., Class C(a) ................................................. 32,171 4,242
AT&T, Inc. ........................................................... 45,570 686
Charter Communications, Inc., Class A(a) ..................................... 649 285
Comcast Corp., Class A .................................................. 26,235 1,163
Electronic Arts, Inc. ..................................................... 1,571 189
Fox Corp., Class A ...................................................... 1,617 50
Fox Corp., Class B ...................................................... 841 24
Live Nation Entertainment, Inc.(a) ........................................... 904 75
Match Group, Inc.(a) .................................................... 1,773 70
Meta Platforms, Inc., Class A(a) ............................................ 14,167 4,253
Netflix, Inc.(a) ......................................................... 2,825 1,067
News Corp., Class A ..................................................... 2,428 49
News Corp., Class B .................................................... 736 15
Omnicom Group, Inc. .................................................... 1,259 94
Paramount Global, Class B(b) .............................................. 3,074 39
Take-Two Interactive Software, Inc.(a) ........................................ 1,007 141
The Interpublic Group of Cos., Inc. .......................................... 2,454 70
The Walt Disney Co.(a) .................................................. 11,664 945
T-Mobile U.S., Inc. ...................................................... 3,300 462
Verizon Communications, Inc. .............................................. 26,798 869
Warner Bros Discovery, Inc.(a) ............................................. 14,138 154
20,318
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 1,598 294
Cisco Systems, Inc. ..................................................... 25,976 1,396
F5, Inc.(a) ............................................................ 378 61
Juniper Networks, Inc. ................................................... 2,048 57
Motorola Solutions, Inc. .................................................. 1,065 290
2,098
Consumer Discretionary (10.6%):
Airbnb, Inc., Class A(a) .................................................. 2,713 372
Amazon.com, Inc.(a) .................................................... 57,875 7,357
Aptiv PLC(a) .......................................................... 1,803 178
AutoZone, Inc.(a) ....................................................... 116 295
Bath & Body Works, Inc. ................................................. 1,459 49
Best Buy Co., Inc. ...................................................... 1,238 86
Booking Holdings, Inc.(a) ................................................. 228 703
BorgWarner, Inc. ....................................................... 1,498 60
Caesars Entertainment, Inc.(a) .............................................. 1,372 64
CarMax, Inc.(a) ........................................................ 1,008 71
Carnival Corp.(a) ....................................................... 6,421 88
Chipotle Mexican Grill, Inc.(a) ............................................. 176 322
Darden Restaurants, Inc. .................................................. 770 110
Domino's Pizza, Inc. ..................................................... 224 85
DR Horton, Inc. ........................................................ 1,941 209
eBay, Inc. ............................................................ 3,392 150
Etsy, Inc.(a) ........................................................... 784 51
Expedia Group, Inc.(a) ................................................... 879 91
Ford Motor Co. ........................................................ 25,060 311
Garmin Ltd. ........................................................... 976 103
General Motors Co. ..................................................... 8,771 289
Genuine Parts Co. ...................................................... 895 129
Hasbro, Inc. ........................................................... 831 55
Hilton Worldwide Holdings, Inc. ............................................ 1,667 250
Las Vegas Sands Corp. ................................................... 2,095 96
Lennar Corp., Class A .................................................... 1,610 181
LKQ Corp. ........................................................... 1,705 84
Lowe's Cos., Inc. ....................................................... 3,735 776

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Marriott International, Inc., Class A .......................................... 1,597 $ 314
McDonald's Corp. ...................................................... 4,645 1,224
MGM Resorts International ................................................ 1,789 66
Mohawk Industries, Inc.(a) ................................................ 337 29
NIKE, Inc., Class B ..................................................... 7,809 747
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,712 45
NVR, Inc.(a) .......................................................... 21 125
O'Reilly Automotive, Inc.(a) ............................................... 385 350
Pool Corp. ............................................................ 249 89
PulteGroup, Inc. ........................................................ 1,399 104
Ralph Lauren Corp. ..................................................... 257 30
Ross Stores, Inc. ....................................................... 2,171 245
Royal Caribbean Cruises Ltd.(a) ............................................ 1,502 138
Starbucks Corp. ........................................................ 7,301 666
Tapestry, Inc. .......................................................... 1,478 42
Tesla, Inc.(a) .......................................................... 17,601 4,404
The Home Depot, Inc. ................................................... 6,409 1,936
The TJX Cos., Inc. ...................................................... 7,326 651
Tractor Supply Co. ...................................................... 694 141
Ulta Beauty, Inc.(a) ..................................................... 317 127
VF Corp. ............................................................. 2,107 37
Whirlpool Corp. ........................................................ 349 47
Wynn Resorts Ltd. ...................................................... 617 57
Yum! Brands, Inc. ...................................................... 1,786 223
24,452
Consumer Staples (6.5%):
Altria Group, Inc. ....................................................... 11,312 476
Archer-Daniels-Midland Co. ............................................... 3,417 258
Brown-Forman Corp., Class B ............................................. 1,166 67
Bunge Ltd. ........................................................... 960 104
Campbell Soup Co. ..................................................... 1,254 51
Church & Dwight Co., Inc. ................................................ 1,568 144
Colgate-Palmolive Co. ................................................... 5,270 375
Conagra Brands, Inc. .................................................... 3,046 83
Constellation Brands, Inc., Class A .......................................... 1,028 258
Costco Wholesale Corp. .................................................. 2,825 1,596
Dollar General Corp. .................................................... 1,398 148
Dollar Tree, Inc.(a) ...................................................... 1,335 142
General Mills, Inc. ...................................................... 3,730 239
Hormel Foods Corp. ..................................................... 1,846 70
Kellanova ............................................................ 1,680 100
Kenvue, Inc. .......................................................... 10,986 221
Keurig Dr Pepper, Inc. ................................................... 6,411 202
Kimberly-Clark Corp. .................................................... 2,156 260
Lamb Weston Holdings, Inc. ............................................... 929 86
McCormick & Co., Inc. .................................................. 1,601 121
Molson Coors Beverage Co., Class B ......................................... 1,183 75
Mondelez International, Inc., Class A ......................................... 8,672 602
Monster Beverage Corp.(a) ................................................ 4,741 251
PepsiCo, Inc. .......................................................... 8,775 1,487
Philip Morris International, Inc. ............................................. 9,895 916
Sysco Corp. ........................................................... 3,220 213
Target Corp. .......................................................... 2,942 325
The Clorox Co. ........................................................ 789 103
The Coca-Cola Co. ...................................................... 24,808 1,389
The Estee Lauder Cos., Inc. ............................................... 1,478 214
The Hershey Co. ....................................................... 955 191
The J.M. Smucker Co. ................................................... 651 80
The Kraft Heinz Co. ..................................................... 5,089 171
The Kroger Co. ........................................................ 4,209 188
The Procter & Gamble Co. ................................................ 15,026 2,192
Tyson Foods, Inc., Class A ................................................ 1,820 92
Walgreens Boots Alliance, Inc. ............................................. 4,567 102

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Walmart, Inc. .......................................................... 9,097 $ 1,455
15,047
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 3,802 319
CDW Corp. ........................................................... 854 172
Corning, Inc. .......................................................... 4,893 149
Keysight Technologies, Inc.(a) ............................................. 1,137 151
TE Connectivity Ltd. .................................................... 2,001 247
Teledyne Technologies, Inc.(a) ............................................. 300 123
Trimble, Inc.(a) ........................................................ 1,583 85
Zebra Technologies Corp.(a) ............................................... 327 78
1,324
Energy (4.7%):
APA Corp. ............................................................ 1,959 80
Baker Hughes Co. ...................................................... 6,436 227
Chevron Corp. ......................................................... 11,310 1,907
ConocoPhillips ........................................................ 7,633 914
Coterra Energy, Inc. ..................................................... 4,828 131
Devon Energy Corp. ..................................................... 4,084 195
Diamondback Energy, Inc. ................................................ 1,140 177
EOG Resources, Inc. .................................................... 3,712 471
EQT Corp. ............................................................ 2,305 94
Exxon Mobil Corp. ..................................................... 25,518 3,000
Halliburton Co. ........................................................ 5,728 232
Hess Corp. ............................................................ 1,762 270
Kinder Morgan, Inc. ..................................................... 12,357 205
Marathon Oil Corp. ..................................................... 3,861 103
Marathon Petroleum Corp. ................................................ 2,549 386
Occidental Petroleum Corp. ............................................... 4,229 274
ONEOK, Inc. .......................................................... 3,749 238
Phillips 66 ............................................................ 2,838 341
Pioneer Natural Resources Co. ............................................. 1,486 341
Schlumberger NV ...................................................... 9,059 528
Targa Resources Corp. ................................................... 1,426 122
The Williams Cos., Inc. .................................................. 7,754 261
Valero Energy Corp. ..................................................... 2,251 319
10,816
Financials (12.6%):
Aflac, Inc. ............................................................ 3,446 264
American Express Co. ................................................... 3,709 553
American International Group, Inc. .......................................... 4,538 275
Ameriprise Financial, Inc. ................................................. 654 216
Aon PLC, Class A ...................................................... 1,293 419
Arch Capital Group Ltd.(a) ................................................ 2,377 189
Arthur J. Gallagher & Co. ................................................. 1,374 313
Assurant, Inc. ......................................................... 338 49
Bank of America Corp. ................................................... 44,068 1,207
Berkshire Hathaway, Inc., Class B(a) ......................................... 11,624 4,072
BlackRock, Inc. ........................................................ 895 579
Blackstone, Inc. ........................................................ 4,513 483
Brown & Brown, Inc. .................................................... 1,501 105
Capital One Financial Corp. ............................................... 2,431 236
Cboe Global Markets, Inc. ................................................ 673 105
Chubb Ltd. ........................................................... 2,618 545
Cincinnati Financial Corp. ................................................ 1,000 102
Citigroup, Inc. ......................................................... 12,275 505
Citizens Financial Group, Inc. .............................................. 3,011 81
CME Group, Inc. ....................................................... 2,293 459
Comerica, Inc. ......................................................... 840 35
Discover Financial Services ............................................... 1,593 138
Everest Group Ltd. ...................................................... 277 103

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
FactSet Research Systems, Inc. ............................................. 243 $ 106
Fidelity National Information Services, Inc. .................................... 3,777 209
Fifth Third Bancorp ..................................................... 4,340 110
Fiserv, Inc.(a) .......................................................... 3,886 439
FleetCor Technologies, Inc.(a) .............................................. 471 120
Franklin Resources, Inc. .................................................. 1,813 45
Global Payments, Inc. .................................................... 1,657 191
Globe Life, Inc. ........................................................ 554 60
Huntington Bancshares, Inc. ............................................... 9,229 96
Intercontinental Exchange, Inc. ............................................. 3,648 401
Invesco Ltd. ........................................................... 2,860 42
JPMorgan Chase & Co. .................................................. 18,524 2,686
KeyCorp ............................................................. 5,966 64
Loews Corp. .......................................................... 1,179 75
M&T Bank Corp. ....................................................... 1,057 134
MarketAxess Holdings, Inc. ............................................... 240 51
Marsh & McLennan Cos., Inc. ............................................. 3,149 599
Mastercard, Inc., Class A ................................................. 5,304 2,100
MetLife, Inc. .......................................................... 4,027 253
Moody's Corp. ......................................................... 1,006 318
Morgan Stanley ........................................................ 8,133 664
MSCI, Inc. ........................................................... 504 259
Nasdaq, Inc. .......................................................... 2,161 105
Northern Trust Corp. .................................................... 1,320 92
PayPal Holdings, Inc.(a) .................................................. 6,999 409
Principal Financial Group, Inc. ............................................. 1,418 102
Prudential Financial, Inc. ................................................. 2,314 220
Raymond James Financial, Inc. ............................................. 1,198 120
Regions Financial Corp. .................................................. 5,982 103
S&P Global, Inc. ....................................................... 2,074 758
State Street Corp. ....................................................... 2,031 136
Synchrony Financial ..................................................... 2,666 81
T. Rowe Price Group, Inc. ................................................. 1,430 150
The Allstate Corp. ...................................................... 1,667 186
The Bank of New York Mellon Corp. ......................................... 4,964 212
The Charles Schwab Corp. ................................................ 9,479 520
The Goldman Sachs Group, Inc. ............................................ 2,101 680
The Hartford Financial Services Group, Inc. .................................... 1,949 138
The PNC Financial Services Group, Inc. ...................................... 2,539 312
The Progressive Corp. ................................................... 3,731 520
The Travelers Cos., Inc. .................................................. 1,459 238
Truist Financial Corp. .................................................... 8,491 243
U.S. Bancorp .......................................................... 9,923 328
Visa, Inc., Class A ...................................................... 10,242 2,356
W. R. Berkley Corp. ..................................................... 1,297 82
Wells Fargo & Co. ...................................................... 23,322 953
Willis Towers Watson PLC ................................................ 668 140
Zions Bancorp NA ...................................................... 944 33
29,272
Health Care (13.2%):
Abbott Laboratories ..................................................... 11,062 1,071
AbbVie, Inc. .......................................................... 11,251 1,677
Agilent Technologies, Inc. ................................................. 1,883 211
Align Technology, Inc.(a) ................................................. 454 139
Amgen, Inc. ........................................................... 3,410 916
Baxter International, Inc. ................................................. 3,228 122
Becton Dickinson & Co. .................................................. 1,849 478
Biogen, Inc.(a) ......................................................... 923 237
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 133 48
Bio-Techne Corp. ....................................................... 1,004 68
Boston Scientific Corp.(a) ................................................. 9,333 493
Bristol-Myers Squibb Co. ................................................. 13,317 773
Cardinal Health, Inc. .................................................... 1,623 141

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Catalent, Inc.(a) ........................................................ 1,149 $ 52
Cencora, Inc. .......................................................... 1,063 191
Centene Corp.(a) ....................................................... 3,452 238
Charles River Laboratories International, Inc.(a) ................................. 327 64
CVS Health Corp. ...................................................... 8,187 572
Danaher Corp. ......................................................... 4,189 1,039
DaVita, Inc.(a) ......................................................... 343 32
DENTSPLY SIRONA, Inc. ................................................ 1,350 46
Dexcom, Inc.(a) ........................................................ 2,472 231
Edwards Lifesciences Corp.(a) ............................................. 3,875 268
Elevance Health, Inc. .................................................... 1,502 654
Eli Lilly & Co. ......................................................... 5,083 2,730
GE HealthCare Technologies, Inc. ........................................... 2,493 170
Gilead Sciences, Inc. .................................................... 7,943 595
HCA Healthcare, Inc. .................................................... 1,283 316
Henry Schein, Inc.(a) .................................................... 832 62
Hologic, Inc.(a) ........................................................ 1,561 108
Humana, Inc. .......................................................... 790 384
IDEXX Laboratories, Inc.(a) ............................................... 529 231
Illumina, Inc.(a) ........................................................ 1,009 139
Incyte Corp.(a) ......................................................... 1,186 69
Insulet Corp.(a) ........................................................ 445 71
Intuitive Surgical, Inc.(a) ................................................. 2,240 655
IQVIA Holdings, Inc.(a) .................................................. 1,167 230
Johnson & Johnson ..................................................... 15,350 2,391
Laboratory Corp. of America Holdings ........................................ 565 114
McKesson Corp. ....................................................... 860 374
Medtronic PLC ........................................................ 8,485 665
Merck & Co., Inc. ...................................................... 16,175 1,665
Mettler-Toledo International, Inc.(a) ......................................... 139 154
Moderna, Inc.(a) ....................................................... 2,111 218
Molina Healthcare, Inc.(a) ................................................ 372 122
Organon & Co. ........................................................ 1,629 28
Pfizer, Inc. ............................................................ 35,989 1,194
Quest Diagnostics, Inc. ................................................... 715 87
Regeneron Pharmaceuticals, Inc.(a) .......................................... 680 560
ResMed, Inc. .......................................................... 937 139
Revvity, Inc. .......................................................... 791 88
STERIS PLC .......................................................... 629 138
Stryker Corp. .......................................................... 2,155 589
Teleflex, Inc. .......................................................... 300 59
The Cigna Group ....................................................... 1,887 540
The Cooper Cos., Inc. .................................................... 316 100
Thermo Fisher Scientific, Inc. .............................................. 2,460 1,245
UnitedHealth Group, Inc. ................................................. 5,905 2,977
Universal Health Services, Inc., Class B ....................................... 396 50
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,645 572
Viatris, Inc. ........................................................... 7,646 75
Waters Corp.(a) ........................................................ 377 103
West Pharmaceutical Services, Inc. .......................................... 471 177
Zimmer Biomet Holdings, Inc. ............................................. 1,332 149
Zoetis, Inc. ........................................................... 2,934 510
30,604
Industrials (8.3%):
3M Co. .............................................................. 3,519 330
A O Smith Corp. ....................................................... 794 53
Alaska Air Group, Inc.(a) ................................................. 811 30
Allegion PLC ......................................................... 560 58
American Airlines Group, Inc.(a) ............................................ 4,165 53
AMETEK, Inc. ........................................................ 1,471 217
Automatic Data Processing, Inc. ............................................ 2,626 632
Axon Enterprise, Inc.(a) .................................................. 448 89
Broadridge Financial Solutions, Inc. ......................................... 753 135

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
C.H. Robinson Worldwide, Inc. ............................................. 742 $ 64
Carrier Global Corp. ..................................................... 5,339 295
Caterpillar, Inc. ........................................................ 3,252 888
Ceridian HCM Holding, Inc.(a) ............................................. 992 67
Cintas Corp. .......................................................... 551 265
Copart, Inc.(a) ......................................................... 5,539 239
CoStar Group, Inc.(a) .................................................... 2,603 200
CSX Corp. ............................................................ 12,789 393
Cummins, Inc. ......................................................... 903 206
Deere & Co. .......................................................... 1,738 656
Delta Air Lines, Inc. ..................................................... 4,101 152
Dover Corp. ........................................................... 892 124
Eaton Corp. PLC ....................................................... 2,543 542
Emerson Electric Co. .................................................... 3,643 352
Equifax, Inc. .......................................................... 782 143
Expeditors International of Washington, Inc. .................................... 943 108
Fastenal Co. ........................................................... 3,642 199
FedEx Corp. .......................................................... 1,475 391
Fortive Corp. .......................................................... 2,244 166
Generac Holdings, Inc.(a) ................................................. 397 43
General Dynamics Corp. .................................................. 1,445 319
General Electric Co. ..................................................... 6,938 767
Honeywell International, Inc. .............................................. 4,232 782
Howmet Aerospace, Inc. .................................................. 2,496 115
Huntington Ingalls Industries, Inc. ........................................... 254 52
IDEX Corp. ........................................................... 482 100
Illinois Tool Works, Inc. .................................................. 1,754 404
Ingersoll Rand, Inc. ..................................................... 2,578 164
J.B. Hunt Transport Services, Inc. ........................................... 520 98
Jack Henry & Associates, Inc. .............................................. 465 70
Jacobs Solutions, Inc. .................................................... 803 110
Johnson Controls International PLC .......................................... 4,337 231
L3Harris Technologies, Inc. ............................................... 1,206 210
Leidos Holdings, Inc. .................................................... 876 81
Lockheed Martin Corp. ................................................... 1,429 584
Masco Corp. .......................................................... 1,434 77
Nordson Corp. ......................................................... 345 77
Norfolk Southern Corp. .................................................. 1,447 285
Northrop Grumman Corp. ................................................. 907 399
Old Dominion Freight Line, Inc. ............................................ 571 234
Otis Worldwide Corp. .................................................... 2,625 211
PACCAR, Inc. ......................................................... 3,333 283
Parker-Hannifin Corp. ................................................... 818 319
Paychex, Inc. .......................................................... 2,045 236
Paycom Software, Inc. ................................................... 314 81
Pentair PLC ........................................................... 1,052 68
Quanta Services, Inc. .................................................... 926 173
Republic Services, Inc. ................................................... 1,311 187
Robert Half, Inc. ....................................................... 683 50
Rockwell Automation, Inc. ................................................ 732 209
Rollins, Inc. ........................................................... 1,807 68
RTX Corp. ............................................................ 9,278 668
Snap-on, Inc. .......................................................... 337 86
Southwest Airlines Co. ................................................... 3,797 103
Stanley Black & Decker, Inc. .............................................. 977 82
Textron, Inc. .......................................................... 1,263 99
The Boeing Co.(a) ...................................................... 3,614 693
Trane Technologies PLC .................................................. 1,456 295
TransDigm Group, Inc.(a) ................................................. 352 297
Union Pacific Corp. ..................................................... 3,885 791
United Airlines Holdings, Inc.(a) ............................................ 2,091 89
United Parcel Service, Inc., Class B .......................................... 4,610 719
United Rentals, Inc. ..................................................... 435 193
Verisk Analytics, Inc. .................................................... 924 218

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 284 $ 197
Waste Management, Inc. .................................................. 2,350 358
Westinghouse Air Brake Technologies Corp. .................................... 1,142 121
Xylem, Inc. ........................................................... 1,535 140
19,283
IT Services (1.2%):
Accenture PLC, Class A .................................................. 4,021 1,235
Akamai Technologies, Inc.(a) .............................................. 969 103
Cognizant Technology Solutions Corp., Class A ................................. 3,219 218
DXC Technology Co.(a) .................................................. 1,308 27
EPAM Systems, Inc.(a) ................................................... 369 94
Gartner, Inc.(a) ........................................................ 502 173
International Business Machines Corp. ........................................ 5,807 815
VeriSign, Inc.(a) ........................................................ 572 116
2,781
Materials (2.4%):
Air Products and Chemicals, Inc. ............................................ 1,416 401
Albemarle Corp. ....................................................... 748 127
Amcor PLC ........................................................... 9,380 86
Avery Dennison Corp. ................................................... 514 94
Ball Corp. ............................................................ 2,008 100
Celanese Corp. ......................................................... 638 80
CF Industries Holdings, Inc. ............................................... 1,230 105
Corteva, Inc. .......................................................... 4,524 231
Dow, Inc. ............................................................ 4,482 231
DuPont de Nemours, Inc. ................................................. 2,926 218
Eastman Chemical Co. ................................................... 756 58
Ecolab, Inc. ........................................................... 1,617 274
FMC Corp. ........................................................... 795 53
Freeport-McMoRan, Inc. ................................................. 9,139 341
International Flavors & Fragrances, Inc. ....................................... 1,627 111
International Paper Co. ................................................... 2,206 78
Linde PLC ............................................................ 3,110 1,158
LyondellBasell Industries NV, Class A ........................................ 1,633 155
Martin Marietta Materials, Inc. ............................................. 394 162
Newmont Corp. ........................................................ 5,066 187
Nucor Corp. ........................................................... 1,585 248
Packaging Corp. of America ............................................... 573 88
PPG Industries, Inc. ..................................................... 1,501 195
Sealed Air Corp. ....................................................... 920 30
Steel Dynamics, Inc. ..................................................... 993 107
The Mosaic Co. ........................................................ 2,118 75
The Sherwin-Williams Co. ................................................ 1,508 385
Vulcan Materials Co. .................................................... 847 171
Westrock Co. .......................................................... 1,634 59
5,608
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 993 99
American Tower Corp. ................................................... 2,971 489
AvalonBay Communities, Inc. .............................................. 905 155
Boston Properties, Inc. ................................................... 920 55
Camden Property Trust ................................................... 681 64
CBRE Group, Inc., Class A(a) .............................................. 1,975 146
Crown Castle, Inc. ...................................................... 2,764 254
Digital Realty Trust, Inc. .................................................. 1,929 233
Equinix, Inc. .......................................................... 596 433
Equity Residential ...................................................... 2,199 129
Essex Property Trust, Inc. ................................................. 409 87
Extra Space Storage, Inc. ................................................. 1,347 164
Federal Realty Investment Trust ............................................ 468 42
Healthpeak Properties, Inc. ................................................ 3,487 64

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Host Hotels & Resorts, Inc. ................................................ 4,536 $ 73
Invitation Homes, Inc. ................................................... 3,667 116
Iron Mountain, Inc. ..................................................... 1,860 111
Kimco Realty Corp. ..................................................... 3,951 70
Mid-America Apartment Communities, Inc. .................................... 744 96
Prologis, Inc. .......................................................... 5,889 661
Public Storage ......................................................... 1,009 266
Realty Income Corp. .................................................... 4,518 226
Regency Centers Corp. ................................................... 1,047 62
SBA Communications Corp. ............................................... 691 138
Simon Property Group, Inc. ............................................... 2,086 225
UDR, Inc. ............................................................ 1,932 69
Ventas, Inc. ........................................................... 2,565 108
VICI Properties, Inc. .................................................... 6,460 188
Welltower, Inc. ......................................................... 3,306 271
Weyerhaeuser Co. ...................................................... 4,658 143
5,237
Semiconductors & Semiconductor Equipment (7.3%):
Advanced Micro Devices, Inc.(a) ............................................ 10,299 1,059
Analog Devices, Inc. .................................................... 3,196 560
Applied Materials, Inc. ................................................... 5,353 741
Broadcom, Inc. ........................................................ 2,631 2,185
Enphase Energy, Inc.(a) .................................................. 869 104
First Solar, Inc.(a) ...................................................... 681 110
Intel Corp. ............................................................ 26,696 949
KLA Corp. ........................................................... 872 400
Lam Research Corp. ..................................................... 850 533
Microchip Technology, Inc. ................................................ 3,470 271
Micron Technology, Inc. .................................................. 6,982 475
Monolithic Power Systems, Inc. ............................................ 305 141
NVIDIA Corp. ......................................................... 15,745 6,849
NXP Semiconductors NV ................................................. 1,643 328
ON Semiconductor Corp.(a) ............................................... 2,751 256
Qorvo, Inc.(a) ......................................................... 624 59
QUALCOMM, Inc. ..................................................... 7,114 790
Skyworks Solutions, Inc. ................................................. 1,016 100
SolarEdge Technologies, Inc.(a) ............................................ 361 47
Teradyne, Inc. ......................................................... 982 99
Texas Instruments, Inc. ................................................... 5,788 920
16,976
Software (10.0%):
Adobe, Inc.(a) ......................................................... 2,905 1,481
ANSYS, Inc.(a) ........................................................ 553 165
Autodesk, Inc.(a) ....................................................... 1,362 282
Cadence Design Systems, Inc.(a) ............................................ 1,732 406
Fair Isaac Corp.(a) ...................................................... 158 137
Fortinet, Inc.(a) ........................................................ 4,155 244
Gen Digital, Inc. ....................................................... 3,587 63
Intuit, Inc. ............................................................ 1,785 912
Microsoft Corp. ........................................................ 47,360 14,954
Oracle Corp. .......................................................... 10,035 1,063
Palo Alto Networks, Inc.(a) ................................................ 1,950 457
PTC, Inc.(a) ........................................................... 757 107
Roper Technologies, Inc. .................................................. 680 329
Salesforce, Inc.(a) ...................................................... 6,209 1,259
ServiceNow, Inc.(a) ..................................................... 1,300 727
Synopsys, Inc.(a) ....................................................... 970 445
Tyler Technologies, Inc.(a) ................................................ 268 104
23,135
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 93,679 16,039

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Hewlett Packard Enterprise Co. ............................................. 8,233 $ 143
HP, Inc. .............................................................. 5,531 142
NetApp, Inc. .......................................................... 1,344 102
Seagate Technology Holdings PLC .......................................... 1,229 81
Western Digital Corp.(a) .................................................. 2,039 93
16,600
Utilities (2.4%):
Alliant Energy Corp. .................................................... 1,611 78
Ameren Corp. ......................................................... 1,675 125
American Electric Power Co., Inc. ........................................... 3,284 247
American Water Works Co., Inc. ............................................ 1,241 154
Atmos Energy Corp. ..................................................... 946 100
CenterPoint Energy, Inc. .................................................. 4,023 108
CMS Energy Corp. ...................................................... 1,860 99
Consolidated Edison, Inc. ................................................. 2,199 188
Constellation Energy Corp. ................................................ 2,050 224
Dominion Energy, Inc. ................................................... 5,334 238
DTE Energy Co. ....................................................... 1,314 130
Duke Energy Corp. ...................................................... 4,913 434
Edison International ..................................................... 2,443 155
Entergy Corp. ......................................................... 1,348 125
Evergy, Inc. ........................................................... 1,464 74
Eversource Energy ...................................................... 2,225 129
Exelon Corp. .......................................................... 6,344 240
FirstEnergy Corp. ....................................................... 3,289 112
NextEra Energy, Inc. .................................................... 12,900 739
NiSource, Inc. ......................................................... 2,634 65
NRG Energy, Inc. ....................................................... 1,460 56
PG&E Corp.(a) ........................................................ 13,324 215
Pinnacle West Capital Corp. ............................................... 722 53
PPL Corp. ............................................................ 4,698 111
Public Service Enterprise Group, Inc. ......................................... 3,182 181
Sempra Energy ........................................................ 4,011 273
The AES Corp. ........................................................ 4,268 65
The Southern Co. ....................................................... 6,952 450
WEC Energy Group, Inc. ................................................. 2,011 162
Xcel Energy, Inc. ....................................................... 3,516 201
5,531
Total Common Stocks (Cost $45,587)
a
a
a
229,082
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(d) ........ 10,651 10
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(d) ............ 10,651 11
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 10,651 11
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(d) . 10,651 11
Total Collateral for Securities Loaned (Cost $43)
a
a
a
43
Total Investments (Cost $45,630) — 99.0% 229,125
Other assets in excess of liabilities — 1.0% 2,207
NET ASSETS - 100.00% $ 231,332
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 10 12/15/23 $ 2,240,427 $ 2,162,750 $ (77,677)
Total unrealized appreciation $ —
Total unrealized depreciation (77,677)
Total net unrealized appreciation (depreciation) $ (77,677)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
26
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (4.2%):
Live Nation Entertainment, Inc. (a) ........................................... 78,944 $ 6,556
The Trade Desk, Inc. , Class A (a) ............................................ 85,400 6,674
13,230
Consumer Discretionary (12.2%):
Caesars Entertainment, Inc. (a) .............................................. 92,400 4,283
Chipotle Mexican Grill, Inc. (a) ............................................. 2,300 4,213
DR Horton, Inc. ........................................................ 47,500 5,105
Fox Factory Holding Corp. (a) .............................................. 35,400 3,507
Lithia Motors, Inc. ...................................................... 9,100 2,687
NVR, Inc. (a) .......................................................... 900 5,367
Pool Corp. ............................................................ 14,100 5,021
Ross Stores, Inc. ....................................................... 35,100 3,965
YETI Holdings, Inc. (a) ................................................... 96,700 4,663
38,811
Consumer Staples (4.6%):
Casey's General Stores, Inc. ............................................... 20,300 5,512
Church & Dwight Co., Inc. ................................................ 41,300 3,784
Freshpet, Inc. (a) ........................................................ 42,800 2,820
Performance Food Group Co. (a) ............................................ 41,100 2,419
14,535
Energy (2.5%):
Cheniere Energy, Inc. .................................................... 11,600 1,925
Diamondback Energy, Inc. ................................................ 39,700 6,149
8,074
Financials (11.8%):
Brown & Brown, Inc. .................................................... 97,800 6,830
Evercore, Inc. ......................................................... 37,300 5,143
FactSet Research Systems, Inc. ............................................. 12,500 5,466
Global Payments, Inc. .................................................... 40,100 4,627
Kinsale Capital Group, Inc. ................................................ 19,900 8,241
MarketAxess Holdings, Inc. ............................................... 13,800 2,948
MSCI, Inc. ........................................................... 8,300 4,259
37,514
Health Care (12.2%):
Agilent Technologies, Inc. ................................................. 13,993 1,565
Align Technology, Inc. (a) ................................................. 13,400 4,091
Dexcom, Inc. (a) ........................................................ 52,800 4,926
Halozyme Therapeutics, Inc. (a) ............................................. 37,300 1,425
Insulet Corp. (a) ........................................................ 9,000 1,435
Intra-Cellular Therapies, Inc. (a) ............................................. 44,500 2,318
IQVIA Holdings, Inc. (a) .................................................. 25,900 5,096
Medpace Holdings, Inc. (a) ................................................ 16,900 4,092
Neurocrine Biosciences, Inc. (a) ............................................. 17,000 1,913
West Pharmaceutical Services, Inc. .......................................... 15,800 5,928
Zoetis, Inc. ........................................................... 35,030 6,095
38,884
Industrials (22.0%):
Advanced Drainage Systems, Inc. ........................................... 31,800 3,620
AMETEK, Inc. ........................................................ 38,100 5,630
Chart Industries, Inc. (a) .................................................. 32,400 5,479
Copa Holdings SA , Class A ................................................ 58,100 5,178
CoStar Group, Inc. (a) .................................................... 56,100 4,314
HEICO Corp. .......................................................... 14,800 2,397
IDEX Corp. ........................................................... 15,400 3,204
Old Dominion Freight Line, Inc. ............................................ 12,550 5,135
Paylocity Holding Corp. (a) ................................................ 16,700 3,034
TFI International, Inc. .................................................... 41,400 5,316

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
The Middleby Corp. (a) ................................................... 11,300 $ 1,446
Trane Technologies PLC .................................................. 34,300 6,960
TransUnion ........................................................... 43,700 3,137
Trex Co., Inc. (a) ........................................................ 91,700 5,651
Verisk Analytics, Inc. .................................................... 26,200 6,189
WESCO International, Inc. ................................................ 22,000 3,164
69,854
Information Technology (18.3%):
Amphenol Corp. , Class A ................................................. 76,420 6,418
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 24,900 4,168
CyberArk Software Ltd. (a) ................................................ 20,900 3,423
Fair Isaac Corp. (a) ...................................................... 7,100 6,167
HubSpot, Inc. (a) ....................................................... 10,200 5,023
Keysight Technologies, Inc. (a) ............................................. 32,700 4,326
Lam Research Corp. ..................................................... 8,800 5,516
Monolithic Power Systems, Inc. ............................................ 11,800 5,452
Synopsys, Inc. (a) ....................................................... 9,900 4,544
Teledyne Technologies, Inc. (a) ............................................. 10,300 4,208
Tyler Technologies, Inc. (a) ................................................ 16,200 6,255
Zscaler, Inc. (a) ......................................................... 16,800 2,614
58,114
Materials (3.5%):
Avery Dennison Corp. ................................................... 30,000 5,480
Freeport-McMoRan, Inc. ................................................. 71,200 2,655
Louisiana-Pacific Corp. .................................................. 56,500 3,123
11,258
Real Estate (4.3%):
CBRE Group, Inc. , Class A (a) .............................................. 60,800 4,491
SBA Communications Corp. ............................................... 7,603 1,522
Sun Communities, Inc. ................................................... 31,716 3,753
VICI Properties, Inc. .................................................... 131,500 3,826
13,592
Utilities (3.4%):
Atmos Energy Corp. ..................................................... 46,500 4,926
Sempra Energy ........................................................ 85,078 5,788
10,714
Total Common Stocks (Cost $256,426)
a
a
a
314,580
Exchange-Traded Funds (0.9%)
SPDR S&P MidCap 400 ETF .............................................. 6,000 2,740
Total Exchange-Traded Funds (Cost $2,849)
a
a
a
2,740
Total Investments (Cost $259,275) — 99.9% 317,320
Other assets in excess of liabilities — 0.1% 293
NET ASSETS - 100.00% $ 317,613
At September 30, 2023, the Fund's investments in foreign securities were 6.6% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Trivalent International Fund — Core Equity
28
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (97.9%)
Australia (4.7%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 23,695 $ 619
Energy (0.9%):
Santos Ltd. ........................................................... 162,863 820
Woodside Energy Group Ltd. .............................................. 36,774 855
1,675
Financials (1.1%):
National Australia Bank Ltd. ............................................... 78,153 1,451
QBE Insurance Group Ltd. ................................................ 69,412 695
2,146
Health Care (0.4%):
Cochlear Ltd. .......................................................... 4,149 679
Industrials (0.7%):
Brambles Ltd. ......................................................... 71,988 661
Qantas Airways Ltd.(a) ................................................... 186,316 617
1,278
Materials (0.8%):
Northern Star Resources Ltd. .............................................. 71,068 472
Rio Tinto Ltd. ......................................................... 13,996 1,009
1,481
Real Estate (0.5%):
Charter Hall Group ...................................................... 72,719 439
Goodman Group ....................................................... 44,621 612
1,051
8,929
Austria (0.4%):
Industrials (0.4%):
ANDRITZ AG ......................................................... 15,975 805
Brazil (2.0%):
Energy (0.5%):
Petro Rio SA(a) ........................................................ 97,000 908
Financials (0.7%):
Banco do Brasil SA ..................................................... 138,900 1,304
Materials (0.4%):
Gerdau SA, Preference Shares .............................................. 168,640 810
Utilities (0.4%):
Cia Energetica de Minas Gerais, Preference Shares ............................... 305,749 755
3,777
Canada (6.8%):
Consumer Discretionary (0.4%):
BRP, Inc. ............................................................. 10,052 761
Energy (1.2%):
ARC Resources Ltd. ..................................................... 34,497 551
Headwater Exploration, Inc. ............................................... 115,437 609
Parex Resources, Inc. .................................................... 29,946 562
Suncor Energy, Inc. ..................................................... 17,717 609
2,331
Financials (3.1%):
Element Fleet Management Corp. ........................................... 81,403 1,168
Fairfax Financial Holdings Ltd. ............................................. 1,901 1,552

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
National Bank of Canada ................................................. 16,605 $ 1,103
Sun Life Financial, Inc. .................................................. 19,080 931
The Toronto-Dominion Bank(b) ............................................ 20,185 1,216
5,970
Industrials (0.4%):
Finning International, Inc. ................................................. 24,978 737
Materials (1.7%):
Dundee Precious Metals, Inc. .............................................. 87,361 540
Lundin Mining Corp. .................................................... 74,477 556
Stella-Jones, Inc. ....................................................... 24,448 1,176
Teck Resources Ltd., Class B .............................................. 19,941 858
3,130
12,929
Chile (0.4%):
Consumer Staples (0.4%):
Cencosud SA .......................................................... 363,632 690
China (6.7%):
Communication Services (1.5%):
Baidu, Inc., Class A(a) ................................................... 53,200 895
Kuaishou Technology(a)(c) ................................................ 70,000 557
Tencent Holdings Ltd. ................................................... 37,100 1,438
2,890
Consumer Discretionary (2.1%):
Alibaba Group Holding Ltd.(a) ............................................. 152,996 1,659
BYD Co. Ltd., Class H ................................................... 27,000 832
Li Auto, Inc., Class A(a) .................................................. 29,400 525
New Oriental Education & Technology Group, Inc.(a) ............................. 186,900 1,106
4,122
Consumer Staples (0.3%):
Tsingtao Brewery Co. Ltd., Class H .......................................... 84,000 684
Financials (1.6%):
Agricultural Bank of China Ltd., Class H ...................................... 1,511,000 562
Bank of China Ltd., Class H ............................................... 2,107,275 734
China Construction Bank Corp., Class H ...................................... 1,231,000 692
PICC Property & Casualty Co. Ltd., Class H ................................... 822,000 1,053
3,041
Health Care (0.3%):
Sinopharm Group Co. Ltd., Class H .......................................... 178,000 516
Industrials (0.4%):
China Railway Group Ltd., Class H .......................................... 1,362,000 700
Materials (0.5%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 233,500 618
Ganfeng Lithium Group Co. Ltd., Class H(c) ................................... 73,800 301
919
12,872
Denmark (2.6%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 8,840 912
Health Care (2.1%):
Novo Nordisk A/S, Class B ................................................ 43,912 3,999
4,911

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Finland (1.0%):
Industrials (0.4%):
Metso Oyj ............................................................ 68,665 $ 720
Information Technology (0.3%):
Nokia Oyj ............................................................ 158,986 598
Utilities (0.3%):
Fortum Oyj(b) ......................................................... 47,508 551
1,869
France (6.9%):
Communication Services (0.7%):
Publicis Groupe SA ..................................................... 16,872 1,277
Consumer Discretionary (1.0%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,590 1,955
Financials (1.3%):
AXA SA ............................................................. 22,746 675
BNP Paribas SA ........................................................ 17,388 1,106
Edenred .............................................................. 11,228 702
2,483
Health Care (0.7%):
EssilorLuxottica SA ..................................................... 3,395 590
Ipsen SA ............................................................. 5,740 752
1,342
Industrials (1.3%):
Cie de Saint-Gobain ..................................................... 17,834 1,067
Eiffage SA ............................................................ 7,223 685
Rexel SA ............................................................. 33,955 761
2,513
Information Technology (0.6%):
Capgemini SE ......................................................... 6,015 1,049
Materials (0.6%):
Arkema SA ........................................................... 12,380 1,219
Real Estate (0.3%):
Klepierre SA .......................................................... 24,964 611
Utilities (0.4%):
Engie SA ............................................................. 50,268 771
13,220
Germany (4.5%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 82,194 1,724
Consumer Discretionary (1.0%):
HUGO BOSS AG ...................................................... 9,941 628
Mercedes-Benz Group AG ................................................ 17,093 1,190
1,818
Consumer Staples (0.3%):
Henkel AG And Co. KGaA, Preference Shares .................................. 8,464 603
Financials (0.4%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 2,049 798
Industrials (0.9%):
Daimler Truck Holding AG ................................................ 18,852 652

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Siemens AG, Registered Shares ............................................. 7,957 $ 1,137
1,789
Information Technology (1.0%):
Infineon Technologies AG ................................................. 35,401 1,172
SAP SE .............................................................. 4,803 622
1,794
8,526
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA(a) ............................................. 86,090 485
Hong Kong (1.2%):
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 181,500 496
Industrials (0.3%):
CK Hutchison Holdings Ltd. ............................................... 105,500 560
Real Estate (0.3%):
Sino Land Co. Ltd. ...................................................... 498,000 560
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 714,000 614
2,230
India (4.5%):
Consumer Discretionary (0.4%):
Tata Motors Ltd. ....................................................... 99,819 755
Consumer Staples (0.4%):
Varun Beverages Ltd. .................................................... 69,695 791
Energy (0.6%):
Reliance Industries Ltd. .................................................. 41,123 1,158
Financials (1.1%):
ICICI Bank Ltd. ........................................................ 81,391 933
Power Finance Corp. Ltd. ................................................. 416,378 1,261
2,194
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 42,167 625
Tata Consultancy Services Ltd. ............................................. 15,879 673
1,298
Materials (0.8%):
Jindal Stainless Ltd. ..................................................... 128,988 737
Tata Chemicals Ltd. ..................................................... 62,794 778
1,515
Utilities (0.5%):
Power Grid Corp. of India Ltd. ............................................. 402,157 965
8,676
Indonesia (0.4%):
Communication Services (0.4%):
PT Indosat Tbk ........................................................ 1,197,900 761
Ireland (2.2%):
Consumer Discretionary (0.5%):
PDD Holdings, Inc., ADR(a) ............................................... 11,096 1,088

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 73,713 $ 721
Health Care (0.5%):
ICON PLC(a) ......................................................... 3,896 959
Industrials (0.5%):
AerCap Holdings NV(a) .................................................. 14,449 906
Materials (0.3%):
James Hardie Industries PLC(a) ............................................ 23,111 604
4,278
Israel (0.9%):
Financials (0.3%):
Bank Leumi Le-Israel BM ................................................ 61,796 512
Health Care (0.3%):
Inmode Ltd.(a) ......................................................... 17,007 518
Information Technology (0.3%):
Nice Ltd.(a) ........................................................... 3,562 608
1,638
Italy (1.5%):
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 15,839 746
Industrials (0.5%):
Leonardo SpA ......................................................... 68,942 993
Utilities (0.6%):
Enel SpA ............................................................. 127,996 785
Iren SpA ............................................................. 217,006 417
1,202
2,941
Japan (14.1%):
Communication Services (0.6%):
Nippon Telegraph & Telephone Corp. ........................................ 955,000 1,130
Consumer Discretionary (2.3%):
Honda Motor Co. Ltd. ................................................... 103,500 1,165
Isuzu Motors Ltd. ....................................................... 89,300 1,123
Panasonic Holdings Corp. ................................................. 62,700 708
Sega Sammy Holdings, Inc. ............................................... 33,800 623
Suzuki Motor Corp. ..................................................... 18,200 732
4,351
Consumer Staples (0.9%):
Ajinomoto Co., Inc. ..................................................... 20,200 779
Asahi Group Holdings Ltd. ................................................ 26,600 994
1,773
Financials (2.3%):
Mizuho Financial Group, Inc. .............................................. 66,010 1,121
ORIX Corp. ........................................................... 40,700 760
Sumitomo Mitsui Financial Group, Inc. ....................................... 34,925 1,716
Tokio Marine Holdings, Inc. ............................................... 33,400 773
4,370
Health Care (1.0%):
Olympus Corp. ........................................................ 33,300 432
Otsuka Holdings Co., Ltd. ................................................. 19,100 678

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Shionogi & Co. Ltd. ..................................................... 16,500 $ 736
1,846
Industrials (3.5%):
Central Japan Railway Co. ................................................ 31,500 766
Fuji Electric Co. Ltd. .................................................... 18,900 851
ITOCHU Corp. ........................................................ 45,500 1,643
Komatsu Ltd. .......................................................... 43,000 1,160
Mitsubishi Heavy Industries Ltd. ............................................ 15,700 876
Mitsui & Co. Ltd. ....................................................... 38,500 1,397
6,693
Information Technology (1.9%):
Advantest Corp. ........................................................ 40,800 1,138
Canon, Inc. ........................................................... 25,300 610
NEC Corp. ........................................................... 19,900 1,099
TDK Corp. ........................................................... 22,800 843
3,690
Materials (1.2%):
Nippon Steel Corp. ...................................................... 42,200 989
Shin-Etsu Chemical Co. Ltd. ............................................... 22,500 653
Tosoh Corp. ........................................................... 52,300 671
2,313
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 27,000 725
26,891
Luxembourg (0.4%):
Energy (0.4%):
Tenaris SA ............................................................ 45,058 712
Malaysia (0.3%):
Industrials (0.3%):
Gamuda Bhd .......................................................... 611,100 577
Mexico (1.4%):
Consumer Staples (0.5%):
Arca Continental SAB de CV .............................................. 108,471 985
Energy (0.5%):
Vista Energy SAB de CV, ADR(a) ........................................... 31,846 968
Financials (0.4%):
Gentera SAB de CV ..................................................... 677,364 795
2,748
Netherlands (2.9%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 180,570 595
Consumer Discretionary (1.2%):
Stellantis NV .......................................................... 111,462 2,134
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 45,003 1,356
Financials (0.7%):
ING Groep NV ........................................................ 63,611 838
NN Group NV ......................................................... 16,267 522
1,360
5,445

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Norway (0.8%):
Consumer Staples (0.4%):
Mowi ASA ........................................................... 46,589 $ 824
Energy (0.4%):
Equinor ASA .......................................................... 23,960 785
1,609
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 53,719 796
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 214,350 630
Russian Federation (0.0%):(d)
Consumer Staples (0.0%):(d)
Magnit PJSC, GDR(a)(e)(f) ............................................... 36,370 —(g)
Energy (0.0%):(d)
LUKOIL PJSC, ADR(a)(e)(f) .............................................. 8,489 1
Financials (0.0%):
Sberbank of Russia PJSC(e)(f) ............................................. 220,230 —
1
Saudi Arabia (0.4%):
Financials (0.4%):
Saudi Awwal Bank ...................................................... 90,755 835
Singapore (1.1%):
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 36,500 897
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 301,600 1,121
2,018
South Africa (0.7%):
Energy (0.2%):
Exxaro Resources Ltd. ................................................... 40,136 365
Financials (0.3%):
Absa Group Ltd. ....................................................... 57,186 527
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd. ............................................ 55,403 502
1,394
South Korea (3.6%):
Communication Services (0.4%):
JYP Entertainment Corp. ................................................. 8,210 682
Consumer Discretionary (0.4%):
Kia Corp. ............................................................ 12,554 756
Financials (0.8%):
DB Insurance Co. Ltd. ................................................... 12,904 855
Hana Financial Group, Inc. ................................................ 20,134 631
1,486
Industrials (0.4%):
Samsung Engineering Co. Ltd.(a) ........................................... 35,627 797

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Information Technology (1.6%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 5,599 $ 569
Samsung Electronics Co. Ltd. .............................................. 25,787 1,304
Samsung SDI Co. Ltd. ................................................... 1,407 532
SK Hynix, Inc. ......................................................... 8,444 715
3,120
6,841
Spain (2.0%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA .............................................. 17,279 643
Energy (0.4%):
Repsol SA ............................................................ 44,450 731
Financials (0.9%):
Banco Santander SA ..................................................... 284,048 1,082
Bankinter SA .......................................................... 93,763 596
1,678
Utilities (0.4%):
Iberdrola SA .......................................................... 76,199 852
3,904
Sweden (1.3%):
Consumer Discretionary (0.5%):
Evolution AB(c) ........................................................ 9,351 944
Financials (0.4%):
Swedbank AB, A Shares .................................................. 40,091 737
Industrials (0.4%):
Volvo AB, Class B ...................................................... 40,902 843
2,524
Switzerland (7.3%):
Consumer Discretionary (0.5%):
Cie Financiere Richemont SA, Registered Shares ................................ 7,437 906
Consumer Staples (1.2%):
Coca-Cola HBC AG ..................................................... 32,498 888
Nestle SA, Registered Shares .............................................. 13,449 1,523
2,411
Financials (1.6%):
Julius Baer Group Ltd. ................................................... 15,750 1,008
Swiss Life Holding AG ................................................... 1,490 927
UBS Group AG ........................................................ 43,453 1,071
3,006
Health Care (1.8%):
Novartis AG, Registered Shares ............................................. 34,792 3,554
Industrials (0.4%):
ABB Ltd., Registered Shares ............................................... 19,840 709
Information Technology (0.7%):
STMicroelectronics NV .................................................. 30,200 1,302
Materials (1.1%):
Glencore PLC ......................................................... 111,208 633
Holcim AG ........................................................... 22,801 1,460
2,093
13,981

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Taiwan (3.4%):
Health Care (0.3%):
Lotus Pharmaceutical Co. Ltd. ............................................. 74,000 $ 547
Information Technology (3.1%):
Accton Technology Corp. ................................................. 54,000 828
Delta Electronics, Inc. ................................................... 82,000 826
Lite-On Technology Corp. ................................................ 166,000 627
Novatek Microelectronics Corp. ............................................ 61,000 801
Quanta Computer, Inc. ................................................... 101,000 756
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 126,000 2,055
5,893
6,440
Thailand (0.5%):
Health Care (0.5%):
Bumrungrad Hospital PCL ................................................ 138,700 1,019
United Arab Emirates (0.6%):
Real Estate (0.6%):
Emaar Development PJSC ................................................ 601,846 1,146
United Kingdom (9.4%):
Communication Services (0.4%):
Informa PLC .......................................................... 88,577 809
Consumer Discretionary (0.6%):
JD Sports Fashion PLC ................................................... 644,915 1,171
Consumer Staples (2.4%):
Associated British Foods PLC .............................................. 36,450 916
Coca-Cola Europacific Partners PLC ......................................... 14,115 882
Marks & Spencer Group PLC(a) ............................................ 261,476 752
Reckitt Benckiser Group PLC .............................................. 14,394 1,015
Tesco PLC ............................................................ 316,301 1,017
4,582
Energy (0.8%):
BP PLC .............................................................. 158,056 1,019
Harbour Energy PLC .................................................... 130,917 410
1,429
Financials (2.2%):
3i Group PLC ......................................................... 86,383 2,174
Legal & General Group PLC ............................................... 184,311 497
Standard Chartered PLC .................................................. 167,146 1,537
4,208
Health Care (1.4%):
AstraZeneca PLC ....................................................... 20,100 2,711
Industrials (0.7%):
Ashtead Group PLC ..................................................... 10,525 638
BAE Systems PLC ...................................................... 61,403 746
1,384
Information Technology (0.4%):
The Sage Group PLC .................................................... 62,615 753
Real Estate (0.3%):
Safestore Holdings PLC .................................................. 56,779 507

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
LUKOIL PJSC, ADR .........................................
8/21/2019
$ 729
Magnit PJSC, GDR ..........................................
10/29/2021
671
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares Value
Utilities (0.2%):
Drax Group PLC ....................................................... 85,126 $ 455
18,009
Total Common Stocks (Cost $176,832) 187,057
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares Core MSCI EAFE ETF ............................................. 16,297 1,048
iShares Core MSCI Emerging Markets ETF .................................... 8,922 425
1,473
Total Exchange-Traded Funds (Cost $1,538) 1,473
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(h) ........ 300,348 301
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(h) ............ 300,348 300
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(h) ............... 300,348 300
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(h) . 300,348 300
Total Collateral for Securities Loaned (Cost $1,201) 1,201
Total Investments (Cost $179,571) — 99.3% 189,731
Other assets in excess of liabilities — 0.7% 1,276
NET ASSETS - 100.00% $ 191,007
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$1,802 (thousands) and amounted to 0.9% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023 (amounts
in thousands).
(f) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on September 30, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Trivalent International Small-Cap Fund
38
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (98.0%)
Australia (4.4%):
Consumer Discretionary (0.8%):
JB Hi-Fi Ltd. .......................................................... 372,000 $ 10,802
Super Retail Group Ltd. .................................................. 1,383,772 10,572
21,374
Consumer Staples (0.2%):
GrainCorp Ltd., Class A .................................................. 1,582,006 7,147
Energy (0.3%):
Beach Energy Ltd. ...................................................... 8,784,663 9,166
Industrials (0.9%):
Seven Group Holdings Ltd. ................................................ 777,406 15,481
Ventia Services Group Pty, Ltd. ............................................. 5,004,721 9,055
24,536
Information Technology (0.6%):
Technology One Ltd. .................................................... 1,580,361 15,668
Materials (1.0%):
Allkem Ltd.(a) ......................................................... 1,449,064 10,833
CSR Ltd. ............................................................. 2,370,399 8,541
Iluka Resources Ltd. ..................................................... 1,664,928 8,129
27,503
Real Estate (0.2%):
Charter Hall Group ...................................................... 1,169,010 7,062
Utilities (0.4%):
AGL Energy Ltd. ....................................................... 1,451,826 9,971
122,427
Bermuda (0.4%):
Energy (0.4%):
Seadrill Ltd.(a) ......................................................... 243,591 11,001
Canada (11.4%):
Communication Services (0.3%):
IMAX Corp.(a) ........................................................ 481,601 9,304
Consumer Discretionary (0.8%):
BRP, Inc. ............................................................. 277,636 21,017
Energy (2.2%):
Headwater Exploration, Inc. ............................................... 3,156,676 16,642
NuVista Energy Ltd.(a) ................................................... 1,455,550 13,933
Parex Resources, Inc. .................................................... 771,643 14,483
Whitecap Resources, Inc. ................................................. 1,987,854 16,789
61,847
Financials (0.8%):
Element Fleet Management Corp. ........................................... 1,099,547 15,780
Eqb, Inc. ............................................................. 135,781 7,538
23,318
Health Care (0.0%):(b)
Tilray Brands, Inc., Class 2(a) .............................................. 2 —(c)
Industrials (1.6%):
ATS Corp.(a) .......................................................... 308,928 13,170
Bombardier, Inc., Class B(a) ............................................... 243,717 8,499
Finning International, Inc. ................................................. 795,736 23,472
45,141

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Information Technology (1.6%):
Celestica, Inc.(a) ....................................................... 1,386,352 $ 33,931
Kinaxis, Inc.(a) ........................................................ 78,256 8,827
42,758
Materials (2.5%):
Agnico Eagle Mines Ltd. ................................................. 1 —(c)
Alamos Gold, Inc. ...................................................... 1,499,810 16,919
Dundee Precious Metals, Inc. .............................................. 2,186,887 13,526
Lundin Mining Corp. .................................................... 1,097,897 8,189
OceanaGold Corp. ...................................................... 6,890,970 13,497
Stella-Jones, Inc. ....................................................... 353,328 16,994
69,125
Real Estate (1.0%):
Boardwalk Real Estate Invest .............................................. 386,288 19,003
Tricon Residential, Inc.(d) ................................................. 1,130,952 8,361
27,364
Utilities (0.6%):
Superior Plus Corp. ..................................................... 1,139,035 8,605
TransAlta Corp. ........................................................ 899,666 7,837
16,442
316,316
Denmark (2.1%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 133,115 13,739
Financials (0.6%):
Jyske Bank A/S, Registered Shares(a) ........................................ 226,792 16,546
Health Care (0.4%):
Bavarian Nordic A/S(a)(d) ................................................ 454,348 10,168
Industrials (0.6%):
ISS A/S .............................................................. 510,748 7,847
ROCKWOOL A/S, Class B ................................................ 34,618 8,368
16,215
56,668
Finland (1.0%):
Industrials (0.7%):
Konecranes Oyj ........................................................ 370,990 12,297
Valmet Oyj(d) ......................................................... 338,589 7,729
20,026
Information Technology (0.3%):
TietoEVRY Oyj ........................................................ 353,276 7,933
27,959
France (8.4%):
Communication Services (0.4%):
Criteo SA, ADR(a) ...................................................... 345,297 10,083
Consumer Discretionary (1.1%):
Accor SA ............................................................ 366,987 12,341
La Francaise des Jeux SAEM(e) ............................................ 242,453 7,874
Renault SA ........................................................... 252,821 10,343
30,558
Energy (1.0%):
Technip Energies NV .................................................... 616,008 15,292
Vallourec SA(a) ........................................................ 1,049,498 12,772
28,064

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (0.3%):
Edenred .............................................................. 146,907 $ 9,189
Health Care (0.5%):
Ipsen SA ............................................................. 96,156 12,597
Industrials (2.6%):
Eiffage SA ............................................................ 204,579 19,415
Elis SA .............................................................. 911,048 15,999
Rexel SA ............................................................. 821,997 18,415
SPIE SA(d) ........................................................... 602,209 17,475
71,304
Information Technology (0.8%):
Sopra Steria Group ...................................................... 110,215 22,749
Materials (1.0%):
Arkema SA ........................................................... 172,156 16,945
Verallia SA(e) ......................................................... 255,252 10,039
26,984
Real Estate (0.7%):
Klepierre SA .......................................................... 794,330 19,447
230,975
Germany (7.2%):
Communication Services (0.9%):
CTS Eventim AG & Co. KGaA ............................................. 191,426 10,865
Freenet AG ........................................................... 579,496 13,563
24,428
Consumer Discretionary (1.1%):
HUGO BOSS AG ...................................................... 234,647 14,830
Vitesco Technologies Group AG(a) .......................................... 189,553 15,338
30,168
Financials (0.3%):
Deutsche Pfandbriefbank AG(d)(e) .......................................... 1,031,544 7,305
Health Care (0.8%):
Gerresheimer AG ....................................................... 222,426 23,303
Industrials (0.8%):
GEA Group AG ........................................................ 383,925 14,147
Rheinmetall AG ........................................................ 32,134 8,266
22,413
Information Technology (2.0%):
AIXTRON SE ......................................................... 611,981 22,413
Bechtle AG ........................................................... 336,751 15,680
SMA Solar Technology AG(a)(d) ............................................ 113,145 7,317
TeamViewer SE(a)(e) .................................................... 569,996 9,579
54,989
Materials (0.4%):
Aurubis AG ........................................................... 150,514 11,104
Real Estate (0.6%):
TAG Immobilien AG(a) .................................................. 1,495,607 15,624
Utilities (0.3%):
Encavis AG(a)(d) ....................................................... 627,412 8,804
198,138

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Hong Kong (1.0%):
Consumer Discretionary (0.3%):
Melco Resorts & Entertainment Ltd., ADR(a) ................................... 845,218 $ 8,359
Health Care (0.4%):
The United Laboratories International Holdings Ltd. .............................. 11,160,000 11,278
Real Estate (0.3%):
Kerry Properties Ltd. .................................................... 3,912,000 6,635
26,272
Ireland (2.0%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC .................................................. 2,610,097 11,067
Consumer Staples (0.6%):
Glanbia PLC .......................................................... 1,063,830 17,528
Financials (1.0%):
Bank of Ireland Group PLC ............................................... 2,850,053 27,857
56,452
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC(a) ........................................................ 1,498,957 8,258
Israel (1.2%):
Communication Services (0.8%):
Perion Network Ltd.(a) ................................................... 719,071 22,025
Health Care (0.4%):
Inmode Ltd.(a) ......................................................... 394,702 12,023
34,048
Italy (2.6%):
Energy (0.3%):
Saras SpA ............................................................ 6,426,423 9,182
Financials (0.7%):
Banco BPM SpA ....................................................... 3,815,890 18,171
Industrials (0.4%):
Leonardo SpA ......................................................... 816,947 11,766
Materials (0.6%):
Buzzi Unicem SpA ...................................................... 606,040 16,559
Utilities (0.6%):
ERG SpA ............................................................ 283,121 6,817
Iren SpA ............................................................. 5,054,246 9,716
16,533
72,211
Japan (23.4%):
Communication Services (0.7%):
Internet Initiative Japan, Inc. ............................................... 1,255,600 20,280
Consumer Discretionary (4.5%):
Adastria Co. Ltd. ....................................................... 463,400 8,937
Asics Corp. ........................................................... 359,800 12,531
Goldwin, Inc. .......................................................... 115,600 7,829
J Front Retailing Co., Ltd. ................................................. 1,305,300 13,360
Komeri Co. Ltd. ........................................................ 426,300 8,986
Round One Corp. ....................................................... 2,700,300 10,108
Sankyo Co. Ltd. ........................................................ 311,200 14,264
Shimamura Co. Ltd. ..................................................... 130,700 12,919

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Sumitomo Forestry Co. Ltd. ............................................... 462,900 $ 11,742
Toyo Tire Corp. ........................................................ 901,000 13,870
Toyoda Gosei Co. Ltd. ................................................... 480,200 10,313
124,859
Consumer Staples (1.3%):
Morinaga Milk Industry Co. Ltd. ............................................ 248,600 9,356
Nissui Corp. .......................................................... 2,769,700 13,559
Toyo Suisan Kaisha Ltd. .................................................. 310,000 12,159
35,074
Financials (1.6%):
Credit Saison Co. Ltd. ................................................... 722,000 11,450
Fuyo General Lease Co. Ltd. ............................................... 134,700 10,842
Mebuki Financial Group, Inc. .............................................. 4,327,500 11,965
Yamaguchi Financial Group, Inc.(d) ......................................... 958,900 8,395
42,652
Health Care (1.5%):
Jeol Ltd. ............................................................. 368,900 10,976
Nakanishi, Inc. ......................................................... 661,500 15,464
Santen Pharmaceutical Co. Ltd. ............................................. 1,599,400 14,677
41,117
Industrials (5.7%):
Amada Co. Ltd. ........................................................ 1,048,000 10,537
BayCurrent Consulting, Inc. ............................................... 312,700 10,421
Daihen Corp. .......................................................... 332,900 11,266
DMG Mori Co. Ltd. ..................................................... 491,100 8,336
Ebara Corp. ........................................................... 272,100 12,732
Fujikura Ltd. .......................................................... 1,809,900 14,546
FULLCAST Holdings Co., Ltd. ............................................. 483,700 6,081
Infroneer Holdings, Inc. .................................................. 1,484,900 15,366
JGC Holdings Corp. ..................................................... 682,100 9,479
OKUMA Corp. ........................................................ 185,300 8,139
Park24 Co. Ltd.(a) ...................................................... 635,400 8,052
Sankyu, Inc. .......................................................... 298,700 10,328
Sanwa Holdings Corp. ................................................... 1,150,400 15,270
Takeuchi Manufacturing Co. Ltd. ........................................... 504,700 16,506
157,059
Information Technology (3.4%):
Alps Alpine Co. Ltd.(d) .................................................. 1,108,700 9,613
BIPROGY, Inc. ........................................................ 337,800 8,436
Citizen Watch Co. Ltd.(d) ................................................. 1,500,600 9,232
Fuji Soft, Inc. .......................................................... 387,200 12,526
Horiba Ltd. ........................................................... 157,400 8,505
Nichicon Corp. ........................................................ 1,056,100 9,948
Shinko Electric Industries Co. Ltd. .......................................... 350,700 13,609
Socionext, Inc.(d) ....................................................... 83,900 8,269
Tokyo Seimitsu Co., Ltd. ................................................. 278,800 13,941
94,079
Materials (3.0%):
Daicel Corp. .......................................................... 1,409,900 11,797
Daido Steel Co. Ltd. ..................................................... 456,500 18,552
Kaneka Corp. .......................................................... 342,300 8,875
Rengo Co. Ltd. ........................................................ 2,351,300 16,127
Sumitomo Bakelite Co. Ltd. ............................................... 220,500 9,601
Tokai Carbon Co. Ltd.(d) ................................................. 1,213,600 9,495
Zeon Corp.(d) ......................................................... 861,000 8,994
83,441
Real Estate (1.7%):
Invincible Investment Corp. ............................................... 26,181 10,815

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Kenedix Office Investment Corp. ............................................ 3,273 $ 7,570
Nippon Accommodations Fund, Inc. ......................................... 2,025 8,548
Tokyo Tatemono Co., Ltd. ................................................. 886,000 12,252
Tokyu Fudosan Holdings Corp. ............................................. 1,441,400 8,858
48,043
646,604
Netherlands (2.7%):
Financials (0.6%):
ASR Nederland NV ..................................................... 454,585 17,007
Health Care (0.4%):
Pharming Group NV(a) .................................................. 8,062,406 10,333
Industrials (0.8%):
Aalberts NV .......................................................... 199,059 7,262
Fugro NV(a) .......................................................... 978,790 15,003
22,265
Information Technology (0.5%):
BE Semiconductor Industries NV ........................................... 155,877 15,244
Materials (0.4%):
OCI NV ............................................................. 386,486 10,745
75,594
Singapore (0.9%):
Real Estate (0.3%):
Frasers Logistics & Commercial Trust ........................................ 9,849,400 7,692
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 4,775,700 17,755
25,447
South Korea (4.4%):
Communication Services (0.6%):
JYP Entertainment Corp. ................................................. 211,013 17,524
Consumer Discretionary (0.3%):
Youngone Corp. ........................................................ 260,776 9,322
Consumer Staples (0.3%):
NongShim Co. Ltd. ..................................................... 24,321 8,511
Health Care (1.2%):
Classys, Inc. .......................................................... 396,568 11,074
Dentium Co. Ltd. ....................................................... 165,956 13,103
Hanmi Pharm Co. Ltd. ................................................... 35,849 7,948
32,125
Industrials (1.0%):
LS Electric Co. Ltd. ..................................................... 115,459 7,995
Samsung Engineering Co. Ltd.(a) ........................................... 817,929 18,305
26,300
Information Technology (0.7%):
LX Semicon Co. Ltd. .................................................... 104,102 6,375
SOLUM Co. Ltd.(a) ..................................................... 544,569 12,450
18,825
Materials (0.3%):
LOTTE Fine Chemical Co. Ltd. ............................................ 222,830 9,654
122,261

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Spain (3.3%):
Financials (0.7%):
Bankinter SA .......................................................... 3,145,558 $ 20,009
Health Care (0.4%):
Laboratorios Farmaceuticos Rovi SA ......................................... 222,468 12,039
Industrials (0.9%):
Applus Services SA ..................................................... 1,125,846 11,744
Cia de Distribucion Integral Logista Holdings SA ................................ 466,371 11,917
23,661
Information Technology (0.3%):
Indra Sistemas SA ...................................................... 609,811 8,810
Materials (0.5%):
Acerinox SA .......................................................... 1,290,391 12,468
Real Estate (0.5%):
Merlin Properties Socimi SA ............................................... 1,645,836 13,846
90,833
Sweden (1.7%):
Financials (0.3%):
Avanza Bank Holding AB(d) ............................................... 493,826 8,519
Industrials (1.0%):
Loomis AB ........................................................... 310,322 8,354
Storskogen Group AB .................................................... 9,162,634 6,621
Trelleborg AB, Class B ................................................... 523,321 13,007
27,982
Real Estate (0.4%):
Wihlborgs Fastigheter AB ................................................. 1,372,400 9,571
46,072
Switzerland (6.6%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 667,215 18,241
Financials (1.6%):
Baloise Holding AG, Registered Shares ....................................... 73,127 10,590
Julius Baer Group Ltd. ................................................... 292,858 18,751
Swissquote Group Holding SA, Registered Shares ............................... 85,174 15,523
44,864
Health Care (1.1%):
Galenica AG(e) ........................................................ 227,445 16,807
Siegfried Holding AG .................................................... 16,813 14,364
31,171
Industrials (2.2%):
Accelleron Industries AG ................................................. 336,770 8,731
Adecco Group AG ...................................................... 200,848 8,252
Bucher Industries AG, Registered Shares ...................................... 40,637 15,506
Flughafen Zurich AG .................................................... 60,524 11,527
Sulzer AG, Registered Shares .............................................. 167,538 15,983
59,999
Information Technology (0.3%):
Temenos AG, Registered Shares ............................................ 121,051 8,469
Real Estate (0.7%):
PSP Swiss Property AG, Registered Shares ..................................... 176,389 20,816
183,560

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
United Kingdom (12.5%):
Communication Services (1.0%):
4imprint Group PLC ..................................................... 239,591 $ 15,268
Moneysupermarket.com Group PLC ......................................... 3,800,062 11,235
26,503
Consumer Discretionary (1.4%):
Berkeley Group Holdings PLC ............................................. 174,712 8,724
Dunelm Group PLC ..................................................... 581,488 7,423
Inchcape PLC ......................................................... 1,568,835 14,447
Taylor Wimpey PLC ..................................................... 5,864,269 8,362
38,956
Consumer Staples (1.0%):
Marks & Spencer Group PLC(a) ............................................ 6,142,559 17,664
Tate Lyle PLC ......................................................... 1,070,882 8,933
26,597
Energy (0.3%):
Harbour Energy PLC .................................................... 2,360,944 7,392
Financials (2.0%):
Beazley PLC .......................................................... 1,807,321 12,151
IG Group Holdings PLC .................................................. 1,589,901 12,445
Man Group PLC ....................................................... 4,958,620 13,475
OSB Group PLC ....................................................... 2,165,071 8,589
Virgin Money UK PLC ................................................... 4,714,283 9,639
56,299
Health Care (1.4%):
Abcam PLC, ADR(a) .................................................... 590,433 13,362
CVS Group PLC ....................................................... 540,258 10,724
Hikma Pharmaceuticals PLC ............................................... 602,283 15,291
39,377
Industrials (2.2%):
Balfour Beatty PLC ..................................................... 3,052,774 11,921
easyJet PLC(a) ......................................................... 1,592,960 8,255
IMI PLC ............................................................. 534,915 10,177
QinetiQ Group PLC ..................................................... 2,383,033 9,228
Serco Group PLC ....................................................... 7,798,035 14,141
The Weir Group PLC .................................................... 375,823 8,682
62,404
Information Technology (1.0%):
Computacenter PLC ..................................................... 608,676 18,739
Spectris PLC .......................................................... 243,639 10,071
28,810
Materials (0.5%):
Endeavour Mining PLC .................................................. 656,166 12,862
Real Estate (1.5%):
LondonMetric Property PLC ............................................... 4,480,958 9,342
Safestore Holdings PLC .................................................. 1,387,316 12,393
Savills PLC ........................................................... 954,769 10,056
Tritax Big Box REIT PLC ................................................. 5,041,046 8,578
40,369
Utilities (0.2%):
Drax Group PLC ....................................................... 1,294,399 6,924
346,493

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
United States (0.5%):
Consumer Discretionary (0.5%):
International Game Technology PLC ......................................... 473,093 $ 14,344
Total Common Stocks (Cost $2,458,341) 2,711,933
Exchange-Traded Funds (0.5%)
United States (0.5%):
Vanguard FTSE Developed Markets ETF ...................................... 346,351 15,143
Total Exchange-Traded Funds (Cost $15,379) 15,143
Collateral for Securities Loaned (2.0%)^
United States (2.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(f) ........ 13,719,971 13,720
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(f) ............ 13,719,971 13,720
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(f) ................ 13,719,971 13,720
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(f) . 13,719,971 13,720
Total Collateral for Securities Loaned (Cost $54,880) 54,880
Total Investments (Cost $2,528,600) — 100.5% 2,781,956
Liabilities in excess of other assets — (0.5)% (15,141)
NET ASSETS - 100.00% $ 2,766,815
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$51,604 (thousands) and amounted to 1.9% of net assets.
(f) Rate disclosed is the daily yield on September 30, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Total Return Bond Fund
47
(Unaudited)
(Amounts in Thousands, Except for Shares)
T
Security Description Principal Amount Value
Asset-Backed Securities (9.4%)
ABS Auto (8.1%):
Drive Auto Receivables Trust , Series 2021-1 , Class C , 1 .02% , 6/15/27 , Callable 1/15/25 @ 100 $ 104 $ 103
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 4/15/25 @ 100 250 234
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 50 50
Ford Credit Auto Owner Trust , Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @
100 (a) ........................................................... 100 95
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 12/15/25 @ 100 (a) ........................................... 540 533
GM Financial Consumer Automobile Receivables Trust , Series 2021-2 , Class C , 1 .28% ,
1/19/27 , Callable 3/16/25 @ 100 ........................................ 245 227
JPMorgan Chase Bank NA , Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 6/25/25 @
100 (a) ........................................................... 53 51
Santander Drive Auto Receivables Trust , Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable
12/15/25 @ 100 .................................................... 195 191
Santander Drive Auto Receivables Trust , Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable
8/15/25 @ 100 ..................................................... 275 267
Santander Drive Auto Receivables Trust , Series 2021-3 , Class C , 0 .95% , 9/15/27 , Callable
5/15/25 @ 100 ..................................................... 156 153
Santander Drive Auto Receivables Trust , Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable
6/15/25 @ 100 ..................................................... 283 275
Santander Retail Auto Lease Trust , Series 2021-A , Class C , 1 .14% , 3/20/26 , Callable 2/20/24
@ 100 (a) ......................................................... 674 660
Tesla Auto Lease Trust , Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) . 100 99
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) 89 89
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
11/10/25 @ 100 (a) .................................................. 199 197
Westlake Automobile Receivables Trust , Series 2021-1A , Class C , 0 .95% , 3/16/26 , Callable
1/15/25 @ 100 (a) ................................................... 270 266
Westlake Automobile Receivables Trust , Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable
3/15/26 @ 100 (a) ................................................... 250 247
Westlake Automobile Receivables Trust , Series 2021-2A , Class C , 0 .89% , 7/15/26 , Callable
5/15/25 @ 100 (a) ................................................... 337 326
Westlake Automobile Receivables Trust , Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable
6/15/26 @ 100 (a) ................................................... 500 499
Westlake Automobile Receivables Trust , Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 310 299
4,861
ABS Card (0.2%):
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 127 127
ABS Other (1.1%):
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 9/15/26 @
100 ............................................................. 200 200
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 200 200
SCF Equipment Leasing LLC , Series 2019-2A , Class C , 3 .11% , 6/21/27 , Callable 11/20/24 @
100 (a) ........................................................... 250 241
641
Total Asset-Backed Securities (Cost $5,713)
a
a
a
5,629
Collateralized Mortgage Obligations (11.0%)
Commercial MBS (11.0%):
BANK , Series 2020-BN26 , Class AS , 2 .69% , 3/15/63 , Callable 3/15/30 @ 100 ........... 290 226
CFCRE Commercial Mortgage Trust , Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable
5/10/26 @ 100 ..................................................... 163 152
CFCRE Commercial Mortgage Trust , Series 2016-C3 , Class A2 , 3 .60% , 1/10/48 , Callable
1/10/26 @ 100 ..................................................... 153 145

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Citigroup Commercial Mortgage Trust , Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable
7/10/26 @ 100 ..................................................... $ 244 $ 223
Citigroup Commercial Mortgage Trust , Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable
5/10/26 @ 100 ..................................................... 463 439
Citigroup Commercial Mortgage Trust , Series 2020-GC46 , Class AS , 2 .92% , 2/15/53 , Callable
2/15/30 @ 100 ..................................................... 257 197
Citigroup Commercial Mortgage Trust , Series 2015-P1 , Class A5 , 3 .72% , 9/15/48 , Callable
5/15/26 @ 100 ..................................................... 158 151
Citigroup Commercial Mortgage Trust , Series 2015-GC29 , Class A4 , 3 .19% , 4/10/48 , Callable
4/10/25 @ 100 ..................................................... 345 329
COMM Mortgage Trust , Series 2015-CR25 , Class A4 , 3 .76% , 8/10/48 , Callable 8/10/25 @
100 ............................................................. 186 178
CSAIL Commercial Mortgage Trust , Series 2016-C7 , Class A5 , 3 .50% , 11/15/49 , Callable
11/15/26 @ 100 .................................................... 137 126
CSAIL Commercial Mortgage Trust , Series 2015-C4 , Class A4 , 3 .81% , 11/15/48 , Callable
11/15/25 @ 100 .................................................... 338 321
CSAIL Commercial Mortgage Trust , Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable
8/15/25 @ 100 ..................................................... 348 331
CSAIL Commercial Mortgage Trust , Series 2015-C2 , Class A4 , 3 .50% , 6/15/57 , Callable
5/15/25 @ 100 ..................................................... 212 202
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 162 150
GS Mortgage Securities Trust , Series 2015-GC30 , Class A4 , 3 .38% , 5/10/50 , Callable 5/10/25
@ 100 ........................................................... 162 154
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2016-JP2 , Class A4 , 2 .82% ,
8/15/49 , Callable 7/15/26 @ 100 ........................................ 376 344
JPMBB Commercial Mortgage Securities Trust , Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 ,
Callable 8/15/25 @ 100 .............................................. 142 136
JPMBB Commercial Mortgage Securities Trust , Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 ,
Callable 4/15/25 @ 100 .............................................. 453 431
JPMBB Commercial Mortgage Securities Trust , Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 ,
Callable 2/15/26 @ 100 .............................................. 419 396
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C32 , Class A4 , 3 .72% ,
12/15/49 , Callable 1/15/27 @ 100 ....................................... 405 374
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. 548 501
Wells Fargo Commercial Mortgage Trust , Series 2015-C30 , Class A4 , 3 .66% , 9/15/58 , Callable
8/15/25 @ 100 ..................................................... 181 173
Wells Fargo Commercial Mortgage Trust , Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable
12/15/25 @ 100 .................................................... 420 397
Wells Fargo Commercial Mortgage Trust , Series 2015-C28 , Class A4 , 3 .54% , 5/15/48 , Callable
5/15/25 @ 100 ..................................................... 193 184
Wells Fargo Commercial Mortgage Trust , Series 2017-RC1 , Class A4 , 3 .63% , 1/15/60 ,
Callable 3/15/27 @ 100 .............................................. 311 288
6,548
Total Collateralized Mortgage Obligations (Cost $7,023)
a
a
a
6,548
Corporate Bonds (29.4%)
Communication Services (1.3%):
AT&T, Inc. , 5 .15% , 11/15/46 , Callable 5/15/46 @ 100 ............................ 312 260
Comcast Corp. , 3 .45% , 2/1/50 , Callable 8/1/49 @ 100 ............................ 150 101
Sirius XM Radio, Inc. , 4 .13% , 7/1/30 , Callable 7/1/25 @ 102.06 (a) ................... 143 115
T-Mobile USA, Inc. , 3 .88% , 4/15/30 , Callable 1/15/30 @ 100 ....................... 242 214
Verizon Communications, Inc. , 3 .55% , 3/22/51 , Callable 9/22/50 @ 100 ................ 125 82
772
Consumer Discretionary (3.6%):
Dana, Inc. , 5 .63% , 6/15/28 , Callable 10/16/23 @ 102.81 ........................... 110 101
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 256 245
Lennar Corp. , 5 .00% , 6/15/27 , Callable 12/15/26 @ 100 ........................... 212 206
Marriott International, Inc. , 3 .60% , 4/15/24 , Callable 3/15/24 @ 100 .................. 326 322
Meritage Homes Corp. , 6 .00% , 6/1/25 , Callable 3/1/25 @ 100 ....................... 41 41

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. $ 201 $ 164
NIKE, Inc. , 3 .88% , 11/1/45 , Callable 5/1/45 @ 100 ............................... 198 157
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 267 222
O'Reilly Automotive, Inc. , 4 .70% , 6/15/32 , Callable 3/15/32 @ 100 ................... 199 182
PulteGroup, Inc. , 5 .00% , 1/15/27 , Callable 10/15/26 @ 100 ......................... 240 234
Ross Stores, Inc. , 3 .38% , 9/15/24 , Callable 6/15/24 @ 100 ......................... 160 156
Yum! Brands, Inc. , 3 .63% , 3/15/31 , Callable 12/15/30 @ 100 ....................... 171 141
2,171
Consumer Staples (1.8%):
7-Eleven, Inc. , 0 .80% , 2/10/24 , Callable 11/6/23 @ 100 (a) ......................... 368 361
Altria Group, Inc. , 4 .40% , 2/14/26 , Callable 12/14/25 @ 100 ........................ 105 102
BAT Capital Corp. , 5 .28% , 4/2/50 , Callable 10/2/49 @ 100 ......................... 167 127
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 139 111
Estee Lauder Cos., Inc. , 4 .15% , 3/15/47 , Callable 9/15/46 @ 100 ..................... 105 82
Reynolds American, Inc. , 6 .15% , 9/15/43 ...................................... 175 153
Tyson Foods, Inc. , 5 .10% , 9/28/48 , Callable 3/28/48 @ 100 ......................... 135 110
1,046
Energy (2.6%):
Continental Resources, Inc. , 2 .27% , 11/15/26 , Callable 11/15/23 @ 100 (a) .............. 267 236
Energy Transfer LP , 3 .75% , 5/15/30 , Callable 2/15/30 @ 100 ........................ 346 302
EOG Resources, Inc. , 4 .95% , 4/15/50 , Callable 10/15/49 @ 100 ..................... 135 119
HollyFrontier Corp. , 2 .63% , 10/1/23 ......................................... 265 265
Marathon Oil Corp. , 6 .60% , 10/1/37 ......................................... 255 247
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... 251 197
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 188 164
1,530
Financials (7.1%):
Aflac, Inc. , 4 .75% , 1/15/49 , Callable 7/15/48 @ 100 .............................. 35 29
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (b) ....... 299 273
Bank of America Corp.
4 .20% , 8/26/24 , MTN ............................................... 160 157
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (b) .................. 340 261
Capital One Financial Corp.
4 .93% ( SOFR + 206 bps ) , 5/10/28 , Callable 5/10/27 @ 100 (b) ................... 174 165
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ................... 145 99
Cincinnati Financial Corp. , 6 .13% , 11/1/34 ..................................... 230 227
Citigroup, Inc.
3 .88% , 3/26/25 .................................................... 108 104
4 .60% , 3/9/26 ..................................................... 232 224
4 .45% , 9/29/27 .................................................... 108 101
Fifth Third Bancorp , 3 .65% , 1/25/24 , Callable 12/25/23 @ 100 ...................... 300 297
Ford Motor Credit Co. LLC , 4 .06% , 11/1/24 , Callable 10/1/24 @ 100 ................. 290 281
Globe Life, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .......................... 250 194
JPMorgan Chase & Co.
2 .55% ( SOFR + 118 bps ) , 11/8/32 , Callable 11/8/31 @ 100 (b) .................... 376 291
5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) ................... 204 196
5 .60% , 7/15/41 .................................................... 87 83
Morgan Stanley , 3 .13% , 7/27/26 , MTN ....................................... 287 267
Old Republic International Corp. , 3 .85% , 6/11/51 , Callable 12/11/50 @ 100 ............. 104 69
Regions Financial Corp. , 1 .80% , 8/12/28 , Callable 6/12/28 @ 100 .................... 228 184
The Goldman Sachs Group, Inc. , 3 .50% , 1/23/25 , Callable 10/23/24 @ 100 ............. 275 266
Wells Fargo & Co.
4 .30% , 7/22/27 , MTN ............................................... 160 151
4 .90% , 11/17/45 ................................................... 155 124
Zions Bancorp NA , 3 .25% , 10/29/29 , Callable 7/29/29 @ 100 ....................... 250 194
4,237
Health Care (3.6%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 ................................. 285 251
4 .45% , 5/14/46 , Callable 11/14/45 @ 100 ................................. 142 116

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Amgen, Inc. , 5 .15% , 3/2/28 , Callable 2/2/28 @ 100 .............................. $ 240 $ 236
Anthem, Inc. , 2 .38% , 1/15/25 , Callable 12/15/24 @ 100 ........................... 148 141
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 390 302
3 .50% , 8/15/46 , Callable 2/15/46 @ 100 .................................. 109 69
Centene Corp. , 4 .25% , 12/15/27 , Callable 10/23/23 @ 102.13 ....................... 168 155
HCA, Inc. , 4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .............................. 193 175
Hologic, Inc. , 3 .25% , 2/15/29 , Callable 11/6/23 @ 101.63 (a) ........................ 260 220
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 146 84
Universal Health Services, Inc.
1 .65% , 9/1/26 , Callable 8/1/26 @ 100 (a) .................................. 394 347
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 (a) ............................... 102 79
2,175
Industrials (2.6%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 107 83
Air Lease Corp.
0 .70% , 2/15/24 , Callable 1/15/24 @ 100 , MTN ............................. 282 276
0 .80% , 8/18/24 , Callable 7/18/24 @ 100 .................................. 146 139
CSX Corp. , 3 .35% , 9/15/49 , Callable 3/15/49 @ 100 ............................. 92 62
Hillenbrand, Inc. , 5 .00% , 9/15/26 , Callable 7/15/26 @ 100 ......................... 420 398
Honeywell International, Inc. , 2 .80% , 6/1/50 , Callable 12/1/49 @ 100 ................. 82 54
Norfolk Southern Corp.
2 .30% , 5/15/31 , Callable 2/15/31 @ 100 .................................. 239 191
2 .90% , 8/25/51 , Callable 2/25/51 @ 100 .................................. 125 74
Northrop Grumman Corp. , 5 .25% , 5/1/50 , Callable 11/1/49 @ 100 .................... 116 107
Sensata Technologies, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............. 130 105
Snap-on, Inc. , 4 .10% , 3/1/48 , Callable 9/1/47 @ 100 .............................. 115 90
1,579
Information Technology (2.4%):
Apple, Inc. , 4 .65% , 2/23/46 , Callable 8/23/45 @ 100 ............................. 117 104
Broadcom, Inc. , 5 .00% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 315 300
Cadence Design Systems, Inc. , 4 .38% , 10/15/24 , Callable 7/15/24 @ 100 ............... 342 337
Dell International LLC EMC Corp. , 5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .............. 196 193
Micron Technology, Inc. , 5 .33% , 2/6/29 , Callable 11/6/28 @ 100 ..................... 394 379
Texas Instruments, Inc. , 4 .15% , 5/15/48 , Callable 11/15/47 @ 100 .................... 160 128
1,441
Materials (0.6%):
LYB International Finance III LLC , 5 .63% , 5/15/33 , Callable 2/15/33 @ 100 ............ 262 252
Newmont Corp. , 2 .60% , 7/15/32 , Callable 4/15/32 @ 100 .......................... 104 81
333
Real Estate (2.4%):
Essential Properties LP , 2 .95% , 7/15/31 , Callable 4/15/31 @ 100 ..................... 131 95
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 339 325
Physicians Realty LP
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 138 125
2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ................................... 128 97
Realty Income Corp. , 5 .63% , 10/13/32 , Callable 7/13/32 @ 100 ...................... 303 293
Regency Centers LP , 4 .65% , 3/15/49 , Callable 9/15/48 @ 100 ....................... 114 87
Sabra Health Care LP , 5 .13% , 8/15/26 , Callable 5/15/26 @ 100 ...................... 145 138
Spirit Realty LP , 3 .20% , 1/15/27 , Callable 11/15/26 @ 100 ......................... 266 241
1,401
Utilities (1.4%):
Ameren Illinois Co. , 1 .55% , 11/15/30 , Callable 8/15/30 @ 100 ...................... 225 172
Consolidated Edison Co. of New York, Inc. , 6 .30% , 8/15/37 ........................ 250 253
Oklahoma Gas and Electric Co. , 5 .25% , 5/15/41 , Callable 11/15/40 @ 100 .............. 190 163
Public Service Electric & Gas Co. , 3 .95% , 5/1/42 , MTN , Callable 11/1/41 @ 100 ......... 159 125

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... $ 174 $ 101
814
Total Corporate Bonds (Cost $20,415)
a
a
a
17,499
Residential Mortgage-Backed Securities (0.1%)
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16 , Class M1 , 6 .75%
( TSFR1M + 143 bps ) , 10/25/32 , Callable 10/25/23 @ 100 (b) ..................... 62 63
Total Residential Mortgage-Backed Securities (Cost $61)
a
a
a
63
Yankee Dollars (4.2%)
Consumer Discretionary (0.2%):
Aptiv PLC/Aptiv Corp. , 3 .25% , 3/1/32 , Callable 12/1/31 @ 100 ..................... 185 152
Consumer Staples (0.3%):
Suntory Holdings Ltd. , 2 .25% , 10/16/24 , Callable 9/16/24 @ 100 (a) .................. 200 192
Energy (0.4%):
Statoil ASA , 3 .95% , 5/15/43 ............................................... 100 79
Total Capital International SA , 2 .99% , 6/29/41 , Callable 12/29/40 @ 100 ............... 195 136
215
Financials (2.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 6 .50% , 7/15/25 , Callable 6/15/25
@ 100 ........................................................... 150 150
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 150 149
HSBC Holdings PLC , 2 .87% ( SOFR + 141 bps ) , 11/22/32 , Callable 11/22/31 @ 100 (b) ...... 340 261
Newcrest Finance Pty Ltd.
5 .75% , 11/15/41 (a) ................................................. 155 142
4 .20% , 5/13/50 , Callable 11/13/49 @ 100 (a) ............................... 110 81
Pfizer Investment Enterprises Pte Ltd. , 4 .75% , 5/19/33 , Callable 2/19/33 @ 100 .......... 410 389
1,172
Industrials (0.5%):
Canadian National Railway Co. , 3 .20% , 8/2/46 , Callable 2/2/46 @ 100 ................ 85 57
Canadian Pacific Railway Co. , 3 .10% , 12/2/51 , Callable 6/2/51 @ 100 ................. 92 58
Sensata Technologies BV , 4 .00% , 4/15/29 , Callable 4/15/24 @ 102 (a) ................. 200 173
288
Materials (0.7%):
Anglo American Capital PLC
2 .88% , 3/17/31 , Callable 12/17/30 @ 100 (a) ............................... 300 238
3 .95% , 9/10/50 , Callable 3/10/50 @ 100 (a) ................................ 200 136
Rio Tinto Finance USA Ltd. , 5 .20% , 11/2/40 ................................... 75 70
444
Utilities (0.1%):
Iberdrola International BV , 6 .75% , 9/15/33 ..................................... 50 50
Total Yankee Dollars (Cost $3,017)
a
a
a
2,513
U.S. Government Mortgage-Backed Agencies (29.0%)
Federal Home Loan Mortgage Corp.
9 .00% , 4/1/25 ..................................................... 2 2
7 .50% , 8/1/29 ..................................................... 4 4
Series 4395 , Class PA , 2 .50% , 4/15/37 - 3/1/51 .............................. 1,015 826
2 .00% , 3/1/51 ..................................................... 498 381
3 .50% , 3/1/52 ..................................................... 1,735 1,493
4 .00% , 6/1/52 - 10/1/52 .............................................. 2,324 2,075

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
4 .50% , 6/1/52 - 8/1/52 ............................................... $ 2,378 $ 2,183
Federal National Mortgage Association
Series 2005-19 , Class PB , 5 .50% , 3/25/35 ................................. 172 172
Series 2013-81 , Class KA , 2 .75% , 9/25/42 ................................. 122 112
3 .00% , 8/1/46 - 10/1/50 .............................................. 2,309 1,939
4 .00% , 3/1/47 - 5/1/52 ............................................... 1,496 1,333
3 .50% , 11/1/47 - 4/1/52 .............................................. 769 669
2 .00% , 3/1/51 - 12/1/51 .............................................. 2,190 1,676
2 .50% , 7/1/51 - 2/1/52 ............................................... 3,069 2,438
4 .50% , 10/1/52 .................................................... 1,882 1,728
17,031
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 54 55
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 179 175
230
Total U.S. Government Mortgage-Backed Agencies (Cost $19,238)
a
a
a
17,261
U.S. Treasury Obligations (9.5%)
U.S. Treasury Bonds , 4 .00% , 11/15/42 ........................................ 900 799
U.S. Treasury Notes
2 .75% , 11/15/23 .................................................... 500 498
4 .00% , 2/29/28 .................................................... 211 206
1 .25% , 5/31/28 .................................................... 178 153
3 .75% , 5/31/30 .................................................... 1,000 949
0 .63% , 8/15/30 .................................................... 900 691
3 .88% , 8/15/33 .................................................... 2,500 2,362
Total U.S. Treasury Obligations (Cost $5,877)
a
a
a
5,658
Total Investments (Cost $61,344) — 92.6% 55,171
Other assets in excess of liabilities — 7.4% 4,388
NET ASSETS - 100.00% $ 59,559
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$6,568 (thousands) and amounted to 11.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2023.

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
5-Year U.S. Treasury Note Futures ....... 51 12/29/23 $ 5,407,396 $ 5,373,328 $ (34,068)
Ultra Long Term U.S. Treasury Bond Futures 27 12/19/23 3,378,273 3,204,563 (173,710)
$ (207,778)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 5 12/19/23 $ 547,480 $ 540,313 $ 7,167
Total unrealized appreciation $ 7,167
Total unrealized depreciation (207,778)
Total net unrealized appreciation (depreciation) $ (200,611)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Diversified Stock Fund
1
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (96.1%)
Communication Services (6.8%):
Alphabet, Inc. , Class C (a) ................................................. 98,806 $ 13,028
Meta Platforms, Inc. , Class A (a) ............................................ 4,565 1,370
Netflix, Inc. (a) ......................................................... 3,330 1,257
TKO Group Holdings, Inc. ................................................ 13,735 1,155
T-Mobile U.S., Inc. ...................................................... 10,251 1,436
18,246
Communications Equipment (3.0%):
Arista Networks, Inc. (a) .................................................. 22,190 4,082
Cisco Systems, Inc. ..................................................... 74,855 4,024
8,106
Consumer Discretionary (9.4%):
Amazon.com, Inc. (a) .................................................... 56,740 7,213
AutoZone, Inc. (a) ....................................................... 1,547 3,929
Booking Holdings, Inc. (a) ................................................. 1,041 3,210
Crocs, Inc. (a) .......................................................... 16,925 1,493
McDonald's Corp. ...................................................... 14,568 3,838
O'Reilly Automotive, Inc. (a) ............................................... 3,107 2,824
Tesla, Inc. (a) .......................................................... 5,233 1,310
TopBuild Corp. (a) ...................................................... 6,058 1,524
25,341
Consumer Staples (7.1%):
BellRing Brands, Inc. (a) .................................................. 42,069 1,735
Casey's General Stores, Inc. ............................................... 9,767 2,652
Darling Ingredients, Inc. (a) ................................................ 54,246 2,832
MGP Ingredients, Inc. .................................................... 26,616 2,807
PepsiCo, Inc. .......................................................... 11,835 2,005
Philip Morris International, Inc. ............................................. 33,809 3,130
Walmart, Inc. .......................................................... 24,363 3,896
19,057
Electronic Equipment, Instruments & Components (2.5%):
Fabrinet (a) ............................................................ 16,096 2,682
Jabil, Inc. ............................................................ 32,281 4,096
6,778
Energy (7.0%):
ChampionX Corp. ...................................................... 52,047 1,854
Chevron Corp. ......................................................... 28,957 4,883
Diamondback Energy, Inc. ................................................ 15,754 2,440
EOG Resources, Inc. .................................................... 23,181 2,938
Halliburton Co. ........................................................ 50,762 2,056
Matador Resources Co. ................................................... 46,497 2,766
Schlumberger NV ...................................................... 32,719 1,907
18,844
Financials (15.2%):
Ameriprise Financial, Inc. ................................................. 10,752 3,545
Axos Financial, Inc. (a) ................................................... 89,742 3,398
Corebridge Financial, Inc. ................................................. 93,000 1,837
Fiserv, Inc. (a) .......................................................... 28,164 3,181
Globe Life, Inc. ........................................................ 20,467 2,225
Interactive Brokers Group, Inc. ............................................. 32,893 2,847
JPMorgan Chase & Co. .................................................. 38,151 5,533
Kinsale Capital Group, Inc. ................................................ 8,926 3,696
LPL Financial Holdings, Inc. ............................................... 14,568 3,462
NMI Holdings, Inc. , Class A (a) ............................................. 96,125 2,604
The Bancorp, Inc. (a) ..................................................... 111,324 3,841
Visa, Inc. , Class A ...................................................... 20,981 4,826
40,995

Victory Portfolios
Victory Diversified Stock Fund
2
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (13.2%):
Cencora, Inc. .......................................................... 20,224 $ 3,640
Elevance Health, Inc. .................................................... 3,936 1,714
Eli Lilly & Co. ......................................................... 8,197 4,403
HCA Healthcare, Inc. .................................................... 10,663 2,623
Lantheus Holdings, Inc. (a) ................................................ 48,540 3,372
McKesson Corp. ....................................................... 8,810 3,831
Merck & Co., Inc. ...................................................... 14,462 1,489
Novo Nordisk A/S , ADR .................................................. 48,516 4,412
Shockwave Medical, Inc. (a) ............................................... 7,929 1,579
Stryker Corp. .......................................................... 5,857 1,600
The Cigna Group ....................................................... 6,068 1,736
The Ensign Group, Inc. ................................................... 37,867 3,519
Zoetis, Inc. ........................................................... 9,435 1,641
35,559
Industrials (8.1%):
AGCO Corp. .......................................................... 18,819 2,226
Comfort Systems USA, Inc. ............................................... 16,703 2,846
GXO Logistics, Inc. (a) ................................................... 58,609 3,438
Janus International Group, Inc. (a) ........................................... 147,037 1,573
Terex Corp. ........................................................... 44,746 2,578
UFP Industries, Inc. ..................................................... 19,013 1,947
United Rentals, Inc. ..................................................... 6,350 2,823
Verra Mobility Corp. (a) .................................................. 140,290 2,624
W.W. Grainger, Inc. ..................................................... 2,297 1,589
21,644
Materials (2.3%):
Graphic Packaging Holding Co. ............................................ 96,055 2,140
Livent Corp. (a) ........................................................ 107,136 1,973
Summit Materials, Inc. , Class A (a) .......................................... 63,942 1,991
6,104
Real Estate (1.4%):
Simon Property Group, Inc. ............................................... 16,379 1,769
VICI Properties, Inc. .................................................... 70,413 2,049
3,818
Semiconductors & Semiconductor Equipment (6.0%):
Applied Materials, Inc. ................................................... 10,666 1,477
Broadcom, Inc. ........................................................ 4,632 3,847
Microchip Technology, Inc. ................................................ 33,504 2,615
NVIDIA Corp. ......................................................... 10,599 4,610
ON Semiconductor Corp. (a) ............................................... 38,629 3,591
16,140
Software (8.0%):
Cadence Design Systems, Inc. (a) ............................................ 17,214 4,033
Fortinet, Inc. (a) ........................................................ 34,472 2,023
Microsoft Corp. ........................................................ 48,459 15,301
21,357
Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc. ........................................................... 96,332 16,493
Total Common Stocks (Cost $194,979)
a
a
a
258,482

Victory Portfolios
Victory Diversified Stock Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Exchange-Traded Funds (2.3%)
SPDR S&P 500 ETF Trust ................................................ 14,618 $ 6,249
Total Exchange-Traded Funds (Cost $6,100)
a
a
a
6,249
Total Investments (Cost $201,079) — 98.4% 264,731
Other assets in excess of liabilities — 1.6% 4,294
NET ASSETS - 100.00% $ 269,025
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Special Value Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (96.8%)
Communication Services (6.8%):
Alphabet, Inc. , Class C (a) ................................................. 14,665 $ 1,934
Meta Platforms, Inc. , Class A (a) ............................................ 680 204
Netflix, Inc. (a) ......................................................... 487 184
TKO Group Holdings, Inc. ................................................ 2,045 172
T-Mobile U.S., Inc. ...................................................... 1,503 210
2,704
Communications Equipment (3.0%):
Arista Networks, Inc. (a) .................................................. 3,242 596
Cisco Systems, Inc. ..................................................... 10,955 589
1,185
Consumer Discretionary (9.5%):
Amazon.com, Inc. (a) .................................................... 8,439 1,073
AutoZone, Inc. (a) ....................................................... 231 587
Booking Holdings, Inc. (a) ................................................. 152 469
Crocs, Inc. (a) .......................................................... 2,477 218
McDonald's Corp. ...................................................... 2,164 570
O'Reilly Automotive, Inc. (a) ............................................... 454 412
Tesla, Inc. (a) .......................................................... 766 192
TopBuild Corp. (a) ...................................................... 885 223
3,744
Consumer Staples (7.1%):
BellRing Brands, Inc. (a) .................................................. 6,157 254
Casey's General Stores, Inc. ............................................... 1,429 388
Darling Ingredients, Inc. (a) ................................................ 7,918 413
MGP Ingredients, Inc. .................................................... 3,896 411
PepsiCo, Inc. .......................................................... 1,769 300
Philip Morris International, Inc. ............................................. 4,943 458
Walmart, Inc. .......................................................... 3,591 574
2,798
Electronic Equipment, Instruments & Components (2.6%):
Fabrinet (a) ............................................................ 2,394 399
Jabil, Inc. ............................................................ 4,824 612
1,011
Energy (7.0%):
ChampionX Corp. ...................................................... 7,759 276
Chevron Corp. ......................................................... 4,238 714
Diamondback Energy, Inc. ................................................ 2,311 358
EOG Resources, Inc. .................................................... 3,405 432
Halliburton Co. ........................................................ 7,549 306
Matador Resources Co. ................................................... 6,806 405
Schlumberger NV ...................................................... 4,865 284
2,775
Financials (15.3%):
Ameriprise Financial, Inc. ................................................. 1,576 520
Axos Financial, Inc. (a) ................................................... 13,412 508
Corebridge Financial, Inc. ................................................. 13,611 269
Fiserv, Inc. (a) .......................................................... 4,156 469
Globe Life, Inc. ........................................................ 3,007 327
Interactive Brokers Group, Inc. ............................................. 4,897 424
JPMorgan Chase & Co. .................................................. 5,595 811
Kinsale Capital Group, Inc. ................................................ 1,306 541
LPL Financial Holdings, Inc. ............................................... 2,135 507
NMI Holdings, Inc. , Class A (a) ............................................. 14,045 380
The Bancorp, Inc. (a) ..................................................... 16,427 567
Visa, Inc. , Class A ...................................................... 3,086 710
6,033

Victory Portfolios
Victory Special Value Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (13.4%):
Cencora, Inc. .......................................................... 3,010 $ 542
Elevance Health, Inc. .................................................... 588 256
Eli Lilly & Co. ......................................................... 1,225 658
HCA Healthcare, Inc. .................................................... 1,561 384
Lantheus Holdings, Inc. (a) ................................................ 7,090 493
McKesson Corp. ....................................................... 1,311 570
Merck & Co., Inc. ...................................................... 2,123 218
Novo Nordisk A/S , ADR .................................................. 7,232 658
Shockwave Medical, Inc. (a) ............................................... 1,184 236
Stryker Corp. .......................................................... 857 234
The Cigna Group ....................................................... 905 259
The Ensign Group, Inc. ................................................... 5,631 523
Zoetis, Inc. ........................................................... 1,379 240
5,271
Industrials (8.1%):
AGCO Corp. .......................................................... 2,757 326
Comfort Systems USA, Inc. ............................................... 2,497 426
GXO Logistics, Inc. (a) ................................................... 8,573 503
Janus International Group, Inc. (a) ........................................... 21,519 230
Terex Corp. ........................................................... 6,538 377
UFP Industries, Inc. ..................................................... 2,778 284
United Rentals, Inc. ..................................................... 938 417
Verra Mobility Corp. (a) .................................................. 20,427 382
W.W. Grainger, Inc. ..................................................... 344 238
3,183
Materials (2.2%):
Graphic Packaging Holding Co. ............................................ 14,052 313
Livent Corp. (a) ........................................................ 16,044 296
Summit Materials, Inc. , Class A (a) .......................................... 8,935 278
887
Real Estate (1.4%):
Simon Property Group, Inc. ............................................... 2,381 257
VICI Properties, Inc. .................................................... 10,418 303
560
Semiconductors & Semiconductor Equipment (6.0%):
Applied Materials, Inc. ................................................... 1,581 219
Broadcom, Inc. ........................................................ 678 563
Microchip Technology, Inc. ................................................ 4,895 382
NVIDIA Corp. ......................................................... 1,550 674
ON Semiconductor Corp. (a) ............................................... 5,644 525
2,363
Software (8.1%):
Cadence Design Systems, Inc. (a) ............................................ 2,532 593
Fortinet, Inc. (a) ........................................................ 5,037 295
Microsoft Corp. ........................................................ 7,258 2,292
3,180
Technology Hardware, Storage & Peripherals (6.3%):
Apple, Inc. ........................................................... 14,428 2,470
Total Common Stocks (Cost $29,040)
a
a
a
38,164

Victory Portfolios
Victory Special Value Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Exchange-Traded Funds (1.7%)
SPDR S&P 500 ETF Trust ................................................ 1,583 $ 677
Total Exchange-Traded Funds (Cost $662)
a
a
a
677
Total Investments (Cost $29,702) — 98.5% 38,841
Other assets in excess of liabilities — 1.5% 611
NET ASSETS - 100.00% $ 39,452
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory THB US Small Opportunities Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (99.4%)
Consumer Discretionary (13.2%):
Atmus Filtration Technologies, Inc. (a) ........................................ 4,910 $ 102
BJ's Restaurants, Inc. (a) .................................................. 6,094 143
Century Communities, Inc. ................................................ 3,140 210
Chuy's Holdings, Inc. (a) .................................................. 3,924 140
Holley, Inc. (a) ......................................................... 48,920 244
Johnson Outdoors, Inc. , Class A ............................................ 5,910 323
Latham Group, Inc. (a) ................................................... 64,015 179
Lazydays Holdings, Inc. (a) ................................................ 11,720 89
M/I Homes, Inc. (a) ...................................................... 2,965 249
MarineMax, Inc. (a) ..................................................... 1,540 51
MasterCraft Boat Holdings, Inc. (a) .......................................... 4,690 104
Overstock.com, Inc. (a) ................................................... 10,850 172
Universal Technical Institute, Inc. (a) ......................................... 35,205 295
2,301
Consumer Staples (1.6%):
SunOpta, Inc. (a) ........................................................ 16,110 54
The Beauty Health Co. (a) ................................................. 15,300 92
Vital Farms, Inc. (a) ..................................................... 11,890 138
284
Energy (12.6%):
Clean Energy Fuels Corp. (a) ............................................... 32,890 126
Dril-Quip, Inc. (a) ....................................................... 3,620 102
Expro Group Holdings NV (a) .............................................. 13,006 302
Geospace Technologies Corp. (a) ............................................ 5,120 66
Natural Gas Services Group, Inc. (a) .......................................... 6,658 97
Profire Energy, Inc. (a) ................................................... 36,270 101
RPC, Inc. ............................................................ 49,880 446
Select Water Solutions, Inc. , Class A ......................................... 20,590 164
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 15,330 163
TETRA Technologies, Inc. (a) .............................................. 97,730 624
2,191
Financials (6.6%):
BayCom Corp. ......................................................... 8,142 156
Brightsphere Investment Group, Inc. ......................................... 12,410 241
First Busey Corp. ....................................................... 13,211 254
HarborOne Bancorp, Inc. ................................................. 25,010 238
James River Group Holdings Ltd. ........................................... 4,630 71
Live Oak Bancshares, Inc. ................................................ 2,310 67
The First Bancshares, Inc. ................................................. 4,467 120
1,147
Health Care (17.1%):
Addus HomeCare Corp. (a) ................................................ 2,361 201
Apollo Medical Holdings, Inc. (a) ........................................... 5,020 155
Artivion, Inc. (a) ........................................................ 7,705 117
Atrion Corp. .......................................................... 294 122
Avanos Medical, Inc. (a) .................................................. 6,260 127
BioLife Solutions, Inc. (a) ................................................. 12,394 171
Catalyst Pharmaceuticals, Inc. (a) ............................................ 10,170 119
CryoPort, Inc. (a) ....................................................... 6,380 87
Dynavax Technologies Corp. (a) ............................................. 9,020 133
Figs, Inc. , Class A (a) .................................................... 30,140 178
LeMaitre Vascular, Inc. ................................................... 6,916 377
Mesa Laboratories, Inc. .................................................. 623 65
OptimizeRx Corp. (a) .................................................... 8,490 66
The Joint Corp. (a) ...................................................... 8,367 75
U.S. Physical Therapy, Inc. ................................................ 2,820 259
UFP Technologies, Inc. (a) ................................................. 2,950 476

Victory Portfolios
Victory THB US Small Opportunities Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Vericel Corp. (a) ........................................................ 7,280 $ 244
2,972
Industrials (23.0%):
Allient, Inc. ........................................................... 7,331 227
Argan, Inc. ........................................................... 1,530 70
Bowman Consulting Group Ltd. (a) .......................................... 5,010 141
Concrete Pumping Holdings, Inc. (a) ......................................... 18,423 158
Energy Recovery, Inc. (a) ................................................. 7,970 169
FiscalNote Holdings, Inc. (a) ............................................... 34,410 72
Hillman Solutions Corp. (a) ................................................ 5,230 43
Insteel Industries, Inc. .................................................... 7,345 238
Karat Packaging, Inc. .................................................... 5,919 137
Limbach Holdings, Inc. (a) ................................................ 7,850 249
Liquidity Services, Inc. (a) ................................................. 3,010 53
MYR Group, Inc. (a) ..................................................... 1,571 212
Northwest Pipe Co. (a) ................................................... 5,930 179
Omega Flex, Inc. ....................................................... 1,400 110
Park Aerospace Corp. .................................................... 15,262 237
Preformed Line Products Co. .............................................. 2,240 364
Quest Resource Holding Corp. (a) ........................................... 17,220 127
Standex International Corp. ................................................ 1,590 232
The Greenbrier Cos., Inc. ................................................. 5,410 216
The Shyft Group, Inc. .................................................... 9,096 136
Transcat, Inc. (a) ........................................................ 4,800 470
Twin Disc, Inc. (a) ...................................................... 11,325 155
3,995
Information Technology (19.4%):
Cerence, Inc. (a) ........................................................ 6,090 124
CEVA, Inc. (a) ......................................................... 3,580 69
Climb Global Solutions, Inc. ............................................... 3,970 171
ePlus, Inc. (a) .......................................................... 7,032 446
FARO Technologies, Inc. (a) ............................................... 6,910 105
Grid Dynamics Holdings, Inc. (a) ............................................ 20,010 244
Ichor Holdings Ltd. (a) ................................................... 11,110 344
Immersion Corp. ....................................................... 47,490 314
Luna Innovations, Inc. (a) ................................................. 38,360 225
Napco Security Technologies, Inc. ........................................... 5,280 117
NVE Corp. ........................................................... 1,680 138
PAR Technology Corp. (a) ................................................. 6,456 249
Perficient, Inc. (a) ....................................................... 2,470 143
Richardson Electronics Ltd. ............................................... 11,160 122
Ultra Clean Holdings, Inc. (a) .............................................. 7,993 237
Upland Software, Inc. (a) .................................................. 29,440 136
Vishay Precision Group, Inc. (a) ............................................. 5,530 186
3,370
Materials (5.0%):
Century Aluminum Co. (a) ................................................. 18,960 136
Ferroglobe PLC (a) ...................................................... 17,810 93
Hawkins, Inc. ......................................................... 2,740 161
Koppers Holdings, Inc. ................................................... 5,527 219
Ranpak Holdings Corp. (a) ................................................ 22,530 122
Schnitzer Steel Industries, Inc. ............................................. 4,770 133

Real Estate (0.5%):
Douglas Elliman, Inc. .................................................... 36,588 83

Victory Portfolios
Victory THB US Small Opportunities Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.4%):
Artesian Resources Corp. , Class A ........................................... 1,740 $ 73
Total Common Stocks (Cost $12,888)
a
a
a
17,280
Total Investments (Cost $12,888) — 99.4% 17,280
Other assets in excess of liabilities — 0.6% 103
NET ASSETS - 100.00% $ 17,383
(a) Non-income producing security.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Strategic Allocation Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Affiliated Holdings
Security Description Shares Value
Affiliated Exchange-Traded Funds (6.4%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF .......................... 39,640 $ 1,558
Total Affiliated Exchange-Traded Funds (Cost $1,006)
a
a
a
1,558
Affiliated Mutual Funds (93.2%)
Victory Global Energy Transition Fund, Class Y ................................. 43,197 1,429
Victory Integrity Discovery Fund, Class Y ..................................... 20,092 791
Victory Investment Grade Convertible Fund, Class I .............................. 88,114 1,406
Victory RS Global Fund, Class Y ............................................ 366,051 6,761
Victory RS Partners Fund, Class Y ........................................... 31,397 847
Victory Sophus Emerging Markets Fund, Class R6 ............................... 126,886 2,332
Victory Total Return Bond Fund, Class R6 ..................................... 946,594 7,516
Victory Trivalent International Small-Cap Fund, Class I ........................... 107,860 1,450
Total Affiliated Mutual Funds (Cost $21,175)
a
a
a
22,532
Total Investments (Cost $22,181) — 99.6% 24,090
Other assets in excess of liabilities — 0.4% 100
NET ASSETS - 100.00% $ 24,190
At September 30, 2023, the foreign securities held by the underlying Funds were 49.5% of net assets.
ETF
—
Exchange-Traded Fund
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2023
Dividend
Income
Victory Global Energy Transition
Fund, Class Y ........... $ 1,552 $ — $ (152) $ 34 $ — $ (5) $ 1,429 $ —
Victory Integrity Discovery
Fund, Class Y ........... 810 — — — — (19) 791 —
Victory Investment Grade
Convertible Fund, Class I .. 1,421 21 — — — (36) 1,406 20
Victory RS Global Fund, Class Y 7,224 — (265) 96 — (294) 6,761 —
Victory RS Partners Fund, Class
Y .................... 866 — (1) — — (18) 847 —
Victory Sophus Emerging
Markets Fund, Class R6 .... 2,394 — — — — (62) 2,332 —
Victory Total Return Bond Fund,
Class R6 .............. 7,766 71 — — — (321) 7,516 70
Victory Trivalent International
Small-Cap Fund, Class I ... 1,520 — — — — (70) 1,450 —
VictoryShares U.S. Multi-Factor
Minimum Volatility ETF ... 1,689 — (76) 28 — (83) 1,558 6
$ 25,242 $ 92 $ (494) $ 158 $ — $ (908)
$ 24,090
$ 96

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Fund for Income
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Principal Amount Value
Government National Mortgage Association (81.2%)
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8.00%, 1/15/31 - 11/15/33 ............................................. $ 894 $ 892
7.75%, 9/15/33 .................................................... 341 341
1,233
Collateralized Mortgage Obligations (2.8%):
Government National Mortgage Association
Series 2001-10, Class PE, 6.50%, 3/16/31 ................................. 74 73
Series 2005-74, Class HB, 7.50%, 9/16/35 ................................. 3 3
Series 2005-74, Class HC, 7.50%, 9/16/35 ................................. 27 28
Series 2011-166, Class NT, 7.73%, 11/20/31(a) .............................. 446 453
Series 2012-106, Class JM, 7.34%, 10/20/34(a) ............................. 328 339
Series 2012-30, Class WB, 6.96%, 11/20/39(a) .............................. 996 1,014
Series 2013-190, Class KT, 8.24%, 9/20/30(a) .............................. 99 103
Series 2013-51, Class BL, 6.04%, 4/20/34(a) ............................... 945 951
Series 2013-64, Class KY, 6.65%, 12/20/38(a) .............................. 474 481
Series 2013-70, Class KP, 6.98%, 2/20/39(a) ............................... 491 502
Series 2014-69, Class W, 7.21%, 11/20/34(a) ............................... 60 62
Series 2014-74, Class PT, 7.88%, 5/16/44(a) ............................... 61 62
Series 2015-77, Class PT, 7.14%, 6/20/39(a) ............................... 164 168
Series 2019-22, Class PT, 7.94%, 2/20/49(a) ............................... 2,737 2,819
Series 2021-1, Class WT, 7.82%, 1/20/51(a) ................................ 2,928 3,031
10,089
Single Family Pass-throughs (78.1%):
Government National Mortgage Association
6.00%, 11/15/23 - 2/20/49 ............................................. 53,984 55,120
6.50%, 11/15/23 - 2/20/41 ............................................. 79,602 80,849
7.00%, 12/15/23 - 5/20/39 ............................................. 53,836 55,491
7.50%, 12/15/23 - 12/20/38 ............................................ 28,987 29,762
8.00%, 10/15/24 - 4/15/38 ............................................. 18,153 18,833
9.00%, 4/15/25 - 9/15/30 ............................................. 456 469
7.13%, 7/15/25 .................................................... 9 9
8.50%, 7/15/25 - 7/15/32 ............................................. 1,736 1,794
6.13%, 6/20/28 - 11/20/28 ............................................. 140 134
6.28%, 10/20/28 - 9/20/29 ............................................. 339 334
6.10%, 5/20/29 - 7/20/31 ............................................. 307 301
7.30%, 4/20/30 - 2/20/31 ............................................. 122 119
6.49%, 5/20/31 - 3/20/32 ............................................. 553 548
5.50%, 3/20/32 - 11/15/45 ............................................. 19,506 19,550
4.50%, 12/15/33 - 5/15/41 ............................................. 7,170 6,876
5.00%, 1/20/34 - 2/20/42 ............................................. 15,773 15,285
4.00%, 8/15/41 .................................................... 462 430
285,904
Total Government National Mortgage Association (Cost $330,169)
a
a
a
297,226
U.S. Treasury Obligations (18.2%)
U.S. Treasury Bills, 5.46%, 2/22/24(b) ........................................ 24,134 23,625
U.S. Treasury Bonds, 7.50%, 11/15/24 ........................................ 41,997 42,990
Total U.S. Treasury Obligations (Cost $68,725)
a
a
a
66,615

Victory Portfolios
Victory Fund for Income
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds FedFund Portfolio, 3.04%(b) .......................... 100,840 $ 101
Total Investment Companies (Cost $101)
a
a
a
101
Total Investments (Cost $398,995) — 99.4% 363,942
Other assets in excess of liabilities — 0.6% 2,103
NET ASSETS - 100.00% $ 366,045
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2023.
(b) Rate represents the effective yield at September 30, 2023.
(c) Amount represents less than 0.05% of net assets.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Investment Grade Convertible Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (1.5%)
Health Care (1.5%):
Bristol-Myers Squibb Co. ................................................. 73,367 $ 4,258
Total Common Stocks (Cost $4,239)
a
a
a
4,258
Principal Amount
Convertible Corporate Bonds (74.4%)
Consumer Discretionary (14.0%):
Booking Holdings, Inc. , 0 .75% , 5/1/25 ........................................ $ 9,885 16,544
Expedia Group, Inc. , 2/15/26 (a) ............................................. 16,195 14,090
Ford Motor Co. , 3/15/26 (a) ................................................ 9,785 9,587
Winnebago Industries, Inc. , 1 .50% , 4/1/25 (b) ................................... 755 847
41,068
Energy (10.5%):
EQT Corp. , 1 .75% , 5/1/26 ................................................. 5,380 14,963
Pioneer Natural Resources Co. , 0 .25% , 5/15/25 ................................. 6,381 15,663
30,626
Financials (14.2%):
Ares Capital Corp. , 4 .63% , 3/1/24 ........................................... 12,903 13,087
Barclays Bank PLC
2/4/25 (a) ........................................................ 7,105 11,389
2/18/25 (a) ....................................................... 4,330 4,401
Blackstone Mortgage Trust, Inc. , 5 .50% , 3/15/27 ................................ 4,605 4,095
New Mountain Finance Corp. , 7 .50% , 10/15/25 , Callable 7/15/25 @ 100 (c) ............. 4,790 4,896
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 (c) ................................... 4,000 3,645
41,513
Health Care (3.5%):
Dexcom, Inc. , 0 .38% , 5/15/28 (c) ............................................ 1,500 1,330
Envista Holdings Corp. , 1 .75% , 8/15/28 (c) ..................................... 9,500 8,777
10,107
Industrials (10.7%):
Block, Inc. , 0 .13% , 3/1/25 ................................................. 2,050 1,904
Euronet Worldwide, Inc. , 0 .75% , 3/15/49 , Callable 3/20/25 @ 100 .................... 6,707 6,180
Parsons Corp. , 0 .25% , 8/15/25 ............................................. 6,300 8,021
Southwest Airlines Co. , 1 .25% , 5/1/25 (b) ...................................... 15,255 15,292
31,397
Information Technology (10.1%):
Akamai Technologies, Inc. , 0 .13% , 5/1/25 ..................................... 5,399 6,382
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 (c) ................................. 8,240 8,076
Western Digital Corp. , 1 .50% , 2/1/24 ......................................... 15,511 15,247
29,705
Materials (0.3%):
U.S. Steel Corp. , 5 .00% , 11/1/26 ............................................ 380 936
Real Estate (4.8%):
Kite Realty Group LP , 0 .75% , 4/1/27 (c) ....................................... 9,280 8,623
Ventas Realty LP , 3 .75% , 6/1/26 (c) .......................................... 2,875 2,820
Welltower OP LLC , 2 .75% , 5/15/28 (c) ........................................ 2,420 2,470
13,913
Utilities (6.3%):
Alliant Energy Corp. , 3 .88% , 3/15/26 (c) ...................................... 3,185 3,077
American Water Capital Corp. , 3 .63% , 6/15/26 (c) ................................ 4,145 4,006
CenterPoint Energy, Inc. , 4 .25% , 8/15/26 (c) .................................... 1,300 1,269
CMS Energy Corp. , 3 .38% , 5/1/28 (c) ......................................... 2,180 2,043
Duke Energy Corp. , 4 .13% , 4/15/26 (c) ........................................ 3,205 3,115

Victory Portfolios
Victory Investment Grade Convertible Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
The Southern Co. , 3 .88% , 12/15/25 (c) ........................................ $ 5,205 $ 5,054
18,564
Total Convertible Corporate Bonds (Cost $211,535)
a
a
a
217,829
Shares
Convertible Preferred Stocks (20.9%)
Financials (12.6%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 57,675 3,178
Bank of America Corp. , Series L , 7 .25% (d) .................................... 14,050 15,627
New York Community Capital Trust , 6 .00% , 11/1/51 .............................. 53,619 1,955
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 14,394 16,049
36,809
Utilities (8.3%):
NextEra Energy, Inc. , 6 .93% , 9/1/25 (b) ....................................... 300,595 11,372
NiSource, Inc. , 7 .75% , 3/1/24 .............................................. 134,220 13,080
24,452
Total Convertible Preferred Stocks (Cost $72,276)
a
a
a
61,261
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (e) ........ 1,623,467 1,624
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (e) ............ 1,623,467 1,624
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (e) ............... 1,623,467 1,623
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (e) . 1,623,467 1,623
Total Collateral for Securities Loaned (Cost $6,494)
a
a
a
6,494
Total Investments (Cost $294,544) — 99.0% 289,842
Other assets in excess of liabilities — 1.0% 2,903
NET ASSETS - 100.00% $ 292,745
At September 30, 2023, the Fund's investments in foreign securities were 5.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$59,201 (thousands) and amounted to 20.2% of net assets.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on September 30, 2023.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Sycamore Established Value Fund
1
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (97.6%)
Communication Services (0.8%):
Live Nation Entertainment, Inc.(a) ........................................... 1,715,000 $ 142,414
Consumer Discretionary (11.8%):
Aptiv PLC(a) .......................................................... 2,405,000 237,109
BorgWarner, Inc. ....................................................... 6,130,000 247,468
Darden Restaurants, Inc. .................................................. 1,475,000 211,249
Dick's Sporting Goods, Inc. ................................................ 1,570,000 170,471
Hilton Worldwide Holdings, Inc. ............................................ 1,205,000 180,967
Ralph Lauren Corp. ..................................................... 1,830,000 212,445
Ross Stores, Inc. ....................................................... 2,738,000 309,257
Tapestry, Inc. .......................................................... 4,780,000 137,425
Yum! Brands, Inc. ...................................................... 2,265,000 282,989
1,989,380
Consumer Staples (4.0%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 2,985,000 213,040
Sysco Corp. ........................................................... 3,245,000 214,332
Tyson Foods, Inc., Class A ................................................ 3,320,000 167,627
U.S. Foods Holding Corp.(a) ............................................... 2,100,000 83,370
678,369
Energy (4.5%):
Coterra Energy, Inc. ..................................................... 11,010,000 297,820
Devon Energy Corp. ..................................................... 5,037,000 240,265
Hess Corp. ............................................................ 1,395,000 213,435
751,520
Financials (14.3%):
American Financial Group, Inc. ............................................. 2,390,000 266,891
Everest Group Ltd. ...................................................... 482,000 179,145
Global Payments, Inc. .................................................... 2,360,000 272,320
Huntington Bancshares, Inc. ............................................... 10,807,000 112,393
Old Republic International Corp. ............................................ 10,325,000 278,155
Prosperity Bancshares, Inc. ................................................ 3,805,000 207,677
T. Rowe Price Group, Inc. ................................................. 2,050,000 214,984
The Bank of New York Mellon Corp. ......................................... 5,675,000 242,039
The Hartford Financial Services Group, Inc. .................................... 3,280,000 232,585
The Progressive Corp. ................................................... 1,190,000 165,767
W. R. Berkley Corp. ..................................................... 3,850,000 244,436
2,416,392
Health Care (7.6%):
Agilent Technologies, Inc. ................................................. 1,497,000 167,395
Hologic, Inc.(a) ........................................................ 3,267,000 226,730
ICON PLC(a) ......................................................... 421,025 103,677
Molina Healthcare, Inc.(a) ................................................ 278,000 91,153
Quest Diagnostics, Inc. ................................................... 2,266,000 276,135
The Cooper Cos., Inc. .................................................... 590,000 187,626
Zimmer Biomet Holdings, Inc. ............................................. 2,050,000 230,051
1,282,767
Industrials (23.0%):
AGCO Corp. .......................................................... 1,975,000 233,603
Alaska Air Group, Inc.(a) ................................................. 5,420,000 200,974
Carrier Global Corp. ..................................................... 3,080,000 170,016
FTI Consulting, Inc.(a) ................................................... 1,290,000 230,149
Genpact Ltd. .......................................................... 6,365,000 230,413
Hubbell, Inc. .......................................................... 355,000 111,260
J.B. Hunt Transport Services, Inc. ........................................... 1,440,000 271,469
Landstar System, Inc. .................................................... 780,000 138,013
Leidos Holdings, Inc. .................................................... 3,020,000 278,323
Lincoln Electric Holdings, Inc. ............................................. 625,000 113,619
ManpowerGroup, Inc. ................................................... 2,320,000 170,102

Victory Portfolios
Victory Sycamore Established Value Fund
2
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Maximus, Inc. ......................................................... 2,920,000 $ 218,066
Owens Corning ........................................................ 785,000 107,082
Parker-Hannifin Corp. ................................................... 287,000 111,792
Republic Services, Inc. ................................................... 1,615,000 230,154
Textron, Inc. .......................................................... 4,465,000 348,895
The Middleby Corp.(a) ................................................... 1,900,000 243,200
The Toro Co. .......................................................... 2,165,000 179,911
TransUnion ........................................................... 1,774,000 127,355
Xylem, Inc. ........................................................... 1,690,000 153,841
3,868,237
Information Technology (9.8%):
Amphenol Corp., Class A ................................................. 3,110,000 261,209
Flex Ltd.(a) ........................................................... 9,970,000 268,991
Hewlett Packard Enterprise Co. ............................................. 10,600,000 184,122
MKS Instruments, Inc. ................................................... 2,775,000 240,149
Motorola Solutions, Inc. .................................................. 610,000 166,066
Skyworks Solutions, Inc. ................................................. 2,658,000 262,052
Western Digital Corp.(a) .................................................. 5,715,000 260,775
1,643,364
Materials (11.2%):
AptarGroup, Inc. ....................................................... 1,298,000 162,302
Avery Dennison Corp. ................................................... 1,540,000 281,312
Crown Holdings, Inc. .................................................... 3,362,000 297,470
Franco-Nevada Corp. .................................................... 1,927,000 257,235
Packaging Corp. of America ............................................... 1,950,000 299,422
Reliance Steel & Aluminum Co. ............................................ 360,000 94,403
RPM International, Inc. .................................................. 2,280,000 216,167
Westlake Corp. ........................................................ 2,185,000 272,404
1,880,715
Real Estate (7.3%):
Alexandria Real Estate Equities, Inc. ......................................... 2,477,000 247,948
Camden Property Trust ................................................... 2,421,000 228,978
Equity LifeStyle Properties, Inc. ............................................ 3,700,000 235,727
Lamar Advertising Co., Class A ............................................. 3,015,000 251,662
NNN REIT, Inc. ........................................................ 7,280,000 257,275
1,221,590
Utilities (3.3%):
Alliant Energy Corp. .................................................... 5,845,000 283,190
Xcel Energy, Inc. ....................................................... 4,710,000 269,506
552,696
Total Common Stocks (Cost $14,506,679)
a
a
a
16,427,444
Exchange-Traded Funds (0.8%)
iShares Russell Mid-Cap Value ETF(b) ....................................... 1,205,000 125,730
Total Exchange-Traded Funds (Cost $74,921)
a
a
a
125,730
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(d) ........ 686,190 686
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(d) ............ 686,190 687
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 686,190 686

Victory Portfolios
Victory Sycamore Established Value Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(d) . 686,190 $ 686
Total Collateral for Securities Loaned (Cost $2,745)
a
a
a
2,745
Total Investments (Cost $14,584,345) — 98.4% 16,555,919
Other assets in excess of liabilities — 1.6% 273,822
NET ASSETS - 100.00% $ 16,829,741
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on September 30, 2023.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Security Description Shares Value
Common Stocks (97.4%)
Aerospace & Defense (1.5%):
Hexcel Corp. .......................................................... 764,000 $ 49,767
Mercury Systems, Inc.(a) ................................................. 1,353,000 50,183
99,950
Air Freight & Logistics (1.3%):
Hub Group, Inc., Class A(a) ............................................... 1,045,000 82,074
Building Products (3.4%):
Apogee Enterprises, Inc. .................................................. 775,025 36,488
Gibraltar Industries, Inc.(a) ................................................ 910,000 61,434
Hayward Holdings, Inc.(a) ................................................ 2,755,000 38,846
UFP Industries, Inc. ..................................................... 817,000 83,661
220,429
Commercial Services & Supplies (1.7%):
ABM Industries, Inc. .................................................... 573,000 22,926
UniFirst Corp. ......................................................... 316,000 51,511
Viad Corp.(a)(b) ........................................................ 1,300,000 34,060
108,497
Communication Services (0.4%):
The E.W. Scripps Co., Class A, Class A(a)(b) ................................... 5,173,995 28,353
Construction & Engineering (0.7%):
EMCOR Group, Inc. .................................................... 110,000 23,143
MYR Group, Inc.(a) ..................................................... 160,000 21,562
44,705
Consumer Discretionary (8.9%):
Brunswick Corp. ....................................................... 422,000 33,338
Choice Hotels International, Inc.(c) .......................................... 350,000 42,878
Columbia Sportswear Co. ................................................. 1,105,500 81,918
Helen of Troy Ltd.(a) .................................................... 180,000 20,981
LCI Industries ......................................................... 365,000 42,858
Mattel, Inc.(a) ......................................................... 3,941,000 86,820
Murphy USA, Inc. ...................................................... 168,000 57,411
Signet Jewelers Ltd. ..................................................... 950,000 68,220
Texas Roadhouse, Inc. ................................................... 704,000 67,654
Visteon Corp.(a) ........................................................ 575,000 79,390
581,468
Consumer Staples (3.8%):
Central Garden & Pet Co., Class A, Class A(a)(b) ................................ 2,250,000 90,203
Ingredion, Inc. ......................................................... 590,000 58,056
Lancaster Colony Corp. .................................................. 215,000 35,481
Performance Food Group Co.(a) ............................................ 1,109,000 65,276
249,016
Electrical Equipment (0.6%):
NEXTracker, Inc., Class A(a) .............................................. 965,000 38,754
Energy (6.5%):
Civitas Resources, Inc.(c) ................................................. 1,200,000 97,044
Delek U.S. Holdings, Inc. ................................................. 1,978,200 56,201
Helmerich & Payne, Inc. .................................................. 1,805,000 76,099
Magnolia Oil & Gas Corp., Class A .......................................... 4,475,000 102,522
Matador Resources Co. ................................................... 1,525,000 90,707
422,573
Financials (16.2%):
AMERISAFE, Inc.(b) .................................................... 1,020,000 51,071
Bank of Hawaii Corp.(c) .................................................. 1,310,000 65,094
Cohen & Steers, Inc. .................................................... 1,240,000 77,735

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
First American Financial Corp. ............................................. 1,355,000 $ 76,544
Independent Bank Corp. .................................................. 1,340,000 65,781
Lakeland Financial Corp. ................................................. 1,070,000 50,782
Primerica, Inc. ......................................................... 120,000 23,281
Renasant Corp. ........................................................ 2,279,105 59,690
Ryan Specialty Holdings, Inc.(a) ............................................ 1,295,000 62,678
Safety Insurance Group, Inc.(b) ............................................. 870,000 59,325
Selective Insurance Group, Inc. ............................................. 760,000 78,409
SouthState Corp. ....................................................... 1,485,000 100,030
Stewart Information Services Corp. .......................................... 500,000 21,900
The Hanover Insurance Group, Inc. .......................................... 667,000 74,024
UMB Financial Corp. .................................................... 1,276,000 79,176
Walker & Dunlop, Inc. ................................................... 290,000 21,530
Wintrust Financial Corp. .................................................. 1,200,000 90,600
1,057,650
Ground Transportation (2.3%):
Marten Transport Ltd. .................................................... 3,183,000 62,737
Werner Enterprises, Inc. .................................................. 2,290,000 89,195
151,932
Health Care (4.3%):
Charles River Laboratories International, Inc.(a) ................................. 271,000 53,110
Chemed Corp. ......................................................... 96,000 49,891
ICU Medical, Inc.(a) .................................................... 475,000 56,530
Integer Holdings Corp.(a) ................................................. 1,030,000 80,783
Integra LifeSciences Holdings Corp.(a) ....................................... 1,095,000 41,818
282,132
Information Technology (11.8%):
Advanced Energy Industries, Inc. ........................................... 640,000 65,997
Ciena Corp.(a) ......................................................... 1,685,000 79,633
Cohu, Inc.(a) .......................................................... 2,135,000 73,529
Fabrinet(a) ............................................................ 395,000 65,815
Kulicke & Soffa Industries, Inc. ............................................. 1,620,000 78,781
Littelfuse, Inc. ......................................................... 290,000 71,723
NCR Corp.(a) ......................................................... 2,412,000 65,052
Perficient, Inc.(a) ....................................................... 785,000 45,420
Plexus Corp.(a) ........................................................ 265,000 24,640
Rogers Corp.(a) ........................................................ 505,000 66,392
ScanSource, Inc.(a)(b) ................................................... 1,470,000 44,556
Tower Semiconductor Ltd.(a) .............................................. 1,297,000 31,854
Verint Systems, Inc.(a) ................................................... 2,388,000 54,900
768,292
Machinery (8.4%):
Alamo Group, Inc. ...................................................... 260,000 44,944
Astec Industries, Inc.(b) .................................................. 1,460,000 68,781
Columbus McKinnon Corp. ............................................... 575,000 20,073
Crane Co. ............................................................ 630,000 55,969
Crane NXT Co. ........................................................ 810,000 45,012
Hillenbrand, Inc. ....................................................... 1,936,000 81,911
John Bean Technologies Corp. .............................................. 615,000 64,661
Kennametal, Inc. ....................................................... 2,181,500 54,276
Mueller Industries, Inc. ................................................... 590,000 44,344
Watts Water Technologies, Inc., Class A ....................................... 385,000 66,536
546,507
Materials (10.3%):
AdvanSix, Inc.(b) ....................................................... 1,608,000 49,977
Eagle Materials, Inc. ..................................................... 295,000 49,123
H.B. Fuller Co. ........................................................ 384,000 26,346
Ingevity Corp.(a) ....................................................... 880,000 41,897
Innospec, Inc. ......................................................... 850,000 86,870
Kaiser Aluminum Corp.(b) ................................................ 910,000 68,486

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Minerals Technologies, Inc. ................................................ 1,295,000 $ 70,914
Silgan Holdings, Inc. .................................................... 1,600,000 68,976
Sonoco Products Co. .................................................... 1,600,000 86,960
Summit Materials, Inc., Class A(a) .......................................... 1,850,000 57,609
TriMas Corp. .......................................................... 1,930,000 47,787
Worthington Industries, Inc. ............................................... 290,000 17,928
672,873
Professional Services (3.3%):
ASGN, Inc.(a) ......................................................... 645,000 52,684
CBIZ, Inc.(a) .......................................................... 560,000 29,064
ICF International, Inc. ................................................... 455,000 54,968
Maximus, Inc. ......................................................... 1,085,000 81,028
217,744
Real Estate (6.2%):
Apple Hospitality REIT, Inc. ............................................... 3,970,000 60,900
Colliers International Group, Inc. ........................................... 490,000 46,673
COPT Defense Properties ................................................. 2,810,000 66,962
Cushman & Wakefield PLC(a) ............................................. 3,145,000 23,965
First Industrial Realty Trust, Inc. ............................................ 990,000 47,114
Four Corners Property Trust, Inc. ............................................ 3,200,000 71,008
Rayonier, Inc. ......................................................... 2,965,000 84,384
401,006
Trading Companies & Distributors (2.7%):
Applied Industrial Technologies, Inc. ......................................... 270,000 41,745
Core & Main, Inc., Class A(a) .............................................. 2,400,000 69,240
McGrath RentCorp ...................................................... 646,000 64,755
175,740
Utilities (3.1%):
IDACORP, Inc. ........................................................ 686,000 64,244
MGE Energy, Inc. ...................................................... 589,000 40,352
Northwestern Energy Group, Inc. ........................................... 1,145,000 55,029
ONE Gas, Inc. ......................................................... 600,000 40,968
200,593
Total Common Stocks (Cost $5,891,088)
a
a
a
6,350,288
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF(c) .......................................... 500,000 67,775
Total Exchange-Traded Funds (Cost $63,401)
a
a
a
67,775
Collateral for Securities Loaned (1.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(d) ........ 26,678,570 26,679
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(d) ............ 26,678,570 26,679
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 26,678,570 26,678
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(d) . 26,678,570 26,678
Total Collateral for Securities Loaned (Cost $106,714)
a
a
a
106,714
Total Investments (Cost $6,061,203) — 100.1% 6,524,777
Liabilities in excess of other assets — (0.1)% (6,525)
NET ASSETS - 100.00% $ 6,518,252
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on September 30, 2023.

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Affiliated Holdings
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2023
Dividend
Income
AdvanSix, Inc. ............ $ 44,529 $ 11,543 $ — $ — $ — $ (6,095) $ 49,977 $ 230
AMERISAFE, Inc. ......... 54,386 — — — — (3,315) 51,071 347
Astec Industries, Inc. ....... 67,251 — (1,018) (198) — 2,746 68,781 192
Central Garden & Pet Co., Class
A .................... 86,228 2,864 (8,123) (300) — 9,534 90,203 —
Kaiser Aluminum Corp. ..... 60,536 4,929 — — — 3,021 68,486 650
Safety Insurance Group, Inc. .. 57,734 4,600 (139) (56) — (2,814) 59,325 785
ScanSource, Inc. .......... 43,778 — (313) (35) — 1,126 44,556 —
The E.W. Scripps Co., Class A . 49,181 — (1,201) (2,754) — (16,873) 28,353 —
Viad Corp. ............... 35,129 — (190) (141) — (738) 34,060 —
$ 498,752 $ 23,936 $ (10,984) $ (3,484) $ — $ (13,408)
$ 494,812
$ 2,204

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Floating Rate Fund
1
(Unaudited)
Security Description Shares Value
Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):(a)
Men's Wearhouse, Inc. ................................................... 51,299 $ 547,206
Health Care (0.0%):
Covis Parent SCA, Class A Shares (b) (c) ....................................... 10,030 —
Covis Parent SCA, Class B Shares (b) (c) ....................................... 10,030 —
Covis Parent SCA, Class C Shares (b) (c) ....................................... 10,030 —
Covis Parent SCA, Class D Shares (b) (c) ...................................... 10,030 —
Covis Parent SCA, Class E Shares (b) (c) ....................................... 10,030 —
—
Total Common Stocks (Cost $192,371) 547,206
Principal Amount
Senior Secured Loans (82.0%)
Communication Services (6.5%):
Cinemark USA, Inc., Term Loan, First Lien , 8 .99% ( SOFR03M + 375 bps ) , 5/31/30 (d) ...... $ 1,551,298 1,547,746
Cinemark USA, Inc., Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 5/31/30 (d) ...... 3,548,077 3,539,952
CSC Holdings LLC, Term Loan 2022, First Lien , 9 .83% ( SOFR01M + 450 bps ) , 1/18/28 (d) ... 7,964,987 7,533,524
Entercom Media Corp., New Term Loan, First Lien , 7 .87% ( SOFR03M + 250 bps ) , 11/17/24 (d) 14,706,476 6,238,781
Frontier Communications Corp., Refinancing Term Loans, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 10/8/27 (d) ........................................ 3,226,930 3,127,831
Intelsat Jackson Holdings SA, Term B loan, First Lien , 9 .62% ( SOFR03M + 425 bps ) , 2/1/29 (d) 13,476,752 13,433,896
Level 3 Financing, Inc., Tranche B 2027 Term Loans, First Lien , 7 .08% ( SOFR01M + 175 bps ) ,
3/1/27 (d) ......................................................... 7,925,000 7,471,294
Sinclair Television Group, Inc., Term Loan B-3, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
3/25/28 (d) ........................................................ 13,699,172 9,625,860
Telesat Canada, Term B-5 Loans, First Lien , 8 .17% ( SOFR03M + 275 bps ) , 11/22/26 (d) ..... 3,600,000 2,633,256
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 3/24/26 (d) ........................................ 7,095,855 7,072,793
62,224,933
Consumer Discretionary (24.1%):
Air Canada, Term Loan, First Lien , 8 .87% ( SOFR03M + 350 bps ) , 8/11/28 (d) ............. 13,777,826 13,774,933
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
8/17/28 (d) ........................................................ 13,967,839 13,921,327
Bally's Corp., Term B Facility Loans, First Lien , 8 .84% ( SOFR03M + 325 bps ) , 10/1/28 (d) ... 16,241,098 15,892,888
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 1/26/30 (d) ........................................ 10,040,273 10,034,048
Carnival Corp., 2021 Incremental Term B Advance, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
10/18/28 (d) ....................................................... 8,954,430 8,898,465
Carnival Corp., Initial Advance, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 8/8/27 (d) ........ 847,875 844,695
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien , 8 .87% ( SOFR03M + 350 bps ) ,
8/21/26 (d) ........................................................ 5,985,761 5,803,674
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
8/21/26 (d) ........................................................ 15,588 15,114
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .08%
( SOFR03M + 375 bps ) , 10/20/27 (d) ....................................... 12,374,856 12,803,397
Entain PLC, Facility B (USD) Loan, First Lien , 3/16/27 (e) ......................... 1,955,186 1,949,946
Eyemart Express LLC, Term B-1 Loan, First Lien , 8 .32% ( SOFR01M + 300 bps ) , 8/31/27 (d) .. 5,171,343 5,006,532
Gray Television, Inc., Term D Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/1/28 (d) .... 2,984,810 2,906,459
Great Outdoors Group LLC, Term B1, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/5/28 (d) ... 3,167,786 3,157,047
Hanesbrands, Inc., Initial Tranche B Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
3/8/30 (d) ......................................................... 4,079,500 3,987,711
Holley Purchaser, Inc., Initial Term Loan, First Lien , 9 .18% ( SOFR01M + 375 bps ) , 11/10/28 (d) 5,775,134 5,565,785
Holley Purchaser, Inc., Initial Term Loan, First Lien , 8 .99% ( SOFR03M + 375 bps ) , 11/10/28 (d) 480,194 462,787
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
4/4/29 (d) ......................................................... 10,895,063 10,273,172
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 5/1/26 (d) ......................................... 4,689,535 4,190,100
iHeartCommunications, Inc., Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 5/1/26 (d) . 11,524,463 10,330,298
Jo-Ann Stores LLC, Term B-1 Loan, First Lien , 10 .10% ( SOFR03M + 475 bps ) , 6/30/28 (d) ... 18,120,175 5,707,855

Victory Portfolios
Victory Floating Rate Fund
2
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
McGraw Hill Education, Inc., Initial Term Loan, First Lien , 10 .08% ( SOFR01M + 475 bps ) ,
7/30/28 (d) ........................................................ $ 9,420,561 $ 9,218,396
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .49% ( SOFR03M + 325 bps ) ,
2/25/28 (d) ........................................................ 9,723,588 9,602,043
PetSmart, Inc., Initial Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 2/12/28 (d) ..... 4,542,527 4,523,857
Rising Tide Holdings, Inc., 2023 Term Loan, First Lien , 13 .66% ( SOFR03M + 825 bps ) ,
3/11/24 (d) ........................................................ 3,272,218 2,944,996
Scientific Games International, Inc., Initial Term B Loans, First Lien , 8 .33%
( SOFR01M + 300 bps ) , 4/14/29 (d) ........................................ 8,909,887 8,898,749
Station Casinos LLC, Term B-1 Facility Loans, First Lien , 7 .58% ( SOFR01M + 225 bps ) ,
2/8/27 (d) ......................................................... 12,411,081 12,374,469
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .49% ( SOFR03M + 425 bps ) , 4/15/28 (d) . 10,104,535 9,199,674
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien , 8 .16% ( SOFR03M + 275 bps ) ,
3/3/30 (d) ......................................................... 13,409,981 13,397,778
United Airlines, Inc., Class B Term Loans, First Lien , 9 .07% ( SOFR01M + 375 bps ) , 4/21/28 (d) 6,069,880 6,071,276
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .32% ( SOFR01M + 300 bps ) , 12/11/26 (d) 20,471,787 20,019,770
231,777,241
Consumer Staples (2.5%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .80% ( SOFR03M + 350 bps ) ,
10/8/27 (d) ........................................................ 6,542,532 6,534,354
Anchor Packaging LLC, Initial Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
7/18/26 (d) ........................................................ 6,798,350 6,723,976
B&G Foods, Inc., Tranche B-4 Term Loan, First Lien , 7 .83% ( SOFR01M + 250 bps ) ,
10/10/26 (d) ....................................................... 7,000,000 6,909,560
First Brands Group LLC, 2021 Term Loans, First Lien , 10 .45% ( SOFR06M + 500 bps ) ,
3/24/27 (d) ........................................................ 4,360,116 4,294,715
24,462,605
Energy (2.6%):
Delek U.S. Holdings, Inc., TLB, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 11/19/29 (d) ...... 12,914,937 12,803,611
Traverse Midstream Partners LLC, Advance, First Lien , 9 .12% ( SOFR03M + 375 bps ) ,
9/27/24 (d) ........................................................ 12,561,234 12,525,937
25,329,548
Financials (23.3%):
19th Holdings Golf LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
1/27/29 (d) ........................................................ 7,773,255 7,553,038
ACProducts, Inc., Initial Term Loans, First Lien , 9 .49% ( SOFR03M + 425 bps ) , 5/17/28 (d) ... 11,441,781 9,407,661
Acrisure LLC, Term Loan B 2020, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 2/15/27 (d) ..... 3,101,592 3,053,952
Arches Buyer, Inc., New Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 12/6/27 (d) .... 4,500,000 4,398,750
Arsenal AIC Parent LLC, Term B Loan, First Lien , 9 .88% ( SOFR03M + 450 bps ) , 7/27/30 (d) . 4,500,000 4,486,860
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien , 14 .38% ( SOFR03M + 900 bps ) ,
5/15/26 (d) ........................................................ 3,000,000 600,000
Chariot  Buyer LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 11/3/28 (d) . 4,848,105 4,768,547
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien , 9 .51% ( SOFR01M + 418 bps ) ,
4/13/29 (d) ........................................................ 3,915,351 3,857,756
Constellation Renewables LLC , 7 .92% ( SOFR03M + 250 bps ) , 12/15/27 (d) .............. 2,000,000 1,992,140
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien , 11 .74% ( SOFR03M + 650 bps ) ,
2/14/27 (d) ........................................................ 12,339,005 8,760,694
CP Altas Buyer, Inc., Term B Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 11/23/27 (d) ... 4,355,951 4,099,124
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien , 9 .17%
( SOFR03M + 375 bps ) , 3/31/26 (d) ........................................ 17,164,544 14,214,474
Diamond Sports Group LLC, Term Loan Second Lien, Second Lien , 10 .58%
( SOFR01M + 525 bps ) , 8/24/26 (d) (f) ...................................... 19,801,150 386,122
Diamond Sports Group LLC, Term Loan, First Lien , 15 .33% ( SOFR01M + 1000 bps ) ,
5/25/26 (d) ........................................................ 1,448,737 729,192
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
1/27/29 (d) ........................................................ 17,190,233 16,996,843
GIP Pilot Acquisition Partners LP, TL, First Lien , 9/15/30 (e) ........................ 3,250,000 3,237,812
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .89% ( SOFR03M + 350 bps ) ,
2/9/29 (d) ......................................................... 8,825,377 8,580,473
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
2/9/30 (d) ......................................................... 6,957,401 6,896,523

Victory Portfolios
Victory Floating Rate Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Innio North America Holding, Inc., Facility B USD, First Lien , 8 .04% ( LIBOR06M + 275 bps ) ,
11/6/25 (d) ........................................................ $ 8,688,544 $ 8,610,347
ITT Holdings LLC, Initial Term Loans, First Lien , 8 .08% ( SOFR01M + 275 bps ) , 7/8/28 (d) ... 4,979,683 4,966,188
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/23/28 (d) ....................................................... 23,088,750 5,387,298
LBM Acquisition LLC, Initial Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 12/17/27 (d) 11,200,219 10,913,830
LSF11 A5 Holdco LLC, Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 10/15/28 (d) .. 6,020,707 5,871,694
MajorDrive Holdings IV LLC, Initial Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
6/1/28 (d) ......................................................... 1,994,898 1,973,712
Mileage Plus Holdings LLC, Initial Term Loan, First Lien , 10 .65% ( SOFR03M + 525 bps ) ,
6/20/27 (d) ........................................................ 14,029,605 14,557,259
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien , 10 .30% ( SOFR03M + 500 bps ) ,
4/11/29 (d) ........................................................ 6,109,688 5,486,011
NorthRiver Midstream Finance LP, Term B, First Lien , 8 .33% ( SOFR03M + 300 bps ) ,
10/1/25 (d) ........................................................ 8,136,500 8,105,988
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien , 9 .74% ( SOFR03M + 450 bps ) ,
4/29/29 (d) ........................................................ 9,432,312 9,353,175
Park River Holdings, Inc., Initial Term Loans, First Lien , 8 .52% ( LIBOR06M + 325 bps ) ,
1/20/28 (d) ........................................................ 4,274,873 4,119,439
Peraton Corp., Term B Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 2/1/28 (d) .......... 5,046,505 5,030,759
Rand Parent LLC, Term B Loans, First Lien , 9 .49% ( SOFR03M + 425 bps ) , 2/9/30 (d) ....... 2,985,000 2,889,241
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien , 13 .24%
( SOFR03M + 800 bps ) , 2/15/26 (d) ........................................ 4,000,000 800,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien , 8 .74% ( SOFR03M + 350 bps ) ,
2/28/25 (d) ........................................................ 6,255,192 3,132,788
Sparta U.S. Holdco LLC, Initial Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
4/30/28 (d) ........................................................ 3,930,000 3,910,350
SWF Holdings Corp. I, Initial Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) , 10/6/28 (d) 7,686,259 6,520,484
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien , 14 .47%
( SOFR03M + 900 bps ) , 5/28/27 (d) ........................................ 3,000,000 2,557,500
Virgin Media Bristol LLC, N Facility, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 1/31/28 (d) ... 3,000,000 2,910,390
Whitewater Whistler Holdings, Initial Term Loan, First Lien , 1/25/30 (e) ................ 5,486,250 5,490,804
WP CPP Holdings LLC, Term Loans, First Lien , 9 .12% ( SOFR03M + 375 bps ) , 4/30/25 (d) ... 7,655,643 7,183,137
223,790,355
Health Care (6.7%):
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien , 9 .62%
( SOFR03M + 425 bps ) , 3/14/25 (d) ........................................ 2,115,775 1,468,707
Air Methods Corp., Initial Term Loans, First Lien , 8 .69% ( LIBOR03M + 350 bps ) , 4/21/24 (d) . 17,350,304 5,020,831
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
3/23/25 (d) ........................................................ 8,409,685 8,241,491
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien , 10 .57%
( SOFR01M + 525 bps ) , 1/27/27 (d) ........................................ 8,038,042 6,519,736
Envision Healthcare Corp., Third Out Term Loans, First Lien , 8 .99% ( SOFR03M + 375 bps ) ,
3/31/27 (d) (f) ...................................................... 3,913,425 5,870
Global Medical Response, Inc., 2020 Term Loan, First Lien , 9 .52% ( SOFR03M + 425 bps ) ,
10/2/25 (d) ........................................................ 5,742,573 3,979,603
Lifepoint Health, Inc., Term B Loans, First Lien , 9 .12% ( SOFR03M + 375 bps ) , 11/16/25 (d) .. 2,968,576 2,958,691
LifeScan Global Corp., Term Loan, First Lien , 11 .65% ( SOFR06M + 650 bps ) , 12/31/26 (d) ... 12,868,050 10,144,270
LifeScan Global Corp., Term Loan, Second Lien , 14 .57% ( SOFR06M + 950 bps ) , 6/19/25 (d) .. 3,750,000 2,250,000
Radiology Partners, Inc., Term Loan New, First Lien , 9 .75% ( SOFR06M + 425 bps ) , 7/9/25 (d) . 7,156,678 5,362,642
Rising Tide Holdings, Inc. , 3/11/24 (e) ........................................ 241,726 543,884
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .58%
( SOFR01M + 525 bps ) , 2/2/27 (d) ......................................... 10,208,876 7,707,701
U.S. Renal Care, Inc., SOFR TRM C, First Lien , 10 .35% ( SOFR03M + 500 bps ) , 6/28/28 (d) .. 10,852,007 7,171,332
Upstream Rehabilitation, August 2021 Incremental TL, First Lien , 9 .49%
( SOFR03M + 425 bps ) , 11/20/26 (d) ....................................... 2,892,704 2,768,318
64,143,076
Industrials (13.3%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 10 .08% ( SOFR03M + 475 bps ) ,
4/20/28 (d) ........................................................ 16,467,420 16,944,975
Avis Budget Car Rental LLC, Tranche C Term Loan, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
3/16/29 (d) ........................................................ 2,955,000 2,949,474

Victory Portfolios
Victory Floating Rate Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
AZZ, Inc., Initial Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 5/6/29 (d) .......... $ 4,321,368 $ 4,324,955
Cengage Learning, Inc., Term B Loan, First Lien , 10 .32% ( SOFR03M + 475 bps ) , 7/14/26 (d) .. 5,475,879 5,443,023
Chart Industries, Inc. , 3/17/30 (e) ............................................ 2,739,993 2,739,993
CommScope, Inc., Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 4/6/26 (d) .... 2,969,032 2,703,304
Cornerstone Building Brands, Inc., New Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
4/12/28 (d) ........................................................ 7,430,411 7,230,756
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien , 7 .83% ( SOFR01M + 250 bps ) ,
3/31/27 (d) ........................................................ 10,735,731 10,699,015
Graham Packaging Co., Inc., New Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
8/4/27 (d) ......................................................... 9,429,000 9,403,730
Harsco Corp., Term B-3 Loans, First Lien , 7 .58% ( SOFR01M + 225 bps ) , 3/10/28 (d) ........ 3,933,780 3,878,471
Hertz Corp., Initial Term B Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 6/30/28 (d) ..... 14,861,604 14,838,866
Hertz Corp., Initial Term C Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 6/30/28 (d) ...... 2,865,310 2,860,926
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 7/25/30 (d) ........................................ 4,000,000 3,981,240
Madison IAQ LLC, Initial Term Loans, First Lien , 8 .57% ( SOFR01M + 325 bps ) , 6/16/28 (d) .. 6,068,267 5,960,556
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
6/4/28 (d) ......................................................... 10,175,561 10,061,086
Titan Acquisition Ltd., Initial Term Loan, First Lien , 8 .73% ( LIBOR06M + 300 bps ) , 3/28/25 (d) 6,060,305 6,004,247
Transdigm, Inc., Tranche I Term Loans, First Lien , 8 .49% ( SOFR03M + 325 bps ) , 8/24/28 (d) .. 5,322,735 5,321,883
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien , 9 .54%
( LIBOR03M + 400 bps ) , 9/17/28 (d) ....................................... 5,934,048 5,905,209
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 10/19/27 (d) ....................................... 6,208,316 6,191,367
127,443,076
Information Technology (1.9%):
TIBCO Software, Inc., Dollar Term B Loan, First Lien , 9 .74% ( SOFR03M + 450 bps ) ,
3/20/29 (d) ........................................................ 14,191,219 13,626,550
UKG, Inc., Incremental Term Loans, First Lien , 8 .52% ( SOFR03M + 325 bps ) , 5/3/26 (d) ..... 4,987,310 4,969,156
18,595,706
Materials (0.5%):
Albaugh LLC, Initial Term Loans, First Lien , 9 .12% ( SOFR03M + 375 bps ) , 5/2/29 (d) ...... 1,128,856 1,097,812
WireCo WorldGroup, Inc., Initial Term Loan, First Lien , 9 .58% ( SOFR01M + 425 bps ) ,
11/13/28 (d) ....................................................... 3,875,480 3,865,791
4,963,603
Real Estate (0.6%):
RealPage, Inc., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 4/22/28 (d) ...... 5,984,733 5,909,924
Total Senior Secured Loans (Cost $893,053,518) 788,640,067
Corporate Bonds (12.6%)
Communication Services (1.6%):
Audacy Capital Corp. , 6 .50% , 5/1/27 , Callable 10/23/23 @ 103.25 (g) ................. 3,000,000 53,344
Cumulus Media New Holdings, Inc. , 6 .75% , 7/1/26 , Callable 11/6/23 @ 101.69 (g) ........ 3,847,000 2,914,598
iHeartCommunications, Inc. , 8 .38% , 5/1/27 , Callable 10/23/23 @ 102.09 ............... 1,500,000 1,075,327
Outfront Media Capital LLC/Outfront Media Capital Corp. , 4 .25% , 1/15/29 , Callable 1/15/24
@ 102.13 (g) ...................................................... 1,250,000 990,260
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (g) ............ 5,850,000 3,138,712
Sirius XM Radio, Inc. , 3 .88% , 9/1/31 , Callable 9/1/26 @ 101.94 (g) ................... 6,750,000 5,112,385
TEGNA, Inc. , 5 .00% , 9/15/29 , Callable 9/15/24 @ 102.5 .......................... 2,875,000 2,414,258
15,698,884
Consumer Discretionary (3.7%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 3/1/24 @
102.69 (g) ........................................................ 6,000,000 5,337,512
Caesars Entertainment, Inc. , 8 .13% , 7/1/27 , Callable 11/6/23 @ 104.06 (g) .............. 6,050,000 6,078,969
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (g) .......................... 2,875,000 2,455,112
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (g) .......... 4,000,000 4,287,398
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 7/15/24 @ 102.63 (g) .................. 3,500,000 3,107,526
Life Time, Inc. , 8 .00% , 4/15/26 , Callable 11/6/23 @ 104 (g) ......................... 1,500,000 1,470,870

Victory Portfolios
Victory Floating Rate Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (g) ........... $ 3,500,000 $ 3,469,094
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 ............. 4,000,000 3,284,538
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (g) ........................................................... 6,500,000 6,174,204
35,665,223
Energy (3.3%):
Apache Corp. , 5 .10% , 9/1/40 , Callable 3/1/40 @ 100 ............................. 4,000,000 3,183,842
Callon Petroleum Co.
8 .00% , 8/1/28 , Callable 8/1/24 @ 104 (g) .................................. 4,500,000 4,505,521
7 .50% , 6/15/30 , Callable 6/15/25 @ 103.75 (g) .............................. 3,500,000 3,393,561
Comstock Resources, Inc.
6 .75% , 3/1/29 , Callable 3/1/24 @ 103.38 (g) ................................ 2,005,000 1,844,867
5 .88% , 1/15/30 , Callable 1/15/25 @ 102.94 (g) .............................. 6,500,000 5,620,037
New Fortress Energy, Inc. , 6 .50% , 9/30/26 , Callable 11/6/23 @ 103.25 (g) .............. 1,000,000 919,811
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 11/6/23 @ 103 ....... 6,258,000 5,897,250
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 7/1/24 @ 102.94 (g) .......... 4,000,000 3,765,923
Talos Production, Inc. , 12 .00% , 1/15/26 , Callable 10/23/23 @ 106 .................... 2,130,000 2,220,175
31,350,987
Financials (1.3%):
Compass Group Diversified Holdings LLC , 5 .25% , 4/15/29 , Callable 4/15/24 @ 102.63 (g) .. 3,000,000 2,622,998
Gray Escrow II, Inc. , 5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (g) ................. 4,000,000 2,610,738
GTCR W-2 Merger Sub LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (g) ............ 1,000,000 1,001,265
Neptune Bidco US, Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (g) ............... 1,250,000 1,132,886
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. , 5 .88% , 9/1/31 , Callable
9/1/26 @ 102.98 (g) ................................................. 6,500,000 4,811,863
12,179,750
Health Care (1.1%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 2/1/24 @ 103.06 (g) ................. 1,800,000 1,126,769
CHS/Community Health Systems, Inc.
6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (g) ................................ 4,500,000 2,306,912
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (g) .............................. 1,000,000 761,905
LifePoint Health, Inc. , 5 .38% , 1/15/29 , Callable 1/15/24 @ 102.69 (g) ................. 300,000 209,943
Radiology Partners, Inc. , 9 .25% , 2/1/28 , Callable 11/6/23 @ 104.63 (g) ................. 3,200,000 1,290,303
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. , 9 .75% , 12/1/26 , Callable
11/6/23 @ 102.44 (g) ................................................ 2,000,000 1,940,396
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 10/23/23 @ 100 (g) ............... 3,333,000 2,586,603
10,222,831
Industrials (1.0%):
American Airlines, Inc. , 11 .75% , 7/15/25 (g) .................................... 1,320,000 1,419,000
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/1/24 @ 103.25 (g) ..................... 1,750,000 1,496,254
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (g) .................... 3,650,000 3,375,708
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (g) ...................... 3,200,000 2,508,747
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (g) ............... 1,450,000 1,224,128
10,023,837
Information Technology (0.4%):
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (g) ............. 4,000,000 3,516,707
Materials (0.2%):
The Scotts Miracle-Gro Co.
4 .00% , 4/1/31 , Callable 4/1/26 @ 102 .................................... 2,000,000 1,538,855
4 .38% , 2/1/32 , Callable 8/1/26 @ 102.19 .................................. 790,000 596,659
2,135,514
Total Corporate Bonds (Cost $134,753,247) 120,793,733
Yankee Dollars (1.1%)
Consumer Discretionary (0.5%):
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 2/15/24 @ 102.81 (g) ....... 5,125,000 4,681,928

Victory Portfolios
Victory Floating Rate Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Industrials (0.6%):
Bombardier, Inc. , 7 .88% , 4/15/27 , Callable 11/6/23 @ 101.97 (g) ..................... $ 6,000,000 $ 5,853,484
Total Yankee Dollars (Cost $10,348,814) 10,535,412
U.S. Treasury Obligations (1.9%)
U.S. Treasury Bills , 5 .36% , 10/3/23 (h) ........................................ 18,000,000 17,997,368
Total U.S. Treasury Obligations (Cost $17,994,750) 17,997,368
Total Investments (Cost $1,056,342,700) — 97.6% 938,513,786
Other assets in excess of liabilities — 2.4% 23,110,008
NET ASSETS - 100.00% $ 961,623,794
At September 30, 2023, the Fund's investments in foreign securities were 9.5% of net assets.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(d) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$111,118,241 and amounted to 11.6% of net assets.
(h) Rate represents the effective yield at September 30, 2023.
bps
—
Basis points
LIBOR
—
London Interbank Offered Rate
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
LIBOR06M
—
6 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory High Income Municipal Bond
7
(Unaudited)
Security Description Principal Amount Value
Municipal Bonds (98.2%)
Arizona (7.7%):
Arizona IDA Revenue
4 .00% , 7/15/51 , Continuously Callable @100 (a) ............................. $ 500,000 $ 341,887
4 .00% , 12/15/51 , Continuously Callable @100 (a) ............................ 700,000 466,009
La Paz County IDA Revenue , 4 .00% , 2/15/51 , Continuously Callable @100 ............. 280,000 217,003
Maricopa County IDA Revenue AMT , 4 .00% , 10/15/47 , Continuously Callable @104 (a) .... 500,000 401,257
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 500,000 349,116
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 250,000 246,418
The IDA of the City of Phoenix Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 (a) .. 1,000,000 694,809
2,716,499
California (0.4%):
California County Tobacco Securitization Agency Revenue , Series B-1 , 5 .00% , 6/1/49 ,
Continuously Callable @100 ........................................... 135,000 134,962
Delaware (0.9%):
Delaware State Economic Development Authority Revenue , 4 .00% , 6/1/52 , Continuously
Callable @100 ..................................................... 500,000 328,935
Florida (7.1%):
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... 250,000 230,242
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 3 .00% , 8/15/50 , Continuously Callable @100 ......................... 1,000,000 658,329
Florida Development Finance Corp. Revenue
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500,000 355,559
5 .25% , 10/1/56 , Continuously Callable @100 (a) ............................. 500,000 434,740
Pinellas County Educational Facilities Authority Revenue , Series A , 4 .00% , 6/1/46 ,
Continuously Callable @100 (a) ......................................... 500,000 339,172
Seminole County IDA Revenue , 4 .00% , 6/15/56 , Continuously Callable @100 (a) ......... 705,000 467,097
2,485,139
Georgia (2.6%):
The Burke County Development Authority Revenue , Series 1S , 3 .30% , 11/1/48 , Continuously
Callable @100 (b) ................................................... 900,000 900,000
Illinois (8.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 6 .00% , 4/1/46 ,
Continuously Callable @100 ........................................... 1,500,000 1,532,489
Chicago O'Hare International Airport Revenue AMT , 4 .63% , 1/1/53 , Continuously Callable
@100 ........................................................... 500,000 457,438
City of Chicago, GO , Series A , 5 .50% , 1/1/49 , Continuously Callable @100 ............. 1,000,000 1,006,603
2,996,530
Indiana (3.9%):
Indiana Finance Authority Revenue
4 .13% , 12/1/26 .................................................... 1,000,000 974,393
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 ......................... 500,000 409,428
1,383,821
Iowa (1.8%):
Iowa Finance Authority Revenue
Series A , 5 .00% , 5/15/48 , Continuously Callable @100 ........................ 500,000 358,343
Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 ...................... 500,000 284,592
642,935
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (a) ......................................... 200,000 188,199
Kentucky (1.3%):
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 500,000 447,032
Maryland (0.4%):
Maryland Economic Development Corp. Revenue , 4 .25% , 7/1/50 , Continuously Callable
@100 ........................................................... 200,000 157,337

Victory Portfolios
Victory High Income Municipal Bond
8
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
4 .00% , 10/1/32 , Continuously Callable @104 (a) ............................. $ 300,000 $ 260,571
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 250,000 227,729
488,300
Minnesota (0.8%):
City of Woodbury Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ............... 400,000 265,221
Missouri (1.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (a) ......................................... 500,000 420,234
New Hampshire (1.0%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/51 , Continuously Callable
@103 ........................................................... 500,000 354,683
New Jersey (4.3%):
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank) ,
Series A2 , 5 .50% , 7/1/35 , Continuously Callable @100 (b) ...................... 400,000 400,000
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (c) ................................................ 1,500,000 697,341
Series BB , 3 .50% , 6/15/46 , Continuously Callable @100 ...................... 500,000 396,032
1,493,373
New Mexico (2.2%):
New Mexico Hospital Equipment Loan Council Revenue , Series LA , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 500,000 381,881
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 500,000 393,783
775,664
New York (10.8%):
Build NYC Resource Corp. Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 500,000 329,288
5 .75% , 6/1/52 , Continuously Callable @100 (a) ............................. 250,000 236,959
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250,000 236,056
Series A , 5 .00% , 6/15/51 , Continuously Callable @100 (a) ...................... 100,000 76,912
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (d) ........................... 365,000 382,208
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 500,000 414,076
Monroe County Industrial Development Corp. Revenue , 5 .00% , 12/1/46 , Continuously
Callable @100 ..................................................... 600,000 553,420
New York State Dormitory Authority Revenue
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 1,000,000 841,249
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 200,000 165,838
Onondaga Civic Development Corp. Revenue , 5 .00% , 10/1/40 , Continuously Callable @100 . 250,000 213,291
Western Regional Off-Track Betting Corp. Revenue , 4 .13% , 12/1/41 , Continuously Callable
@100 (a) ......................................................... 500,000 350,909
3,800,206
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue , 5 .00% , 10/1/50 , Continuously Callable
@103 ........................................................... 250,000 193,567
North Dakota (2.5%):
City of Grand Forks Revenue , 5 .00% , 12/1/36 , Continuously Callable @100 ............ 1,000,000 873,656
Ohio (2.3%):
County of Hardin Revenue , 5 .50% , 5/1/50 , Continuously Callable @103 ............... 500,000 392,638
Northeast Ohio Medical University Revenue , Series A , 4 .00% , 12/1/45 , Continuously Callable
@100 ........................................................... 225,000 177,599
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 250,000 249,922
820,159
Oregon (1.9%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/52 , Continuously Callable @102 ....................... 500,000 405,097
Series A , 5 .38% , 11/15/55 , Continuously Callable @102 ....................... 100,000 84,811

Victory Portfolios
Victory High Income Municipal Bond
9
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@103 ........................................................... $ 250,000 $ 178,090
667,998
Pennsylvania (4.0%):
Bucks County IDA Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 .............. 500,000 394,924
Chester County IDA Revenue , 6 .00% , 10/15/52 , Continuously Callable @100 (a) ......... 500,000 461,150
Pennsylvania Economic Development Financing Authority Revenue AMT , 9 .00% , 4/1/51 , (Put
Date 4/13/28) (a) (d) ................................................. 500,000 548,884
1,404,958
South Carolina (5.1%):
County of Lancaster Special Assessment , Series 2016 A-1 , 5 .00% , 12/1/37 , Continuously
Callable @100 ..................................................... 1,675,000 1,561,092
County of Richland Special Assessment , 3 .63% , 11/1/31 , Continuously Callable @103 (a) ... 290,000 228,849
1,789,941
Texas (4.6%):
City of Houston Texas Airport System Revenue AMT , Series C , 4 .00% , 7/15/41 , Continuously
Callable @100 ..................................................... 750,000 622,103
Texas Private Activity Bond Surface Transportation Corp. Revenue AMT , Series 2013 , 7 .00% ,
12/31/38 , Continuously Callable @100 ................................... 1,000,000 1,001,305
1,623,408
Utah (5.6%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 250,000 185,479
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 250,000 160,920
Utah Charter School Finance Authority Revenue
2 .75% , 4/15/50 , Continuously Callable @100 ............................... 525,000 303,873
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 250,000 233,264
Utah Infrastructure Agency Revenue , Series A , 5 .38% , 10/15/40 , Continuously Callable @100 1,150,000 1,089,473
1,973,009
Vermont (4.3%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 500,000 377,907
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 750,000 650,167
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 500,000 482,461
1,510,535
West Virginia (2.9%):
Monongalia County Commission Excise Tax District Revenue , Series 2017 A , 5 .75% , 6/1/43 ,
Continuously Callable @100 (a) ......................................... 1,000,000 1,010,189
Wisconsin (7.6%):
Public Finance Authority Revenue
4 .00% , 4/1/52 , Continuously Callable @100 (a) ............................. 500,000 347,542
5 .88% , 6/1/52 , Continuously Callable @100 (a) ............................. 250,000 223,981
Series A , 4 .25% , 12/1/51 , Continuously Callable @100 (a) ...................... 500,000 337,055
Series A , 5 .25% , 3/1/55 , Continuously Callable @100 (a) ....................... 500,000 389,143
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (a) ....................... 500,000 370,423
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 500,000 351,870
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 500,000 328,425
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500,000 315,843
2,664,282
Total Municipal Bonds (Cost $42,488,565) 34,510,772
Total Investments (Cost $42,488,565) — 98.2% 34,510,772
Other assets in excess of liabilities — 1.8% 634,547
NET ASSETS - 100.00% $ 35,145,319
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$12,289,718 and amounted to 35.0% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Victory Portfolios
Victory High Income Municipal Bond
10
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
(c) Zero-coupon bond.
(d) Put Bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory High Yield Fund
11
(Unaudited)
Security Description Shares Value
Common Stocks (0.3%)
Communication Services (0.1%):
Altice USA, Inc. , Class A (a) ............................................... 38,825 $ 126,958
iHeartMedia, Inc. , Class A (a) .............................................. 30,500 96,380
223,338
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc. ................................................... 31,563 336,682
Health Care (0.0%):
Covis Parent SCA, Class A Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class B Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class C Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class D Shares (a) (b) ...................................... 1,622 —
Covis Parent SCA, Class E Shares (a) (b) ....................................... 1,622 —
—
Total Common Stocks (Cost $820,358) 560,020
Principal Amount
Senior Secured Loans (13.1%)
Communication Services (1.3%):
Intelsat Jackson Holdings SA, Term B loan, First Lien , 9 .62% ( SOFR03M + 425 bps ) , 2/1/29 (c) $ 2,574,604 2,566,417
Consumer Discretionary (5.2%):
Carnival Corp., Initial Advance, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 8/8/27 (c) ........ 648,375 645,944
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien , 8 .87% ( SOFR03M + 350 bps ) ,
8/21/26 (c) ........................................................ 1,535,675 1,488,960
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
8/21/26 (c) ........................................................ 3,999 3,878
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .08%
( SOFR03M + 375 bps ) , 10/20/27 (c) ....................................... 1,959,200 2,027,047
Jo-Ann Stores LLC, Term B-1 Loan, First Lien , 10 .10% ( SOFR03M + 475 bps ) , 6/30/28 (c) ... 1,554,737 489,742
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .49% ( SOFR03M + 325 bps ) ,
2/25/28 (c) ........................................................ 1,374,297 1,357,118
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .49% ( SOFR03M + 425 bps ) , 4/15/28 (c) .. 930,198 846,899
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien , 8 .16% ( SOFR03M + 275 bps ) ,
3/3/30 (c) ......................................................... 1,250,000 1,248,862
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .32% ( SOFR01M + 300 bps ) , 12/11/26 (c) 2,014,435 1,969,956
10,078,406
Energy (0.9%):
Traverse Midstream Partners LLC, Advance, First Lien , 9 .12% ( SOFR03M + 375 bps ) ,
9/27/24 (c) ........................................................ 1,703,690 1,698,903
Financials (2.9%):
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien , 11 .74% ( SOFR03M + 650 bps ) ,
2/14/27 (c) ........................................................ 1,996,016 1,417,171
Diamond Sports Group LLC, Term Loan Second Lien, Second Lien , 10 .58%
( SOFR01M + 525 bps ) , 8/24/26 (c) (d) ...................................... 7,004,250 136,583
Diamond Sports Group LLC, Term Loan, First Lien , 15 .33% ( SOFR01M + 1000 bps ) ,
5/25/26 (c) ........................................................ 519,695 261,578
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
1/27/29 (c) ........................................................ 2,984,848 2,951,269
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/23/28 (c) ....................................................... 3,930,000 916,987
5,683,588
Health Care (2.3%):
Air Methods Corp., Initial Term Loans, First Lien , 8 .69% ( LIBOR03M + 350 bps ) , 4/21/24 (c) . 1,928,205 557,984
Envision Healthcare Corp., Third Out Term Loans, First Lien , 8 .99% ( SOFR03M + 375 bps ) ,
3/31/27 (c) (d) ...................................................... 858,207 1,287
LifeScan Global Corp., Term Loan, First Lien , 11 .65% ( SOFR06M + 650 bps ) , 12/31/26 (c) ... 2,315,660 1,825,504
Radiology Partners, Inc., Term Loan New, First Lien , 9 .75% ( SOFR06M + 425 bps ) , 7/9/25 (c) . 1,506,816 1,129,087

Victory Portfolios
Victory High Yield Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .58%
( SOFR01M + 525 bps ) , 2/2/27 (c) ......................................... $ 1,270,003 $ 958,853
4,472,715
Industrials (0.5%):
Cengage Learning, Inc., Term B Loan, First Lien , 10 .32% ( SOFR03M + 475 bps ) , 7/14/26 (c) .. 1,000,000 994,000
Total Senior Secured Loans (Cost $36,441,838) 25,494,029
Corporate Bonds (69.8%)
Communication Services (8.5%):
AMC Networks, Inc. , 4 .75% , 8/1/25 , Callable 11/6/23 @ 100 ....................... 1,000,000 922,140
Audacy Capital Corp.
6 .50% , 5/1/27 , Callable 10/23/23 @ 103.25 (e) .............................. 3,500,000 62,235
6 .75% , 3/31/29 , Callable 3/31/24 @ 103.38 (e) (f) ............................ 4,200,000 78,999
CSC Holdings LLC , 6 .50% , 2/1/29 , Callable 2/1/24 @ 103.25 (e) ..................... 2,800,000 2,320,419
Cumulus Media New Holdings, Inc. , 6 .75% , 7/1/26 , Callable 11/6/23 @ 101.69 (e) (f) ...... 2,635,000 1,996,352
Gray Television, Inc. , 7 .00% , 5/15/27 , Callable 10/16/23 @ 103.5 (e) .................. 1,000,000 857,881
iHeartCommunications, Inc. , 8 .38% , 5/1/27 , Callable 10/23/23 @ 102.09 (f) ............. 1,635,000 1,172,107
Nexstar Media, Inc. , 5 .63% , 7/15/27 , Callable 10/16/23 @ 102.81 (e) .................. 250,000 222,546
Outfront Media Capital LLC/Outfront Media Capital Corp. , 4 .25% , 1/15/29 , Callable 1/15/24
@ 102.13 (e) ...................................................... 2,375,000 1,881,493
Scripps Escrow II, Inc. , 5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (e) (f) ............... 2,600,000 1,626,182
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (e) (f) .......... 3,500,000 1,877,862
Sirius XM Radio, Inc. , 3 .88% , 9/1/31 , Callable 9/1/26 @ 101.94 (e) ................... 2,900,000 2,196,432
TEGNA, Inc. , 5 .00% , 9/15/29 , Callable 9/15/24 @ 102.5 (f) ......................... 1,500,000 1,259,613
16,474,261
Consumer Discretionary (18.3%):
Academy Ltd. , 6 .00% , 11/15/27 , Callable 11/15/23 @ 103 (e) ........................ 1,800,000 1,695,795
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 3/1/24 @
102.69 (e) (f) ....................................................... 3,000,000 2,668,756
Beazer Homes USA, Inc. , 5 .88% , 10/15/27 , Callable 10/23/23 @ 101.96 ............... 3,000,000 2,741,338
Caesars Entertainment, Inc. , 8 .13% , 7/1/27 , Callable 11/6/23 @ 104.06 (e) .............. 3,755,000 3,772,980
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (e) .......................... 1,000,000 853,952
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (e) .......... 2,470,000 2,647,468
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 7/15/24 @ 102.63 (e) (f) ................. 2,625,000 2,330,645
Hanesbrands, Inc. , 4 .88% , 5/15/26 , Callable 2/15/26 @ 100 (e) (f) ..................... 1,000,000 918,582
LBM Acquisition LLC , 6 .25% , 1/15/29 , Callable 1/15/24 @ 103.13 (e) ................. 1,750,000 1,435,482
Life Time, Inc.
5 .75% , 1/15/26 , Callable 11/6/23 @ 102.88 (e) .............................. 2,125,000 2,056,822
8 .00% , 4/15/26 , Callable 11/6/23 @ 104 (e) ................................ 500,000 490,290
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 2/15/24 @ 103.88 (e) ..... 1,100,000 1,025,461
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (e) ........... 2,500,000 2,477,924
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (e) ................................................. 2,000,000 1,725,944
Scientific Games International, Inc , 7 .00% , 5/15/28 , Callable 11/6/23 @ 103.5 (e) ......... 2,625,000 2,581,069
Station Casinos LLC , 4 .50% , 2/15/28 , Callable 11/6/23 @ 102.25 (e) .................. 1,500,000 1,308,558
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 (f) ........... 2,000,000 1,642,269
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (e) ........................................................... 3,300,000 3,134,596
35,507,931
Consumer Staples (0.9%):
Post Holdings, Inc. , 4 .50% , 9/15/31 , Callable 9/15/26 @ 102.25 (e) ................... 2,000,000 1,665,522
Energy (11.7%):
Antero Midstream Partners LP/Antero Midstream Finance Corp. , 5 .38% , 6/15/29 , Callable
6/15/24 @ 102.69 (e) ................................................ 1,084,000 992,938
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 2/1/24 @ 103.81 (e) .................. 1,500,000 1,519,275
Callon Petroleum Co.
8 .00% , 8/1/28 , Callable 8/1/24 @ 104 (e) (f) ................................ 1,223,000 1,224,500
7 .50% , 6/15/30 , Callable 6/15/25 @ 103.75 (e) (f) ............................ 1,750,000 1,696,780

Victory Portfolios
Victory High Yield Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
CITGO Petroleum Corp.
7 .00% , 6/15/25 , Callable 11/6/23 @ 101.75 (e) .............................. $ 2,500,000 $ 2,463,085
8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (e) ............................. 1,500,000 1,498,125
Comstock Resources, Inc. , 6 .75% , 3/1/29 , Callable 3/1/24 @ 103.38 (e) ................ 4,251,000 3,911,487
New Fortress Energy, Inc. , 6 .50% , 9/30/26 , Callable 11/6/23 @ 103.25 (e) ............... 1,000,000 919,811
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 11/6/23 @ 103 ....... 3,750,000 3,533,827
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 7/1/24 @ 102.94 (e) .......... 1,500,000 1,412,221
SM Energy Co. , 5 .63% , 6/1/25 , Callable 11/6/23 @ 100 ........................... 1,500,000 1,468,586
Talos Production, Inc. , 12 .00% , 1/15/26 , Callable 10/23/23 @ 106 .................... 2,000,000 2,084,672
22,725,307
Financials (7.6%):
Compass Group Diversified Holdings LLC , 5 .25% , 4/15/29 , Callable 4/15/24 @ 102.63 (e) .. 1,300,000 1,136,633
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (e) ......................................................... 1,500,000 1,500,225
Gray Escrow II, Inc. , 5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (e) ................. 1,950,000 1,272,735
GTCR W-2 Merger Sub LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (e) ............ 1,500,000 1,501,897
Neptune Bidco US, Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (e) ............... 625,000 566,443
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5 .63% , 9/1/29 , Callable 9/1/24 @ 102.81 (e) (f) .............................. 2,000,000 1,537,853
5 .88% , 9/1/31 , Callable 9/1/26 @ 102.98 (e) (f) .............................. 4,800,000 3,553,376
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 8/15/24 @ 102.81 (e) .................. 3,250,000 2,625,781
White Cap Parent LLC , 8 .25% , 3/15/26 , Callable 11/6/23 @ 101 (e) (g) ................. 1,100,000 1,062,373
14,757,316
Health Care (2.9%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 2/1/24 @ 103.06 (e) ................. 1,200,000 751,179
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (e) ....... 2,550,000 1,307,250
LifePoint Health, Inc. , 5 .38% , 1/15/29 , Callable 1/15/24 @ 102.69 (e) .................. 1,900,000 1,329,636
Radiology Partners, Inc. , 9 .25% , 2/1/28 , Callable 11/6/23 @ 104.63 (e) ................. 3,685,000 1,485,865
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 10/23/23 @ 100 (e) ................ 850,000 659,650
5,533,580
Industrials (10.1%):
American Airlines, Inc. , 11 .75% , 7/15/25 (e) .................................... 1,000,000 1,075,000
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (e) .................... 1,375,000 1,382,056
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/1/24 @ 103.25 (e) ..................... 2,000,000 1,710,005
Madison IAQ LLC , 5 .88% , 6/30/29 , Callable 6/30/24 @ 102.94 (e) ................... 1,250,000 1,006,044
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 4/15/24 @ 102.75 (e) ............... 2,050,000 1,806,364
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (e) (f) ................... 1,700,000 1,572,248
SRS Distribution, Inc. , 6 .00% , 12/1/29 , Callable 12/1/24 @ 103 (e) .................... 2,150,000 1,813,615
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (e) ...................... 3,625,000 2,841,940
TransDigm, Inc. , 4 .63% , 1/15/29 , Callable 1/15/24 @ 102.31 ....................... 3,325,000 2,899,934
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (e) ............... 1,500,000 1,266,339
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 11/6/23 @ 103.63 (e) .............. 2,250,000 2,265,460
19,639,005
Information Technology (2.5%):
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (e) ................................................... 1,750,000 1,748,798
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (e) .............................. 2,250,000 1,978,147
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (e) ............................... 1,300,000 1,132,911
4,859,856
Materials (4.5%):
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (e) .................. 875,000 870,443
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 3,000,000 2,586,011
CVR Partners LP/CVR Nitrogen Finance Corp. , 6 .13% , 6/15/28 , Callable 6/15/24 @ 103.06 (e) 2,550,000 2,295,202
Glatfelter Corp. , 4 .75% , 11/15/29 , Callable 11/1/24 @ 102.38 (e) (f) ................... 1,500,000 986,263
The Scotts Miracle-Gro Co.
4 .00% , 4/1/31 , Callable 4/1/26 @ 102 .................................... 1,275,000 981,020
4 .38% , 2/1/32 , Callable 8/1/26 @ 102.19 .................................. 1,225,000 925,200
8,644,139

Victory Portfolios
Victory High Yield Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Real Estate (1.7%):
Adams Homes, Inc. , 7 .50% , 2/15/25 , Callable 10/23/23 @ 101.88 (e) .................. $ 3,371,000 $ 3,346,930
Utilities (1.1%):
Calpine Corp. , 5 .13% , 3/15/28 , Callable 11/6/23 @ 102.56 (e) ....................... 2,500,000 2,226,319
Total Corporate Bonds (Cost $157,985,855) 135,380,166
Yankee Dollars (11.5%)
Communication Services (1.3%):
Telesat Canada/Telesat LLC , 5 .63% , 12/6/26 , Callable 12/6/23 @ 102.81 (e) ............. 3,750,000 2,586,641
Consumer Discretionary (3.1%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 1/15/24 @ 102.63 (e) ....... 2,000,000 1,843,904
Ontario Gaming GTA LP , 8 .00% , 8/1/30 , Callable 8/1/25 @ 104 (e) ................... 900,000 897,117
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 2/15/24 @ 102.81 (e) ....... 3,500,000 3,197,414
5,938,435
Energy (1.3%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 11/6/23 @ 101.41 (e) ......... 900,000 857,590
Seadrill Finance Ltd. , 8 .38% , 8/1/30 , Callable 8/1/26 @ 104.19 (e) .................... 875,000 890,039
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 11/6/23 @ 103.25 (e) ..................... 800,000 787,539
2,535,168
Financials (1.0%):
Adient Global Holdings Ltd. , 8 .25% , 4/15/31 , Callable 4/15/26 @ 104.13 (e) ............. 2,000,000 2,002,500
Industrials (3.2%):
Bombardier, Inc. , 7 .88% , 4/15/27 , Callable 11/6/23 @ 101.97 (e) ..................... 3,500,000 3,414,532
Titan Acquisition Ltd./Titan Co-Borrower LLC , 7 .75% , 4/15/26 , Callable 11/6/23 @ 100 (e) .. 750,000 734,843
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (e) ...................................................... 2,750,000 2,124,577
6,273,952
Information Technology (0.6%):
ION Trading Technologies Sarl , 5 .75% , 5/15/28 , Callable 5/15/24 @ 102.88 (e) ........... 1,250,000 1,087,702
Materials (1.0%):
INEOS Finance PLC , 6 .75% , 5/15/28 , Callable 2/15/25 @ 103.38 (e) (f) ................ 1,964,000 1,837,843
Total Yankee Dollars (Cost $23,758,210) 22,262,241
U.S. Government Mortgage-Backed Agencies (2.5%)
Federal Home Loan Bank
5 .20% , 10/2/23 (h) .................................................. 4,900,000 4,897,829
Total U.S. Government Mortgage-Backed Agencies (Cost $4,899,292) 4,897,829
Shares
Collateral for Securities Loaned (9.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (i) ........ 4,407,705 4,407,705
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (i) ............ 4,407,705 4,407,705
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (i) ................ 4,407,705 4,407,705
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (i) . 4,407,705 4,407,705
Total Collateral for Securities Loaned (Cost $17,630,820) 17,630,820
Total Investments (Cost $241,536,373) — 106.3% 206,225,105
Liabilities in excess of other assets — (6.3)% (12,148,468)
NET ASSETS - 100.00% $ 194,076,637
At September 30, 2023, the Fund's investments in foreign securities were 15.4% of net assets.

Victory Portfolios
Victory High Yield Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$135,425,690 and amounted to 69.8% of net assets.
(f) All or a portion of this security is on loan.
(g) Up to 9.00% of the coupon may be PIK.
(h) Rate represents the effective yield at September 30, 2023.
(i) Rate disclosed is the daily yield on September 30, 2023.
bps
—
Basis points
LIBOR
—
London Interbank Offered Rate
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Low Duration Bond Fund
16
(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (16.5%)
ABS Auto (14.4%):
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class C , 0 .89% , 10/19/26 , Callable
4/18/25 @ 100 ..................................................... $ 1,815,000 $ 1,698,784
Avis Budget Rental Car Funding AESOP LLC , Series 2023-8A , Class B , 6 .66% , 2/20/30 (a) .. 750,000 743,337
CarMax Auto Owner Trust , Series 2020-4 , Class B , 0 .85% , 6/15/26 , Callable 10/15/24 @ 100 434,000 407,059
Chesapeake Funding II LLC , Series 2023-2A , Class A1 , 6 .16% , 10/15/35 (a) ............. 250,000 249,866
Chesapeake Funding II LLC , Series 2023-2A , Class C , 6 .15% , 10/15/35 (a) .............. 382,000 380,308
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 4/15/25 @ 100 500,000 468,250
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) . 500,000 485,562
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 250,000 250,009
Ford Credit Auto Lease Trust , Series 2023-B , Class B , 6 .20% , 2/15/27 , Callable 3/15/26 @ 100 250,000 249,539
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 393,000 392,048
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 12/15/25 @ 100 (a) ........................................... 1,460,000 1,442,047
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
6/20/24 @ 100 ..................................................... 750,000 726,085
GM Financial Consumer Automobile Receivables Trust , Series 2021-2 , Class C , 1 .28% ,
1/19/27 , Callable 3/16/25 @ 100 ........................................ 886,000 820,544
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ........... 750,000 749,033
JPMorgan Chase Bank NA , Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 6/25/25 @
100 (a) ........................................................... 232,645 225,921
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27
@ 100 (a) ......................................................... 462,500 463,989
Santander Drive Auto Receivables Trust , Series 2021-2 , Class C , 0 .90% , 6/15/26 , Callable
3/15/25 @ 100 ..................................................... 397,091 393,219
Santander Drive Auto Receivables Trust , Series 2021-3 , Class C , 0 .95% , 9/15/27 , Callable
5/15/25 @ 100 ..................................................... 619,584 610,294
Santander Drive Auto Receivables Trust , Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable
12/15/25 @ 100 .................................................... 550,000 540,068
Santander Drive Auto Receivables Trust , Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable
8/15/25 @ 100 ..................................................... 750,000 728,543
Santander Drive Auto Receivables Trust , Series 2021-1 , Class C , 0 .75% , 2/17/26 , Callable
12/15/24 @ 100 .................................................... 82,625 82,469
Santander Retail Auto Lease Trust , Series 2021-A , Class C , 1 .14% , 3/20/26 , Callable 2/20/24
@ 100 (a) ......................................................... 2,200,000 2,153,970
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) 223,000 223,005
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
11/10/25 @ 100 (a) .................................................. 628,489 623,360
Westlake Automobile Receivables Trust , Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 1,000,000 964,088
Westlake Automobile Receivables Trust , Series 2021-2A , Class C , 0 .89% , 7/15/26 , Callable
5/15/25 @ 100 (a) ................................................... 1,223,000 1,181,528
Westlake Automobile Receivables Trust , Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable
3/15/26 @ 100 (a) ................................................... 750,000 739,467
Westlake Automobile Receivables Trust , Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable
6/15/26 @ 100 (a) ................................................... 1,500,000 1,495,570
Westlake Automobile Receivables Trust , Series 2021-1A , Class C , 0 .95% , 3/16/26 , Callable
1/15/25 @ 100 (a) ................................................... 1,001,795 987,147
Westlake Automobile Receivables Trust , Series 2020-3A , Class E , 3 .34% , 6/15/26 , Callable
8/15/24 @ 100 (a) ................................................... 500,000 485,461
20,960,570
ABS Card (0.3%):
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/28/28 (a) .............. 500,000 500,232
ABS Other (1.8%):
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 500,000 490,587
Daimler Trucks Retail Trust , Series 2023-1 , Class A3 , 5 .90% , 3/15/27 , Callable 9/15/26 @ 100 600,000 600,060
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 750,000 751,573
SCF Equipment Leasing LLC , Series 2019-2A , Class C , 3 .11% , 6/21/27 , Callable 11/20/24 @
100 (a) ........................................................... 300,000 289,258

Victory Portfolios
Victory Low Duration Bond Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable
10/15/23 @ 100 (a) .................................................. $ 479,583 $ 466,138
2,597,616
Total Asset-Backed Securities (Cost $24,468,586) 24,058,418
Collateralized Mortgage Obligations (20.0%)
Commercial MBS (20.0%):
Banc of America Commercial Mortgage Trust , Series 2015-UBS7 , Class A4 , 3 .71% , 9/15/48 ,
Callable 9/15/25 @ 100 .............................................. 1,000,000 946,384
Bank , Series 2017-BNK9 , Class A3 , 3 .28% , 11/15/54 , Callable 12/15/29 @ 100 .......... 821,746 761,603
CFCRE Commercial Mortgage Trust , Series 2016-C3 , Class A3 , 3 .87% , 1/10/48 , Callable
1/10/26 @ 100 ..................................................... 925,000 873,478
CFCRE Commercial Mortgage Trust , Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable
5/10/26 @ 100 ..................................................... 489,000 454,546
CFCRE Commercial Mortgage Trust , Series 2016-C3 , Class A2 , 3 .60% , 1/10/48 , Callable
1/10/26 @ 100 ..................................................... 494,860 468,664
Citigroup Commercial Mortgage Trust , Series 2015-GC29 , Class A4 , 3 .19% , 4/10/48 , Callable
4/10/25 @ 100 ..................................................... 500,000 476,874
Citigroup Commercial Mortgage Trust , Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable
7/10/26 @ 100 ..................................................... 1,226,000 1,121,706
Citigroup Commercial Mortgage Trust , Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable
5/10/26 @ 100 ..................................................... 1,502,000 1,425,571
Citigroup Commercial Mortgage Trust , Series 2015-P1 , Class A5 , 3 .72% , 9/15/48 , Callable
5/15/26 @ 100 ..................................................... 500,000 476,700
COMM Mortgage Trust , Series 2015-CR25 , Class A4 , 3 .76% , 8/10/48 , Callable 8/10/25 @
100 ............................................................. 1,219,000 1,165,244
CSAIL Commercial Mortgage Trust , Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable
8/15/25 @ 100 ..................................................... 1,280,899 1,218,906
CSAIL Commercial Mortgage Trust , Series 2015-C2 , Class A4 , 3 .50% , 6/15/57 , Callable
5/15/25 @ 100 ..................................................... 667,000 636,192
CSAIL Commercial Mortgage Trust , Series 2016-C6 , Class A5 , 3 .09% , 1/15/49 , Callable
5/15/26 @ 100 ..................................................... 696,000 647,070
CSAIL Commercial Mortgage Trust , Series 2015-C4 , Class A4 , 3 .81% , 11/15/48 , Callable
11/15/25 @ 100 .................................................... 832,000 791,165
GS Mortgage Securities Trust , Series 2015-GC32 , Class A4 , 3 .76% , 7/10/48 , Callable 7/10/25
@ 100 ........................................................... 1,098,000 1,049,334
GS Mortgage Securities Trust , Series 2015-GC30 , Class A4 , 3 .38% , 5/10/50 , Callable 5/10/25
@ 100 ........................................................... 1,624,000 1,540,431
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 1,778,000 1,647,390
JPMBB Commercial Mortgage Securities Trust , Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 ,
Callable 2/15/26 @ 100 .............................................. 1,950,000 1,841,183
JPMBB Commercial Mortgage Securities Trust , Series 2015-C33 , Class A4 , 3 .77% , 12/15/48 ,
Callable 11/15/25 @ 100 ............................................. 1,250,000 1,182,627
JPMBB Commercial Mortgage Securities Trust , Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 ,
Callable 8/15/25 @ 100 .............................................. 450,655 430,029
JPMBB Commercial Mortgage Securities Trust , Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 ,
Callable 4/15/25 @ 100 .............................................. 1,191,000 1,134,163
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C29 , Class A4 , 3 .33% ,
5/15/49 , Callable 5/15/26 @ 100 ........................................ 2,018,000 1,883,810
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. 1,690,000 1,543,715
Wells Fargo Commercial Mortgage Trust , Series 2015-C30 , Class A4 , 3 .66% , 9/15/58 , Callable
8/15/25 @ 100 ..................................................... 1,248,000 1,189,166
Wells Fargo Commercial Mortgage Trust , Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable
12/15/25 @ 100 .................................................... 532,000 503,368
Wells Fargo Commercial Mortgage Trust , Series 2015-C29 , Class A4 , 3 .64% , 6/15/48 , Callable
6/15/25 @ 100 ..................................................... 1,597,000 1,523,287
Wells Fargo Commercial Mortgage Trust , Series 2015-C31 , Class A4 , 3 .70% , 11/15/48 ,
Callable 11/15/25 @ 100 ............................................. 1,250,000 1,181,670

Victory Portfolios
Victory Low Duration Bond Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Wells Fargo Commercial Mortgage Trust , Series 2015-C28 , Class A4 , 3 .54% , 5/15/48 , Callable
5/15/25 @ 100 ..................................................... $ 942,000 $ 898,337
29,012,613
Total Collateralized Mortgage Obligations (Cost $30,373,840) 29,012,613
Corporate Bonds (31.9%)
Communication Services (1.5%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 4 .50% ,
2/1/24 , Callable 1/1/24 @ 100 .......................................... 496,000 493,090
Fox Corp. , 4 .03% , 1/25/24 , Callable 12/25/23 @ 100 ............................. 1,388,000 1,377,867
Verizon Communications, Inc. , 3 .38% , 2/15/25 .................................. 354,000 342,525
2,213,482
Consumer Discretionary (2.0%):
General Motors Financial Co., Inc.
5 .10% , 1/17/24 , Callable 12/17/23 @ 100 ................................. 1,549,000 1,544,326
5 .40% , 4/6/26 ..................................................... 934,000 914,282
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 500,000 503,365
2,961,973
Consumer Staples (2.4%):
Altria Group, Inc. , 4 .40% , 2/14/26 , Callable 12/14/25 @ 100 ........................ 322,000 312,600
Molson Coors Beverage Co. , 3 .00% , 7/15/26 , Callable 4/15/26 @ 100 ................. 800,000 743,652
Philip Morris International, Inc. , 4 .88% , 2/13/26 ................................. 1,260,000 1,238,623
Tyson Foods, Inc. , 3 .95% , 8/15/24 , Callable 5/15/24 @ 100 ......................... 1,170,000 1,149,644
3,444,519
Energy (1.3%):
HollyFrontier Corp. , 2 .63% , 10/1/23 ......................................... 971,000 971,000
Pioneer Natural Resources Co. , 5 .10% , 3/29/26 ................................. 945,000 932,822
1,903,822
Financials (12.5%):
Ally Financial, Inc. , 1 .45% , 10/2/23 .......................................... 750,000 750,000
American Express Co. , 4 .90% , 2/13/26 , Callable 1/13/26 @ 100 ..................... 760,000 745,193
Bank of America Corp.
4 .20% , 8/26/24 , MTN ................................................ 519,000 509,647
6 .40% ( SOFR + 105 bps ) , 2/4/28 , Callable 2/4/27 @ 100 (b) ...................... 1,016,000 1,005,301
Capital One Financial Corp.
3 .30% , 10/30/24 , Callable 9/30/24 @ 100 ................................. 684,000 662,835
1 .34% ( SOFR + 69 bps ) , 12/6/24 , Callable 12/6/23 @ 100 (b) ..................... 1,695,000 1,676,264
2 .64% ( SOFR + 129 bps ) , 3/3/26 , Callable 3/3/25 @ 100 (b) ...................... 814,000 767,391
Citigroup, Inc. , 3 .11% ( SOFR + 284 bps ) , 4/8/26 , Callable 4/8/25 @ 100 (b) .............. 1,272,000 1,214,334
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 600,000 579,038
Corebridge Global Funding , 5 .90% , 9/19/28 (a) .................................. 500,000 498,445
Fifth Third Bancorp , 3 .65% , 1/25/24 , Callable 12/25/23 @ 100 ...................... 799,000 791,161
JPMorgan Chase & Co. , 6 .53% ( SOFR + 118 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) (c) .... 1,350,000 1,347,319
Metropolitan Life Global Funding I , 5 .40% , 9/12/28 (a) ............................ 500,000 495,067
New York Life Global Funding , 5 .45% , 9/18/26 (a) ............................... 500,000 498,124
State Street Corp. , 5 .75% ( SOFR + 135 bps ) , 11/4/26 , Callable 11/4/25 @ 100 (b) .......... 1,407,000 1,401,113
The Bank of New York Mellon Corp. , 4 .41% ( SOFR + 135 bps ) , 7/24/26 , Callable 7/24/25 @
100 (b) ........................................................... 1,783,000 1,732,114
The Goldman Sachs Group, Inc. , 7 .21% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) 500,000 506,377
The Huntington National Bank , 5 .70% ( SOFR + 122 bps ) , 11/18/25 , Callable 11/18/24 @ 100 (b) 500,000 488,604
The PNC Financial Services Group, Inc. , 5 .35% ( SOFR + 162 bps ) , 12/2/28 , Callable 12/2/27 @
100 (b) ........................................................... 500,000 484,053
Truist Bank , 3 .80% , 10/30/26 , Callable 9/30/26 @ 100 ............................ 500,000 459,321
US Bancorp , 4 .55% ( SOFR + 166 bps ) , 7/22/28 , Callable 7/22/27 @ 100 (b) .............. 500,000 469,558
Wells Fargo & Co.
0 .81% ( SOFR + 51 bps ) , 5/19/25 , Callable 5/19/24 @ 100 , MTN (b) ................ 585,000 564,135
2 .41% ( TSFR3M + 109 bps ) , 10/30/25 , Callable 10/30/24 @ 100 , MTN (b) ........... 577,000 552,663
18,198,057

Victory Portfolios
Victory Low Duration Bond Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Health Care (2.1%):
Amgen, Inc. , 5 .51% , 3/2/26 , Callable 3/2/24 @ 100 .............................. $ 755,000 $ 749,433
Centene Corp. , 4 .25% , 12/15/27 , Callable 10/23/23 @ 102.13 ....................... 621,000 572,078
Humana, Inc. , 5 .70% , 3/13/26 , Callable 3/13/24 @ 100 ............................ 932,000 927,892
Universal Health Services, Inc. , 1 .65% , 9/1/26 , Callable 8/1/26 @ 100 ................. 937,000 825,569
3,074,972
Industrials (0.7%):
American Airlines Pass Through Trust , 3 .60% , 9/22/27 ............................ 773,647 709,803
United Airlines Pass Through Trust , 3 .45% , 12/1/27 .............................. 346,642 317,471
1,027,274
Information Technology (4.2%):
Arrow Electronics, Inc. , 6 .13% , 3/1/26 , Callable 3/1/24 @ 100 ...................... 1,517,000 1,509,116
Broadcom Corp./Broadcom Cayman Finance Ltd. , 3 .63% , 1/15/24 , Callable 11/15/23 @ 100 . 2,175,000 2,159,297
Cadence Design Systems, Inc. , 4 .38% , 10/15/24 , Callable 7/15/24 @ 100 ............... 1,173,000 1,155,960
KLA Corp. , 4 .65% , 11/1/24 , Callable 8/1/24 @ 100 .............................. 144,000 142,017
Micron Technology, Inc. , 4 .98% , 2/6/26 , Callable 12/6/25 @ 100 ..................... 1,200,000 1,172,332
6,138,722
Materials (1.4%):
Southern Copper Corp. , 3 .88% , 4/23/25 ....................................... 2,050,000 1,967,617
Real Estate (1.9%):
Equinix, Inc. , 1 .25% , 7/15/25 , Callable 6/15/25 @ 100 ............................ 700,000 643,927
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 500,000 485,051
Regency Centers LP , 3 .90% , 11/1/25 , Callable 8/1/25 @ 100 ........................ 1,194,000 1,131,965
Retail Opportunity Investments Partnership LP , 6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ... 500,000 493,052
2,753,995
Utilities (1.9%):
Ameren Corp. , 2 .50% , 9/15/24 , Callable 8/15/24 @ 100 ........................... 588,000 568,913
Exelon Corp. , 3 .95% , 6/15/25 , Callable 3/15/25 @ 100 ............................ 591,000 571,280
Pinnacle West Capital Corp. , 1 .30% , 6/15/25 , Callable 5/15/25 @ 100 ................. 800,000 739,880
WEC Energy Group, Inc. , 5 .00% , 9/27/25 , Callable 8/27/25 @ 100 ................... 870,000 856,769
2,736,842
Total Corporate Bonds (Cost $47,590,909) 46,421,275
Residential Mortgage-Backed Securities (0.0%)(d)
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust , Series 2004-15F , Class 5A1 , 5 .50% , 1/25/20 ............... 14,586 13,294
Total Residential Mortgage-Backed Securities (Cost $14,964) 13,294
Yankee Dollars (10.4%)
Energy (1.2%):
Canadian Natural Resources Ltd. , 3 .80% , 4/15/24 , Callable 1/15/24 @ 100 .............. 1,180,000 1,164,750
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 500,000 513,317
1,678,067
Financials (7.5%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ... 720,000 718,508
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 1 .75% , 1/30/26 , Callable 12/30/25
@ 100 ........................................................... 1,100,000 991,892
Bank of Montreal , 5 .72% , 9/25/28 , Callable 8/25/28 @ 100 ......................... 500,000 494,910
Barclays PLC , 6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) ............. 750,000 743,908
Canadian Imperial Bank of Commerce , 5 .93% , 10/2/26 ............................ 500,000 500,048
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 750,000 750,030
HSBC Holdings PLC , 1 .16% ( SOFR + 58 bps ) , 11/22/24 , Callable 1/4/24 @ 100 (b) ......... 1,000,000 990,856
NXP BV/NXP Funding LLC , 5 .35% , 3/1/26 , Callable 1/1/26 @ 100 .................. 1,000,000 986,923
Pfizer Investment Enterprises Pte Ltd. , 4 .45% , 5/19/26 , Callable 4/19/26 @ 100 .......... 1,275,000 1,245,033
Svenska Handelsbanken AB , 5 .50% , 6/15/28 (a) ................................. 750,000 727,551

Victory Portfolios
Victory Low Duration Bond Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... $ 500,000 $ 497,146
The Toronto-Dominion Bank , 2 .35% , 3/8/24 ................................... 1,359,000 1,337,857
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 1,000,000 919,453
10,904,115
Information Technology (0.3%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 500,000 500,970
Materials (1.0%):
Anglo American Capital PLC , 3 .63% , 9/11/24 (a) ................................ 880,000 858,655
OCI NV , 4 .63% , 10/15/25 , Callable 11/6/23 @ 101.16 (a) ........................... 590,000 560,746
1,419,401
Utilities (0.4%):
Enel Generacion Chile SA , 4 .25% , 4/15/24 , Callable 1/15/24 @ 100 .................. 655,000 643,850
Total Yankee Dollars (Cost $15,472,062) 15,146,403
U.S. Government Mortgage-Backed Agencies (4.2%)
Federal Home Loan Mortgage Corporation
Series 20 , Class H , 5 .50% , 10/25/23 - 1/25/49 .............................. 494,082 480,423
7 .00% , 9/1/38 ..................................................... 1,996 2,137
5 .00% , 8/1/40 ..................................................... 342,198 333,454
816,014
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 567,917 583,613
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 898,073 878,116
5 .00% , 2/1/41 - 10/1/41 .............................................. 1,383,471 1,346,140
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 715,098 700,478
3,508,347
Government National Mortgage Association
Series 2023-107 , Class PA , 5 .50% , 1/20/46 - 6/20/48 ......................... 1,246,182 1,229,531
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 499,181 498,346
1,727,877
Total U.S. Government Mortgage-Backed Agencies (Cost $6,392,160) 6,052,238
U.S. Treasury Obligations (9.1%)
U.S. Treasury Notes
4 .50% , 11/30/24 .................................................... 1,500,000 1,484,648
3 .50% , 9/15/25 .................................................... 11,125,000 10,797,769
4 .50% , 7/15/26 .................................................... 1,000,000 990,703
Total U.S. Treasury Obligations (Cost $13,446,182) 13,273,120
Commercial Papers (9.8%)
Communication Services (1.0%):
Paramount Global , 4 .75% , 10/11/23 (a) (e) ...................................... 1,400,000 1,397,970
Consumer Staples (1.9%):
Constellation Brands, Inc. , 5 .63% , 10/3/23 (a) (e) ................................. 900,000 899,427
Constellation Brands, Inc. , 5 .64% , 10/2/23 (a) (e) ................................. 500,000 499,762
Walgreens Boots Alliance, Inc. , 6 .01% , 10/2/23 (a) (e) ............................. 1,400,000 1,399,315
2,798,504
Financials (2.4%):
Brookfield Corp. Treasury , 5 .73% , 10/5/23 (a) (e) ................................. 1,000,000 999,087
Brookfield Corp. Treasury , 5 .73% , 10/3/23 (a) (e) ................................. 450,000 449,727
Hyundai Capital America , 5 .40% , 10/2/23 (a) (e) ................................. 600,000 599,730
VW Credit, Inc. , 5 .50% , 10/2/23 (a) (e) ........................................ 1,200,000 1,199,458
VW Credit, Inc. , 5 .59% , 10/3/23 (a) (e) ........................................ 250,000 249,849
3,497,851

Victory Portfolios
Victory Low Duration Bond Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Health Care (1.0%):
CSLB Holdings, Inc. , 5 .48% , 10/4/23 (a) (e) .................................... $ 1,400,000 $ 1,398,945
Industrials (1.8%):
Aviation Captial Group LLC , 5 .96% , 10/10/23 (a) (e) .............................. 1,300,000 1,297,797
Penske Truck Leasing Co. LP , 5 .56% , 10/10/23 (a) (e) ............................. 1,400,000 1,397,626
2,695,423
Real Estate (1.0%):
Crown Castle International Corp. , 5 .94% , 10/10/23 (a) (e) ........................... 700,000 698,767
Crown Castle International Corp. , 5 .98% , 10/3/23 (a) (e) ............................ 750,000 749,523
1,448,290
Utilities (0.7%):
ONE Gas, Inc. , 5 .48% , 10/4/23 (a) (e) ......................................... 1,000,000 999,241
Total Commercial Papers (Cost $14,240,347) 14,236,224
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (f) ........ 41,310 41,310
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (f) ............ 41,310 41,310
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (f) ................ 41,310 41,310
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (f) . 41,310 41,310
Total Collateral for Securities Loaned (Cost $165,240) 165,240
Total Investments (Cost $152,164,290) — 102.0% 148,378,825
Liabilities in excess of other assets — (2.0)% (2,919,241)
NET ASSETS - 100.00% $ 145,459,584
At September 30, 2023, the Fund's investments in foreign securities were 10.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$38,619,057 and amounted to 26.5% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate represents the effective yield at September 30, 2023.
(f) Rate disclosed is the daily yield on September 30, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Tax-Exempt Fund
22
(Unaudited)
Security Description Principal Amount Value
Municipal Bonds (98.5%)
Arizona (1.5%):
City of Phoenix Civic Improvement Corp. Revenue AMT , Series B , 5 .00% , 7/1/44 ,
Continuously Callable @100 ........................................... $ 540,000 $ 539,433
Arkansas (1.9%):
Arkansas Development Finance Authority Revenue , 3 .20% , 12/1/49 , Continuously Callable
@100 ........................................................... 750,000 503,332
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.) , Series
A , 3 .00% , 11/1/49 , Continuously Callable @100 ............................ 265,000 175,868
679,200
California (2.0%):
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.) , Series A , 6 .25% , 12/1/40 ,
Callable 12/1/23 @ 100 (a) ............................................ 310,000 310,000
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , 4 .00% , 5/1/52 , Continuously Callable @100 ........................... 500,000 409,893
719,893
Colorado (4.5%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .50% , 7/1/53 , Continuously
Callable @100 ..................................................... 500,000 424,103
Colorado Health Facilities Authority Revenue , Series A , 4 .00% , 12/1/50 , Continuously
Callable @103 ..................................................... 750,000 569,311
Gold Hill Mesa Metropolitan, GO (INS - Build America Mutual Assurance Co.) , 5 .50% ,
12/1/47 , Continuously Callable @100 .................................... 585,000 616,613
1,610,027
Florida (9.2%):
Capital Trust Agency, Inc. Revenue , 5 .00% , 8/1/55 , Continuously Callable @100 ......... 400,000 340,825
City of Pompano Beach Revenue , 4 .00% , 9/1/50 , Continuously Callable @103 ........... 500,000 355,460
County of Miami-Dade Revenue , Series A , 5 .00% , 6/1/33 , Continuously Callable @100 .... 1,000,000 1,018,405
County of Miami-Dade Seaport Department Revenue AMT , 4 .00% , 10/1/50 , Continuously
Callable @100 ..................................................... 500,000 412,094
Florida Development Finance Corp. Revenue , Series A , 5 .00% , 6/15/55 , Continuously Callable
@100 ........................................................... 500,000 426,084
Hillsborough County IDA Revenue , 4 .00% , 8/1/50 , Continuously Callable @100 ......... 500,000 404,726
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 500,000 358,720
3,316,314
Georgia (3.9%):
Development Authority of Appling County Revenue , 3 .30% , 9/1/41 , Continuously Callable
@100 (a) ......................................................... 400,000 400,000
Private Colleges & Universities Authority Revenue , 5 .25% , 10/1/51 , Continuously Callable
@100 ........................................................... 500,000 505,335
The Development Authority of Monroe County Revenue , 3 .30% , 11/1/48 , Continuously
Callable @100 (a) ................................................... 500,000 500,000
1,405,335
Guam (2.8%):
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,000,000 1,003,983
Illinois (17.3%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 6 .00% , 4/1/46 ,
Continuously Callable @100 ........................................... 1,275,000 1,302,616
City of Chicago Wastewater Transmission Revenue
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000,000 970,602
Series C , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,000,000 1,009,467
City of Chicago, GO , Series A , 5 .50% , 1/1/49 , Continuously Callable @100 ............. 1,000,000 1,006,603
Sales Tax Securitization Corp. Revenue , Series 2018 C , 5 .00% , 1/1/43 , Continuously Callable
@100 ........................................................... 1,500,000 1,503,773
State of Illinois, GO , Series B , 4 .50% , 5/1/48 , Continuously Callable @100 ............. 500,000 454,120
6,247,181
Indiana (1.3%):
Indiana Finance Authority Revenue , Series A , 5 .50% , 7/1/52 , Continuously Callable @100 .. 500,000 482,144
Iowa (0.8%):
Iowa Finance Authority Revenue , Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 . 500,000 284,592

Victory Portfolios
Victory Tax-Exempt Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (b) ........................................ $ 200,000 $ 188,199
Maryland (0.6%):
City of Gaithersburg Maryland Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ...... 250,000 231,632
Massachusetts (2.3%):
University of Massachusetts Building Authority Revenue
5 .00% , 11/1/39 , Pre-refunded 11/1/24 @ 100 ............................... 220,000 222,756
Series 1-2021 , 5 .00% , 11/1/39 , Continuously Callable @100 .................... 410,000 412,423
Series 1-2021 , 5 .00% , 11/1/39 , Pre-refunded 11/1/24 @ 100 .................... 190,000 192,380
827,559
Michigan (1.7%):
City of Detroit, GO , Series C , 6 .00% , 5/1/43 , Continuously Callable @100 .............. 250,000 264,227
Michigan Finance Authority Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ....... 500,000 363,208
627,435
Missouri (2.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (b) ........................................ 1,150,000 966,538
New Hampshire (1.2%):
New Hampshire Business Finance Authority Revenue , Series A , 5 .25% , 7/1/48 , Continuously
Callable @103 ..................................................... 500,000 454,240
New Jersey (6.0%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue , Series
2016 A , 5 .00% , 7/15/29 , Continuously Callable @100 ........................ 885,000 909,614
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank) ,
Series A2 , 5 .50% , 7/1/35 , Continuously Callable @100 (a) ...................... 630,000 630,000
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (c) ................................................ 1,000,000 464,894
Series BB , 3 .50% , 6/15/46 , Continuously Callable @100 ...................... 200,000 158,413
2,162,921
New York (13.9%):
Build NYC Resource Corp. Revenue , 4 .75% , 6/15/53 , Continuously Callable @100 ....... 350,000 297,913
City of New York, GO , Series B-3 , 4 .17% , 10/1/46 , Continuously Callable @100 (a) ....... 100,000 100,000
Metropolitan Transportation Authority Revenue
Series 2016 B1 , 5 .00% , 11/15/56 , Continuously Callable @100 .................. 1,545,000 1,552,135
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 500,000 414,076
New York Counties Tobacco Trust II Revenue , 5 .75% , 6/1/43 , Continuously Callable @100 . 195,000 195,252
New York State Dormitory Authority Revenue , 6 .00% , 7/1/40 , Continuously Callable @100 (b) 285,000 239,756
Port Authority of New York & New Jersey Revenue AMT , 5 .00% , 12/1/32 , Continuously
Callable @100 ..................................................... 1,000,000 1,000,830
Schenectady County Capital Resource Corp. Revenue , 5 .25% , 7/1/52 , Continuously Callable
@100 ........................................................... 200,000 204,402
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000,000 1,002,922
5,007,286
North Carolina (1.7%):
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500,000 339,625
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 350,000 269,458
609,083
Ohio (9.7%):
Buckeye Tobacco Settlement Financing Authority Revenue , Series B-2 , 5 .00% , 6/1/55 ,
Continuously Callable @100 ........................................... 900,000 775,098
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 500,000 425,090
County of Hardin Revenue , 5 .00% , 5/1/30 , Continuously Callable @103 ............... 350,000 321,702
Logan Elm Local School District, GO , 4 .00% , 11/1/55 , Continuously Callable @100 ...... 1,500,000 1,232,701
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 250,000 249,922
Port of Greater Cincinnati Development Authority Revenue , Series CO , 5 .00% , 5/1/25 ,
Continuously Callable @100 (b) ........................................ 500,000 494,621
3,499,134

Victory Portfolios
Victory Tax-Exempt Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Pennsylvania (5.6%):
Pennsylvania Economic Development Financing Authority Revenue , Series A-2 , 4 .00% ,
5/15/53 , Continuously Callable @100 .................................... $ 1,000,000 $ 821,958
The School District of Philadelphia, GO , Series A , 5 .00% , 9/1/38 , Continuously Callable
@100 ........................................................... 1,200,000 1,217,589
2,039,547
Texas (2.8%):
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 500,000 365,439
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 750,000 639,476
1,004,915
Utah (3.7%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 250,000 185,478
Utah Charter School Finance Authority Revenue , Series A , 5 .63% , 6/15/42 , Continuously
Callable @100 (b) ................................................... 250,000 233,264
Utah Infrastructure Agency Revenue , Series A , 5 .00% , 10/15/40 , Continuously Callable @100 1,000,000 902,810
1,321,552
Wisconsin (0.9%):
Wisconsin Health & Educational Facilities Authority Revenue , 4 .00% , 1/1/47 , Continuously
Callable @103 ..................................................... 500,000 328,425
Total Municipal Bonds (Cost $40,650,676) 35,556,568
Total Investments (Cost $40,650,676) — 98.5% 35,556,568
Other assets in excess of liabilities — 1.5% 551,522
NET ASSETS - 100.00% $ 36,108,090
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$2,122,378 and amounted to 5.9% of net assets.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Growth Fund
1
(Unaudited)
Security Description Shares Value
Common Stocks (98.8%)
Communication Services (11.6%):
Alphabet, Inc. , Class C (a) ................................................. 105,730 $ 13,940,500
Meta Platforms, Inc. , Class A (a) ............................................ 36,160 10,855,594
Netflix, Inc. (a) ......................................................... 10,930 4,127,168
28,923,262
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 10,760 1,979,087
Consumer Discretionary (13.6%):
Amazon.com, Inc. (a) .................................................... 88,300 11,224,696
Booking Holdings, Inc. (a) ................................................. 420 1,295,259
Chipotle Mexican Grill, Inc. (a) ............................................. 1,050 1,923,422
DraftKings, Inc. (a) ...................................................... 100,040 2,945,178
Mobileye Global, Inc. , Class A (a) (b) ......................................... 72,670 3,019,439
Tesla, Inc. (a) .......................................................... 46,250 11,572,675
Yum! Brands, Inc. ...................................................... 15,010 1,875,349
33,856,018
Consumer Staples (5.0%):
BellRing Brands, Inc. (a) .................................................. 56,910 2,346,399
Celsius Holdings, Inc. (a) .................................................. 9,140 1,568,424
Costco Wholesale Corp. .................................................. 9,690 5,474,462
PepsiCo, Inc. .......................................................... 18,240 3,090,586
12,479,871
Energy (0.9%):
Diamondback Energy, Inc. ................................................ 13,740 2,128,051
Financials (7.1%):
MSCI, Inc. ........................................................... 5,200 2,668,016
The Progressive Corp. ................................................... 20,400 2,841,720
Toast, Inc. , Class A (a) .................................................... 103,080 1,930,688
Visa, Inc. , Class A ...................................................... 44,387 10,209,454
17,649,878
Health Care (12.3%):
Dexcom, Inc. (a) ........................................................ 26,690 2,490,177
Eli Lilly & Co. ......................................................... 13,020 6,993,433
Exact Sciences Corp. (a) .................................................. 28,820 1,966,100
Intuitive Surgical, Inc. (a) ................................................. 10,080 2,946,283
Tenet Healthcare Corp. (a) ................................................. 32,460 2,138,789
UnitedHealth Group, Inc. ................................................. 9,630 4,855,350
Vertex Pharmaceuticals, Inc. (a) ............................................. 26,270 9,135,130
30,525,262
Industrials (6.2%):
CoStar Group, Inc. (a) .................................................... 22,880 1,759,243
HEICO Corp. , Class A ................................................... 32,690 4,224,202
Lincoln Electric Holdings, Inc. (b) ........................................... 16,620 3,021,350
Old Dominion Freight Line, Inc. ............................................ 5,070 2,074,340
Quanta Services, Inc. .................................................... 13,490 2,523,574
Verisk Analytics, Inc. .................................................... 7,050 1,665,492
15,268,201
IT Services (1.1%):
Snowflake, Inc. , Class A (a) ................................................ 17,120 2,615,422
Semiconductors & Semiconductor Equipment (11.0%):
Advanced Micro Devices, Inc. (a) ............................................ 20,310 2,088,274
Applied Materials, Inc. ................................................... 11,980 1,658,631
Lam Research Corp. ..................................................... 4,760 2,983,425
Lattice Semiconductor Corp. (a) ............................................. 30,090 2,585,634
Monolithic Power Systems, Inc. ............................................ 6,550 3,026,100

Victory Portfolios
Victory RS Growth Fund
2
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
NVIDIA Corp. ......................................................... 34,910 $ 15,185,501
27,527,565
Software (18.5%):
Intuit, Inc. ............................................................ 6,390 3,264,907
Microsoft Corp. ........................................................ 92,610 29,241,607
Palo Alto Networks, Inc. (a) ................................................ 3,150 738,486
Salesforce, Inc. (a) ...................................................... 8,960 1,816,909
ServiceNow, Inc. (a) ..................................................... 7,570 4,231,327
Synopsys, Inc. (a) ....................................................... 8,130 3,731,426
Workday, Inc. , Class A (a) ................................................. 13,850 2,975,673
46,000,335
Technology Hardware, Storage & Peripherals (10.7%):
Apple, Inc. ........................................................... 154,818 26,506,390
Total Common Stocks (Cost $138,049,111) 245,459,342
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 642,226 642,226
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 642,226 642,226
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 642,226 642,226
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 642,226 642,226
Total Collateral for Securities Loaned (Cost $2,568,904) 2,568,904
Total Investments (Cost $140,618,015) — 99.8% 248,028,246
Other assets in excess of liabilities — 0.2% 522,041
NET ASSETS - 100.00% $ 248,550,287
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Mid Cap Growth Fund
3
(Unaudited)
Security Description Shares Value
Common Stocks (97.2%)
Communication Services (5.8%):
Pinterest, Inc. , Class A (a) ................................................. 54,740 $ 1,479,622
Take-Two Interactive Software, Inc. (a) ........................................ 5,760 808,646
The Trade Desk, Inc. , Class A (a) ............................................ 25,970 2,029,556
4,317,824
Consumer Discretionary (10.4%):
Chipotle Mexican Grill, Inc. (a) ............................................. 330 604,504
DraftKings, Inc. (a) ...................................................... 30,460 896,742
Mobileye Global, Inc. , Class A (a) (b) ......................................... 17,660 733,773
O'Reilly Automotive, Inc. (a) ............................................... 870 790,708
Ralph Lauren Corp. ..................................................... 8,950 1,039,006
Skyline Champion Corp. (a) ................................................ 15,090 961,535
Under Armour, Inc. , Class C (a) ............................................. 158,750 1,012,825
YETI Holdings, Inc. (a) ................................................... 10,830 522,223
Yum! Brands, Inc. ...................................................... 9,680 1,209,419
7,770,735
Consumer Staples (2.6%):
BellRing Brands, Inc. (a) .................................................. 27,340 1,127,228
Celsius Holdings, Inc. (a) .................................................. 4,770 818,532
1,945,760
Energy (4.9%):
Cheniere Energy, Inc. .................................................... 7,530 1,249,679
Diamondback Energy, Inc. ................................................ 7,290 1,129,075
Matador Resources Co. ................................................... 21,340 1,269,303
3,648,057
Financials (10.3%):
Euronet Worldwide, Inc. (a) ................................................ 6,520 517,558
FirstCash Holdings, Inc. .................................................. 15,570 1,562,917
Kinsale Capital Group, Inc. ................................................ 1,630 675,032
LPL Financial Holdings, Inc. ............................................... 6,150 1,461,548
MSCI, Inc. ........................................................... 3,080 1,580,286
Shift4 Payments, Inc. , Class A (a) ............................................ 23,720 1,313,376
Toast, Inc. , Class A (a) .................................................... 30,770 576,322
7,687,039
Health Care (19.5%):
Align Technology, Inc. (a) ................................................. 2,200 671,704
Apellis Pharmaceuticals, Inc. (a) ............................................ 19,670 748,247
Argenx SE , ADR (a) ..................................................... 2,320 1,140,582
Cencora, Inc. .......................................................... 5,280 950,242
Dexcom, Inc. (a) ........................................................ 18,760 1,750,308
Exact Sciences Corp. (a) .................................................. 12,960 884,131
Inspire Medical Systems, Inc. (a) ............................................ 5,290 1,049,748
Insulet Corp. (a) ........................................................ 4,300 685,807
Penumbra, Inc. (a) ....................................................... 1,010 244,329
ResMed, Inc. .......................................................... 2,790 412,557
Sarepta Therapeutics, Inc. (a) ............................................... 5,950 721,259
Seagen, Inc. (a) ......................................................... 5,890 1,249,563
Shockwave Medical, Inc. (a) ............................................... 2,240 445,984
Tenet Healthcare Corp. (a) ................................................. 10,210 672,737
Veeva Systems, Inc. , Class A (a) ............................................. 6,310 1,283,769
West Pharmaceutical Services, Inc. .......................................... 4,520 1,695,949
14,606,916
Industrials (20.5%):
Advanced Drainage Systems, Inc. ........................................... 5,320 605,576
Axon Enterprise, Inc. (a) .................................................. 5,610 1,116,334
Chart Industries, Inc. (a) .................................................. 7,970 1,347,886
Clean Harbors, Inc. (a) ................................................... 9,000 1,506,240
CoStar Group, Inc. (a) .................................................... 7,210 554,377

Victory Portfolios
Victory RS Mid Cap Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Genpact Ltd. .......................................................... 17,680 $ 640,016
HEICO Corp. , Class A ................................................... 9,870 1,275,401
IDEX Corp. ........................................................... 2,430 505,489
Lincoln Electric Holdings, Inc. ............................................. 6,840 1,243,444
Paycom Software, Inc. ................................................... 2,810 728,549
Pentair PLC ........................................................... 8,010 518,647
Quanta Services, Inc. .................................................... 4,050 757,634
Regal Rexnord Corp. .................................................... 4,770 681,538
Saia, Inc. (a) ........................................................... 3,190 1,271,693
Tecnoglass, Inc. ........................................................ 8,620 284,115
Verisk Analytics, Inc. .................................................... 3,910 923,698
Vertiv Holdings Co. ..................................................... 20,200 751,440
Xylem, Inc. ........................................................... 6,545 595,791
15,307,868
Information Technology (22.4%):
Amphenol Corp. , Class A ................................................. 14,390 1,208,616
Confluent, Inc. , Class A (a) ................................................ 50,670 1,500,339
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 7,470 1,250,328
Datadog, Inc. , Class A (a) ................................................. 9,840 896,326
Dynatrace, Inc. (a) ...................................................... 33,560 1,568,259
Fair Isaac Corp. (a) ...................................................... 1,370 1,189,886
Five9, Inc. (a) .......................................................... 13,360 859,048
HubSpot, Inc. (a) ....................................................... 1,890 930,825
Lattice Semiconductor Corp. (a) ............................................. 17,860 1,534,710
MongoDB, Inc. (a) ...................................................... 2,850 985,701
Monolithic Power Systems, Inc. ............................................ 2,640 1,219,680
Splunk, Inc. (a) ......................................................... 9,680 1,415,700
Synopsys, Inc. (a) ....................................................... 4,880 2,239,773
16,799,191
Materials (0.8%):
Albemarle Corp. ....................................................... 3,650 620,646
Total Common Stocks (Cost $61,970,687) 72,704,036
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 183,572 183,572
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 183,572 183,572
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 183,572 183,572
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 183,572 183,572
Total Collateral for Securities Loaned (Cost $734,288) 734,288
Total Investments (Cost $62,704,975) — 98.2% 73,438,324
Other assets in excess of liabilities — 1.8% 1,356,059
NET ASSETS - 100.00% $ 74,794,383
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Science and Technology Fund
5
(Unaudited)
c
Security Description Shares Value
Common Stocks (98.7%)
Biotechnology (22.9%):
89bio, Inc.(a) .......................................................... 67,460 $ 1,041,582
Akebia Therapeutics, Inc.(a) ............................................... 489,210 557,699
Akero Therapeutics, Inc.(a) ................................................ 20,700 1,047,006
Aldeyra Therapeutics, Inc.(a) .............................................. 26,470 176,820
Amicus Therapeutics, Inc.(a) ............................................... 147,170 1,789,587
AnaptysBio, Inc.(a) ..................................................... 28,900 519,044
Apellis Pharmaceuticals, Inc.(a) ............................................ 49,403 1,879,290
Apogee Therapeutics, Inc.(a)(b) ............................................ 10,690 227,697
Arcellx, Inc.(a) ........................................................ 19,490 699,301
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 15,860 405,223
Bridgebio Pharma, Inc.(a) ................................................. 39,420 1,039,505
Cabaletta Bio, Inc.(a)(b) .................................................. 44,050 670,441
Crinetics Pharmaceuticals, Inc.(a) ........................................... 30,000 892,200
Disc Medicine, Inc.(a) ................................................... 13,020 611,680
Dynavax Technologies Corp.(a) ............................................. 22,520 332,620
Exact Sciences Corp.(a) .................................................. 32,000 2,183,040
ImmunoGen, Inc.(a) ..................................................... 58,560 929,347
Immunovant, Inc.(a) ..................................................... 35,430 1,360,158
Krystal Biotech, Inc.(a) ................................................... 14,560 1,688,960
MoonLake Immunotherapeutics(a) .......................................... 18,060 1,029,420
Natera, Inc.(a) ......................................................... 11,470 507,548
Nuvalent, Inc., Class A(a) ................................................. 22,160 1,018,695
Olema Pharmaceuticals, Inc.(a) ............................................. 42,060 519,441
Opthea Ltd., ADR(a) .................................................... 62,480 106,216
ORIC Pharmaceuticals, Inc.(a)(b) ........................................... 82,510 499,186
Regulus Therapeutics, Inc.(a) .............................................. 176,848 244,050
REVOLUTION Medicines, Inc.(a) .......................................... 51,980 1,438,806
Rhythm Pharmaceuticals, Inc.(a) ............................................ 13,370 306,507
Rocket Pharmaceuticals, Inc.(a) ............................................. 25,910 530,896
Roivant Sciences Ltd.(a) .................................................. 53,530 625,230
Sagimet Biosciences, Inc., Class A(a)(b) ...................................... 11,850 104,280
Sarepta Therapeutics, Inc.(a) ............................................... 12,270 1,487,369
SpringWorks Therapeutics, Inc.(a) ........................................... 27,280 630,714
Tyra Biosciences, Inc.(a) .................................................. 21,940 302,114
Vaxcyte, Inc.(a) ........................................................ 45,320 2,310,414
Vertex Pharmaceuticals, Inc.(a) ............................................. 20,410 7,097,374
Y-mAbs Therapeutics, Inc.(a) .............................................. 70,250 382,863
37,192,323
Communication Services (8.3%):
Bandwidth, Inc., Class A(a) ................................................ 28,790 324,463
Meta Platforms, Inc., Class A(a) ............................................ 25,590 7,682,374
Netflix, Inc.(a) ......................................................... 5,710 2,156,096
Take-Two Interactive Software, Inc.(a) ........................................ 17,000 2,386,630
ZoomInfo Technologies, Inc.(a) ............................................. 55,030 902,492
13,452,055
Communications Equipment (0.8%):
Calix, Inc.(a) .......................................................... 29,850 1,368,324
Consumer Discretionary (4.0%):
Amazon.com, Inc.(a) .................................................... 50,990 6,481,849
Financials (2.9%):
Shift4 Payments, Inc., Class A(a) ............................................ 21,800 1,207,066
Visa, Inc., Class A ...................................................... 15,080 3,468,551
4,675,617
Health Care Equipment & Supplies (1.7%):
Inspire Medical Systems, Inc.(a) ............................................ 7,380 1,464,487
Lantheus Holdings, Inc.(a) ................................................ 11,820 821,254

Victory Portfolios
Victory RS Science and Technology Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
RxSight, Inc.(a) ........................................................ 14,560 $ 406,078
2,691,819
Health Care Technology (0.9%):
Veeva Systems, Inc., Class A(a) ............................................. 7,260 1,477,047
Industrials (3.1%):
Lyft, Inc., Class A(a) .................................................... 144,670 1,524,822
Paycom Software, Inc. ................................................... 9,860 2,556,402
Vicor Corp.(a) ......................................................... 17,050 1,004,075
5,085,299
IT Services (3.2%):
Backblaze, Inc., Class A(a) ................................................ 27,660 152,130
MongoDB, Inc.(a) ...................................................... 3,750 1,296,975
Snowflake, Inc., Class A(a) ................................................ 10,430 1,593,391
Twilio, Inc., Class A(a) ................................................... 17,100 1,000,863
Wix.com Ltd.(a) ........................................................ 12,640 1,160,352
5,203,711
Life Sciences Tools & Services (0.6%):
Pacific Biosciences of California, Inc.(a) ...................................... 113,260 945,721
Pharmaceuticals (4.9%):
AN2 Therapeutics, Inc.(a)(b) ............................................... 34,740 558,619
Axsome Therapeutics, Inc.(a) .............................................. 4,760 332,676
Cymabay Therapeutics, Inc.(a) ............................................. 105,210 1,568,681
Eli Lilly & Co. ......................................................... 6,120 3,287,236
Marinus Pharmaceuticals, Inc.(a) ............................................ 63,050 507,552
Structure Therapeutics, Inc., ADR(a) ......................................... 14,290 720,502
Ventyx Biosciences, Inc.(a) ................................................ 28,490 989,458
7,964,724
Real Estate (0.5%):
Opendoor Technologies, Inc.(a) ............................................. 309,180 816,235
Semiconductors & Semiconductor Equipment (21.5%):
Aehr Test Systems(a) .................................................... 39,100 1,786,870
Ambarella, Inc.(a) ...................................................... 31,090 1,648,703
Applied Materials, Inc. ................................................... 15,540 2,151,513
Impinj, Inc.(a) ......................................................... 22,220 1,222,766
Lam Research Corp. ..................................................... 3,310 2,074,609
Lattice Semiconductor Corp.(a) ............................................. 45,490 3,908,956
MACOM Technology Solutions Holdings, Inc.(a) ................................ 51,080 4,167,106
MaxLinear, Inc.(a) ...................................................... 62,760 1,396,410
Monolithic Power Systems, Inc. ............................................ 7,680 3,548,160
NVIDIA Corp. ......................................................... 16,020 6,968,540
ON Semiconductor Corp.(a) ............................................... 15,920 1,479,764
Semtech Corp.(a) ....................................................... 74,980 1,930,735
SiTime Corp.(a) ........................................................ 11,080 1,265,890
SMART Global Holdings, Inc.(a) ........................................... 55,110 1,341,928
34,891,950
Software (23.4%):
Amplitude, Inc., Class A(a) ................................................ 102,670 1,187,892
AppLovin Corp., Class A(a) ............................................... 48,170 1,924,873
Confluent, Inc., Class A(a) ................................................ 56,800 1,681,848
Dynatrace, Inc.(a) ...................................................... 35,040 1,637,419
Fair Isaac Corp.(a) ...................................................... 3,560 3,091,967
Gitlab, Inc., Class A(a) ................................................... 20,350 920,227
Microsoft Corp. ........................................................ 37,000 11,682,750
Monday.com Ltd.(a) ..................................................... 12,610 2,007,764
RingCentral, Inc., Class A(a) ............................................... 24,340 721,194
Salesforce, Inc.(a) ...................................................... 9,780 1,983,188
Samsara, Inc., Class A(a) ................................................. 41,530 1,046,971

Victory Portfolios
Victory RS Science and Technology Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/3/2020
$ 165,796
Security Description Shares Value
ServiceNow, Inc.(a) ..................................................... 6,240 $ 3,487,911
Sprout Social, Inc., Class A(a) .............................................. 26,570 1,325,312
Unity Software, Inc.(a) ................................................... 27,270 856,005
Varonis Systems, Inc.(a) .................................................. 144,360 4,408,755
37,964,076
Total Common Stocks (Cost $108,576,084) 160,210,750
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc.(a) ........................................................ 1,346,518 —(d)
Nuvation Bio, Inc.(a) .................................................... 40,710 4,071
Regulus Therapeutics, Inc.(a)(e) ............................................ 132,637 —(d)
4,071
Total Warrants (Cost $179,261) 4,071
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(f) ........ 371,176 371,176
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(f) ............ 371,176 371,176
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(f) ................ 371,176 371,176
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(f) . 371,176 371,176
Total Collateral for Securities Loaned (Cost $1,484,704) 1,484,704
Total Investments (Cost $110,240,049) — 99.6% 161,699,525
Other assets in excess of liabilities — 0.4% 583,665
NET ASSETS - 100.00% $ 162,283,190
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(f) Rate disclosed is the daily yield on September 30, 2023.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Select Growth Fund
8
(Unaudited)
Security Description Shares Value
Common Stocks (97.2%)
Consumer Discretionary (9.0%):
Abercrombie & Fitch Co.(a) ............................................... 37,590 $ 2,118,948
Ralph Lauren Corp. ..................................................... 17,050 1,979,335
RH(a) ............................................................... 5,250 1,387,890
Wingstop, Inc. ......................................................... 11,010 1,980,039
YETI Holdings, Inc.(a) ................................................... 20,320 979,830
8,446,042
Consumer Staples (5.5%):
BellRing Brands, Inc.(a) .................................................. 51,660 2,129,942
Freshpet, Inc.(a) ........................................................ 15,850 1,044,198
Grocery Outlet Holding Corp.(a) ............................................ 68,400 1,973,340
5,147,480
Energy (4.3%):
Diamondback Energy, Inc. ................................................ 7,270 1,125,977
Matador Resources Co. ................................................... 31,950 1,900,386
Weatherford International PLC(a) ........................................... 11,560 1,044,215
4,070,578
Financials (9.9%):
Euronet Worldwide, Inc.(a) ................................................ 11,020 874,768
Flywire Corp.(a) ....................................................... 69,320 2,210,615
Kinsale Capital Group, Inc. ................................................ 1,660 687,456
LPL Financial Holdings, Inc. ............................................... 4,850 1,152,602
Payoneer Global, Inc.(a) .................................................. 340,570 2,084,288
Shift4 Payments, Inc., Class A(a) ............................................ 30,900 1,710,933
Wintrust Financial Corp. .................................................. 8,000 604,000
9,324,662
Health Care (20.0%):
Acadia Healthcare Co., Inc.(a) .............................................. 21,760 1,529,946
Amicus Therapeutics, Inc.(a) ............................................... 209,610 2,548,858
Apellis Pharmaceuticals, Inc.(a) ............................................ 50,280 1,912,651
Evolent Health, Inc., Class A(a) ............................................. 44,590 1,214,186
Exact Sciences Corp.(a) .................................................. 22,720 1,549,958
Inspire Medical Systems, Inc.(a) ............................................ 7,240 1,436,706
Insulet Corp.(a) ........................................................ 5,220 832,538
Krystal Biotech, Inc.(a) ................................................... 16,080 1,865,280
Penumbra, Inc.(a) ....................................................... 5,450 1,318,409
Sarepta Therapeutics, Inc.(a) ............................................... 18,310 2,219,538
Shockwave Medical, Inc.(a) ............................................... 6,240 1,242,384
Tenet Healthcare Corp.(a) ................................................. 16,850 1,110,246
18,780,700
Industrials (21.9%):
Advanced Drainage Systems, Inc. ........................................... 10,580 1,204,321
Applied Industrial Technologies, Inc. ......................................... 8,810 1,362,114
Axon Enterprise, Inc.(a) .................................................. 8,020 1,595,900
Builders FirstSource, Inc.(a) ............................................... 4,750 591,328
Chart Industries, Inc.(a) .................................................. 14,010 2,369,371
Clean Harbors, Inc.(a) ................................................... 16,110 2,696,170
Genpact Ltd. .......................................................... 30,840 1,116,408
Herc Holdings, Inc. ..................................................... 5,300 630,382
Lincoln Electric Holdings, Inc. ............................................. 8,440 1,534,308
Paylocity Holding Corp.(a) ................................................ 10,700 1,944,190
Saia, Inc.(a) ........................................................... 3,550 1,415,207
Shoals Technologies Group, Inc., Class A(a) .................................... 70,370 1,284,253
Tecnoglass, Inc. ........................................................ 30,380 1,001,325
The AZEK Co., Inc.(a) ................................................... 36,360 1,081,346
Xylem, Inc. ........................................................... 8,247 750,724
20,577,347

Victory Portfolios
Victory RS Select Growth Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Information Technology (24.9%):
Altair Engineering, Inc., Class A(a) .......................................... 19,960 $ 1,248,698
AppLovin Corp., Class A(a) ............................................... 41,070 1,641,157
Axcelis Technologies, Inc.(a) .............................................. 6,190 1,009,280
Badger Meter, Inc. ...................................................... 12,780 1,838,659
Check Point Software Technologies Ltd.(a) .................................... 13,880 1,849,927
Dynatrace, Inc.(a) ...................................................... 73,140 3,417,832
Fabrinet(a) ............................................................ 11,110 1,851,148
Fair Isaac Corp.(a) ...................................................... 910 790,362
Five9, Inc.(a) .......................................................... 22,870 1,470,541
Globant SA(a) ......................................................... 12,020 2,378,157
HubSpot, Inc.(a) ....................................................... 2,500 1,231,250
Lattice Semiconductor Corp.(a) ............................................. 27,380 2,352,763
MACOM Technology Solutions Holdings, Inc.(a) ................................ 29,130 2,376,425
23,456,199
Materials (1.7%):
Avient Corp. .......................................................... 22,850 807,062
Livent Corp.(a) ........................................................ 42,030 773,772
1,580,834
Total Common Stocks (Cost $82,991,980) 91,383,842
Total Investments (Cost $82,991,980) — 97.2% 91,383,842
Other assets in excess of liabilities — 2.8% 2,638,677
NET ASSETS - 100.00% $ 94,022,519
At September 30, 2023, the Fund's investments in foreign securities were 7.5% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Small Cap Equity Fund
10
(Unaudited)
Security Description Shares Value
Common Stocks (98.3%)
Consumer Discretionary (9.4%):
Abercrombie & Fitch Co. (a) ............................................... 14,060 $ 792,562
Ralph Lauren Corp. ..................................................... 3,080 357,557
RH (a) ............................................................... 2,720 719,059
Skyline Champion Corp. (a) ................................................ 7,990 509,123
Under Armour, Inc. , Class C (a) ............................................. 135,100 861,938
3,240,239
Consumer Staples (5.1%):
BellRing Brands, Inc. (a) .................................................. 21,300 878,199
Grocery Outlet Holding Corp. (a) ............................................ 29,860 861,461
1,739,660
Financials (21.5%):
Euronet Worldwide, Inc. (a) ................................................ 8,490 673,936
FirstCash Holdings, Inc. .................................................. 7,260 728,759
Flywire Corp. (a) ....................................................... 54,470 1,737,048
Payoneer Global, Inc. (a) .................................................. 336,160 2,057,299
PROG Holdings, Inc. (a) .................................................. 21,940 728,628
Shift4 Payments, Inc. , Class A (a) ............................................ 27,050 1,497,759
7,423,429
Health Care (14.5%):
Amicus Therapeutics, Inc. (a) ............................................... 99,220 1,206,515
Cymabay Therapeutics, Inc. (a) ............................................. 35,510 529,454
Haemonetics Corp. (a) .................................................... 6,020 539,272
Inspire Medical Systems, Inc. (a) ............................................ 4,150 823,526
Krystal Biotech, Inc. (a) ................................................... 4,410 511,560
Pacific Biosciences of California, Inc. (a) ...................................... 54,770 457,330
PROCEPT BioRobotics Corp. (a) ............................................ 14,100 462,621
Vaxcyte, Inc. (a) ........................................................ 9,550 486,859
5,017,137
Industrials (23.6%):
Bloom Energy Corp. , Class A (a) ............................................ 27,620 366,241
CBIZ, Inc. (a) .......................................................... 26,090 1,354,071
Chart Industries, Inc. (a) .................................................. 13,810 2,335,547
Hayward Holdings, Inc. (a) ................................................ 88,130 1,242,633
Shoals Technologies Group, Inc. , Class A (a) .................................... 75,390 1,375,867
Symbotic, Inc. (a) (b) ..................................................... 10,950 366,059
Vertiv Holdings Co. ..................................................... 14,230 529,356
XPO, Inc. (a) .......................................................... 7,480 558,457
8,128,231
Information Technology (24.2%):
Altair Engineering, Inc. , Class A (a) .......................................... 17,850 1,116,696
Axcelis Technologies, Inc. (a) .............................................. 4,260 694,593
Badger Meter, Inc. ...................................................... 7,660 1,102,044
CyberArk Software Ltd. (a) ................................................ 3,680 602,674
Fabrinet (a) ............................................................ 3,980 663,148
Five9, Inc. (a) .......................................................... 7,240 465,532
MACOM Technology Solutions Holdings, Inc. (a) ................................ 21,490 1,753,154
Q2 Holdings, Inc. (a) ..................................................... 21,690 699,936
Semtech Corp. (a) ....................................................... 20,420 525,815
SiTime Corp. (a) ........................................................ 6,470 739,197
8,362,789
Total Common Stocks (Cost $32,470,870) 33,911,485
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 90,243 90,243
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 90,243 90,243
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 90,243 90,243

Victory Portfolios
Victory RS Small Cap Equity Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 90,243 $ 90,243
Total Collateral for Securities Loaned (Cost $360,972) 360,972
Total Investments (Cost $32,831,842) — 99.3% 34,272,457
Other assets in excess of liabilities — 0.7% 255,904
NET ASSETS - 100.00% $ 34,528,361
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Small Cap Growth Fund
12
(Unaudited)
Security Description Shares Value
Common Stocks (98.3%)
Consumer Discretionary (8.2%):
Abercrombie & Fitch Co.(a) ............................................... 99,860 $ 5,629,108
Ralph Lauren Corp. ..................................................... 45,370 5,267,003
RH(a) ............................................................... 18,440 4,874,799
Shake Shack, Inc., Class A(a) .............................................. 36,680 2,130,008
Skyline Champion Corp.(a) ................................................ 114,900 7,321,428
Sweetgreen, Inc., Class A(a) ............................................... 150,120 1,763,910
Texas Roadhouse, Inc. ................................................... 16,330 1,569,313
Under Armour, Inc., Class C(a) ............................................. 1,089,900 6,953,562
Wingstop, Inc. ......................................................... 16,830 3,026,707
YETI Holdings, Inc.(a) ................................................... 107,960 5,205,831
43,741,669
Consumer Staples (4.4%):
BellRing Brands, Inc.(a) .................................................. 275,470 11,357,628
Celsius Holdings, Inc.(a) .................................................. 17,060 2,927,496
elf Beauty, Inc.(a) ....................................................... 12,590 1,382,760
Grocery Outlet Holding Corp.(a) ............................................ 283,780 8,187,053
23,854,937
Energy (5.0%):
Callon Petroleum Co.(a) .................................................. 85,440 3,342,413
Matador Resources Co. ................................................... 125,730 7,478,420
Permian Resources Corp.(b) ............................................... 284,650 3,973,714
Tidewater, Inc.(a) ....................................................... 87,770 6,237,814
Weatherford International PLC(a) ........................................... 64,750 5,848,867
26,881,228
Financials (8.5%):
Euronet Worldwide, Inc.(a) ................................................ 46,610 3,699,902
FirstCash Holdings, Inc. .................................................. 121,220 12,168,064
Flywire Corp.(a) ....................................................... 279,020 8,897,948
Kinsale Capital Group, Inc. ................................................ 2,650 1,097,444
Payoneer Global, Inc.(a) .................................................. 1,277,310 7,817,137
Shift4 Payments, Inc., Class A(a) ............................................ 127,230 7,044,725
Upstart Holdings, Inc.(a)(b) ............................................... 37,010 1,056,265
Wintrust Financial Corp. .................................................. 49,900 3,767,450
45,548,935
Health Care (22.6%):
89bio, Inc.(a) .......................................................... 155,120 2,395,053
Acadia Healthcare Co., Inc.(a) .............................................. 95,750 6,732,182
Akero Therapeutics, Inc.(a) ................................................ 53,750 2,718,675
Amicus Therapeutics, Inc.(a) ............................................... 677,660 8,240,346
Apellis Pharmaceuticals, Inc.(a) ............................................ 178,760 6,800,030
Bridgebio Pharma, Inc.(a) ................................................. 130,710 3,446,823
Cymabay Therapeutics, Inc.(a) ............................................. 282,770 4,216,101
Disc Medicine, Inc.(a) ................................................... 42,580 2,000,408
Evolent Health, Inc., Class A(a) ............................................. 230,350 6,272,430
Haemonetics Corp.(a) .................................................... 40,170 3,598,429
HealthEquity, Inc.(a) .................................................... 82,930 6,058,036
Immunovant, Inc.(a) ..................................................... 106,440 4,086,232
Inspire Medical Systems, Inc.(a) ............................................ 43,360 8,604,358
Krystal Biotech, Inc.(a) ................................................... 46,200 5,359,200
Lantheus Holdings, Inc.(a) ................................................ 58,710 4,079,171
LivaNova PLC(a) ....................................................... 62,050 3,281,204
MoonLake Immunotherapeutics(a)(b) ........................................ 53,960 3,075,720
Nuvalent, Inc., Class A(a) ................................................. 58,430 2,686,027
Opthea Ltd., ADR(a) .................................................... 386,965 657,841
Pacific Biosciences of California, Inc.(a) ...................................... 141,830 1,184,280
PROCEPT BioRobotics Corp.(a) ............................................ 100,830 3,308,232
Pulmonx Corp.(a) ....................................................... 352,100 3,637,193
REVOLUTION Medicines, Inc.(a) .......................................... 90,930 2,516,942

Victory Portfolios
Victory RS Small Cap Growth Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Roivant Sciences Ltd.(a)(b) ................................................ 284,450 $ 3,322,376
RxSight, Inc.(a) ........................................................ 39,720 1,107,791
Shockwave Medical, Inc.(a) ............................................... 20,550 4,091,505
Structure Therapeutics, Inc., ADR(a) ......................................... 47,000 2,369,740
Surgery Partners, Inc.(a) .................................................. 206,160 6,030,180
Vaxcyte, Inc.(a) ........................................................ 120,020 6,118,620
Ventyx Biosciences, Inc.(a) ................................................ 77,720 2,699,216
120,694,341
Industrials (23.3%):
AAR Corp.(a) ......................................................... 135,840 8,086,555
Applied Industrial Technologies, Inc. ......................................... 39,450 6,099,364
Atkore, Inc.(a) ......................................................... 29,780 4,442,878
Bloom Energy Corp., Class A(a) ............................................ 263,050 3,488,043
Chart Industries, Inc.(a) .................................................. 45,519 7,698,173
Clean Harbors, Inc.(a) ................................................... 70,710 11,834,026
Comfort Systems USA, Inc. ............................................... 19,670 3,351,965
Herc Holdings, Inc. ..................................................... 25,060 2,980,636
Hexcel Corp. .......................................................... 64,020 4,170,263
Kornit Digital Ltd.(a) .................................................... 177,290 3,352,554
Maximus, Inc. ......................................................... 67,000 5,003,560
McGrath RentCorp ...................................................... 67,980 6,814,315
Moog, Inc., Class A ..................................................... 63,860 7,213,626
Paycor HCM, Inc.(a) .................................................... 192,520 4,395,232
Shoals Technologies Group, Inc., Class A(a) .................................... 373,090 6,808,893
Simpson Manufacturing Co., Inc. ........................................... 40,230 6,026,856
Tecnoglass, Inc. ........................................................ 145,930 4,809,853
The AZEK Co., Inc.(a) ................................................... 198,210 5,894,765
Vertiv Holdings Co. ..................................................... 144,330 5,369,076
Watts Water Technologies, Inc., Class A ....................................... 21,640 3,739,825
WNS Holdings Ltd., ADR(a) .............................................. 72,527 4,965,198
XPO, Inc.(a) .......................................................... 108,030 8,065,520
124,611,176
Information Technology (24.4%):
Advanced Energy Industries, Inc. ........................................... 53,280 5,494,234
Altair Engineering, Inc., Class A(a) .......................................... 100,190 6,267,886
Axcelis Technologies, Inc.(a) .............................................. 35,070 5,718,164
Badger Meter, Inc. ...................................................... 55,080 7,924,360
Belden, Inc. ........................................................... 47,060 4,543,643
Box, Inc., Class A(a) .................................................... 223,090 5,401,009
Braze, Inc., Class A(a) ................................................... 146,740 6,857,160
Confluent, Inc., Class A(a) ................................................ 123,020 3,642,622
CyberArk Software Ltd.(a) ................................................ 54,030 8,848,493
Fabrinet(a) ............................................................ 37,170 6,193,265
Five9, Inc.(a) .......................................................... 58,930 3,789,199
Globant SA(a) ......................................................... 42,140 8,337,399
MACOM Technology Solutions Holdings, Inc.(a) ................................ 171,863 14,020,584
PagerDuty, Inc.(a) ...................................................... 130,210 2,928,423
Procore Technologies, Inc.(a) .............................................. 80,150 5,235,398
Semtech Corp.(a) ....................................................... 223,200 5,747,400
SiTime Corp.(a) ........................................................ 64,090 7,322,283
Sprout Social, Inc., Class A(a) .............................................. 232,380 11,591,114
Super Micro Computer, Inc.(a) ............................................. 13,200 3,619,704
Varonis Systems, Inc.(a) .................................................. 227,260 6,940,520
130,422,860
Materials (1.9%):
Avient Corp. .......................................................... 118,900 4,199,548
Livent Corp.(a) ........................................................ 185,230 3,410,084
Summit Materials, Inc., Class A(a) .......................................... 76,010 2,366,952
9,976,584
Total Common Stocks (Cost $479,868,337) 525,731,730

Victory Portfolios
Victory RS Small Cap Growth Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(c) ........ 1,419,061 $ 1,419,061
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(c) ............ 1,419,061 1,419,061
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(c) ............... 1,419,061 1,419,061
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(c) . 1,419,061 1,419,061
Total Collateral for Securities Loaned (Cost $5,676,244) 5,676,244
Total Investments (Cost $485,544,581) — 99.4% 531,407,974
Other assets in excess of liabilities — 0.6% 3,418,195
NET ASSETS - 100.00% $ 534,826,169
At September 30, 2023, the Fund's investments in foreign securities were 8.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Global Fund
1
(Unaudited)
Security Description Shares Value
Common Stocks (96.4%)
Australia (1.6%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 168,257 $ 4,394,944
Financials (0.4%):
Macquarie Group Ltd. ................................................... 18,126 1,940,631
Health Care (0.4%):
CSL Ltd. ............................................................. 13,478 2,170,845
8,506,420
Belgium (0.5%):
Information Technology (0.5%):
Melexis NV ........................................................... 29,835 2,567,388
Bermuda (0.8%):
Industrials (0.8%):
Triton International Ltd. .................................................. 55,217 4,392,512
Canada (4.2%):
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 104,145 5,289,686
Energy (0.8%):
Parex Resources, Inc. .................................................... 222,245 4,171,287
Industrials (0.5%):
Bombardier, Inc. , Class B (a) ............................................... 82,946 2,892,513
Information Technology (1.3%):
Constellation Software, Inc. ............................................... 3,511 7,249,164
Materials (0.6%):
Agnico Eagle Mines Ltd. ................................................. 66,135 3,005,561
22,608,211
China (2.0%):
Communication Services (1.1%):
Tencent Holdings Ltd. ................................................... 156,500 6,066,753
Consumer Staples (0.2%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 254,614 1,333,738
Financials (0.7%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 7,423,000 3,560,490
10,960,981
Denmark (2.0%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 30,767 3,175,450
Health Care (1.4%):
Novo Nordisk A/S , Class B ................................................ 84,920 7,733,443
10,908,893
France (4.4%):
Consumer Discretionary (0.6%):
La Francaise des Jeux SAEM (b) ............................................ 99,700 3,237,778
Consumer Staples (0.7%):
L'Oreal SA ........................................................... 9,270 3,841,073
Energy (0.8%):
Gaztransport Et Technigaz SA .............................................. 35,707 4,388,100

Victory Portfolios
Victory RS Global Fund
2
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Industrials (1.4%):
Rexel SA ............................................................. 159,746 $ 3,578,773
Safran SA ............................................................ 24,002 3,760,819
7,339,592
Materials (0.9%):
Arkema SA ........................................................... 48,165 4,740,745
23,547,288
Germany (0.8%):
Consumer Discretionary (0.5%):
Volkswagen AG , Preference Shares .......................................... 22,381 2,571,210
Utilities (0.3%):
RWE AG ............................................................. 50,645 1,879,674
4,450,884
Indonesia (0.6%):
Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk ........................................... 13,356,100 3,238,658
Italy (0.6%):
Utilities (0.6%):
Snam SpA ............................................................ 638,657 2,996,341
Japan (5.5%):
Communication Services (1.1%):
Capcom Co. Ltd. ....................................................... 89,700 3,228,889
Kakaku.com, Inc. ....................................................... 282,000 2,856,089
6,084,978
Consumer Discretionary (0.7%):
ZOZO, Inc. ........................................................... 203,000 3,717,668
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 68,300 2,678,874
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 258,600 4,391,087
Health Care (0.5%):
Hoya Corp. ........................................................... 24,300 2,489,078
Industrials (1.1%):
Fuji Electric Co. Ltd. .................................................... 65,500 2,950,231
Nippon Yusen KK ...................................................... 113,700 2,952,598
5,902,829
Information Technology (0.5%):
Oracle Corp. .......................................................... 40,500 3,000,448
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 72,000 1,632,649
29,897,611
Netherlands (0.7%):
Information Technology (0.7%):
ASM International NV ................................................... 9,247 3,860,950
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 198,188 2,554,190

Victory Portfolios
Victory RS Global Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Norway (0.7%):
Energy (0.3%):
Aker BP ASA ......................................................... 66,678 $ 1,841,625
Financials (0.4%):
SpareBank 1 SMN ...................................................... 166,050 2,124,559
3,966,184
Singapore (0.7%):
Financials (0.7%):
Singapore Exchange Ltd. ................................................. 517,600 3,683,023
South Africa (0.6%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 404,661 2,971,750
South Korea (0.8%):
Information Technology (0.8%):
Samsung Electronics Co. Ltd. .............................................. 89,554 4,527,996
Spain (1.0%):
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 699,774 5,662,444
Sweden (0.5%):
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 243,308 2,846,425
Switzerland (2.7%):
Financials (1.5%):
Chubb Ltd. ........................................................... 23,117 4,812,497
Partners Group Holding AG ............................................... 3,181 3,571,951
8,384,448
Health Care (1.2%):
Roche Holding AG ...................................................... 23,536 6,427,110
14,811,558
Taiwan (2.3%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd. ........................................... 3,840,000 5,302,965
Information Technology (1.3%):
ASE Technology Holding Co. Ltd. ........................................... 1,108,000 3,782,644
Lite-On Technology Corp. ................................................ 924,000 3,488,964
7,271,608
12,574,573
United Kingdom (4.5%):
Consumer Discretionary (1.2%):
Greggs PLC ........................................................... 120,417 3,584,307
Next PLC ............................................................ 30,128 2,671,661
6,255,968
Consumer Staples (0.5%):
Imperial Brands PLC .................................................... 137,177 2,782,372
Financials (0.8%):
HSBC Holdings PLC .................................................... 560,472 4,385,188
Industrials (0.5%):
Ashtead Group PLC ..................................................... 44,217 2,680,993
Materials (1.5%):
Croda International PLC .................................................. 29,315 1,750,744

Victory Portfolios
Victory RS Global Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Rio Tinto PLC ......................................................... 100,816 $ 6,329,445
8,080,189
24,184,710
United States (58.4%):
Communication Services (4.4%):
Alphabet, Inc. , Class C (a) ................................................. 94,088 12,405,503
Meta Platforms, Inc. , Class A (a) ............................................ 37,761 11,336,230
23,741,733
Consumer Discretionary (7.9%):
Amazon.com, Inc. (a) .................................................... 90,588 11,515,547
McDonald's Corp. ...................................................... 40,994 10,799,459
PulteGroup, Inc. ........................................................ 72,931 5,400,540
Ross Stores, Inc. ....................................................... 45,343 5,121,492
Tesla, Inc. (a) .......................................................... 25,755 6,444,416
Ulta Beauty, Inc. (a) ..................................................... 8,515 3,401,317
42,682,771
Consumer Staples (3.0%):
Colgate-Palmolive Co. ................................................... 104,603 7,438,319
PepsiCo, Inc. .......................................................... 52,588 8,910,511
16,348,830
Energy (2.7%):
APA Corp. ............................................................ 123,688 5,083,577
Cactus, Inc. , Class A ..................................................... 49,155 2,468,072
ConocoPhillips ........................................................ 58,666 7,028,187
14,579,836
Financials (9.1%):
Bank of America Corp. ................................................... 183,228 5,016,783
JPMorgan Chase & Co. .................................................. 63,512 9,210,510
LPL Financial Holdings, Inc. ............................................... 21,529 5,116,367
Mastercard, Inc. , Class A ................................................. 27,621 10,935,430
S&P Global, Inc. ....................................................... 22,443 8,200,896
Synchrony Financial ..................................................... 79,302 2,424,262
The PNC Financial Services Group, Inc. ...................................... 26,879 3,299,935
Unum Group .......................................................... 103,778 5,104,840
49,309,023
Health Care (8.3%):
Amgen, Inc. ........................................................... 30,195 8,115,208
CVS Health Corp. ...................................................... 95,921 6,697,205
Eli Lilly & Co. ......................................................... 20,983 11,270,599
IDEXX Laboratories, Inc. (a) ............................................... 12,563 5,493,423
Johnson & Johnson ..................................................... 44,560 6,940,220
UnitedHealth Group, Inc. ................................................. 12,380 6,241,872
44,758,527
Industrials (4.1%):
AGCO Corp. .......................................................... 27,388 3,239,453
Delta Air Lines, Inc. ..................................................... 126,597 4,684,089
Eaton Corp. PLC ....................................................... 33,293 7,100,731
Lennox International, Inc. ................................................. 19,013 7,119,228
22,143,501
Information Technology (16.0%):
Apple, Inc. ........................................................... 160,818 27,533,650
Cisco Systems, Inc. ..................................................... 121,088 6,509,691
Fortinet, Inc. (a) ........................................................ 109,362 6,417,362
Microsoft Corp. ........................................................ 78,495 24,784,796
NVIDIA Corp. ......................................................... 32,769 14,254,187

Victory Portfolios
Victory RS Global Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Texas Instruments, Inc. ................................................... 41,493 $ 6,597,802
86,097,488
Materials (0.4%):
Alcoa Corp. ........................................................... 75,704 2,199,958
Real Estate (0.9%):
Prologis, Inc. .......................................................... 43,611 4,893,590
Utilities (1.6%):
Constellation Energy Corp. ................................................ 47,127 5,140,613
MGE Energy, Inc. ...................................................... 50,362 3,450,301
8,590,914
315,346,171
Total Common Stocks (Cost $440,824,953) 521,065,161
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (c) ........................................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI ACWI ETF ................................................. 58,634 5,416,022
Total Exchange-Traded Funds (Cost $5,127,835) 5,416,022
Total Investments (Cost $445,952,788) — 97.4% 526,481,183
Other assets in excess of liabilities — 2.6% 13,955,951
NET ASSETS - 100.00% $ 540,437,134
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$3,237,778 and amounted to 0.6% of net assets.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2023.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS International Fund
6
(Unaudited)
Security Description Shares Value
Common Stocks (97.3%)
Australia (6.5%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 124,349 $ 3,248,048
Financials (1.2%):
Macquarie Group Ltd. ................................................... 37,484 4,013,164
Health Care (1.1%):
CSL Ltd. ............................................................. 23,120 3,723,842
Materials (2.3%):
BHP Group Ltd. ........................................................ 263,240 7,392,924
Real Estate (0.9%):
Scentre Group ......................................................... 1,965,599 3,087,962
21,465,940
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV ........................................................... 33,549 2,886,988
China (0.9%):
Communication Services (0.9%):
Tencent Holdings Ltd. ................................................... 73,700 2,856,995
Denmark (5.1%):
Consumer Discretionary (1.3%):
Pandora A/S .......................................................... 39,366 4,062,949
Health Care (3.8%):
Novo Nordisk A/S , Class B ................................................ 137,258 12,499,729
16,562,678
France (12.1%):
Consumer Discretionary (4.2%):
La Francaise des Jeux SAEM (a) ............................................ 95,958 3,116,256
LVMH Moet Hennessy Louis Vuitton SE ...................................... 13,954 10,531,461
13,647,717
Consumer Staples (2.5%):
L'Oreal SA ........................................................... 19,498 8,079,097
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 17,944 2,205,172
Industrials (2.4%):
Rexel SA ............................................................. 131,151 2,938,162
Safran SA ............................................................ 32,313 5,063,050
8,001,212
Information Technology (0.8%):
Capgemini SE ......................................................... 14,986 2,614,605
Materials (1.5%):
Arkema SA ........................................................... 51,963 5,114,572
39,662,375
Germany (7.5%):
Consumer Discretionary (0.7%):
Volkswagen AG , Preference Shares .......................................... 19,424 2,231,499
Financials (1.9%):
Allianz SE , Registered Shares .............................................. 26,260 6,248,398

Victory Portfolios
Victory RS International Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Industrials (2.2%):
Siemens AG , Registered Shares ............................................. 50,011 $ 7,146,028
Information Technology (1.8%):
SAP SE .............................................................. 45,725 5,917,924
Utilities (0.9%):
RWE AG ............................................................. 83,545 3,100,748
24,644,597
Hong Kong (2.1%):
Financials (1.3%):
AIA Group Ltd. ........................................................ 518,000 4,189,276
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 527,000 2,768,205
6,957,481
Italy (1.0%):
Utilities (1.0%):
Snam SpA ............................................................ 706,369 3,314,021
Japan (22.3%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 102,300 3,682,445
Kakaku.com, Inc. ....................................................... 206,300 2,089,402
5,771,847
Consumer Discretionary (3.4%):
Toyota Motor Corp. ..................................................... 479,300 8,599,950
ZOZO, Inc. ........................................................... 138,600 2,538,270
11,138,220
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 84,300 3,306,429
Financials (2.9%):
Mizuho Financial Group, Inc. .............................................. 290,100 4,925,964
Tokio Marine Holdings, Inc. ............................................... 196,600 4,552,627
9,478,591
Health Care (2.5%):
Hoya Corp. ........................................................... 51,200 5,244,477
Shionogi & Co. Ltd. ..................................................... 66,800 2,979,977
8,224,454
Industrials (6.7%):
Fuji Electric Co. Ltd. .................................................... 95,200 4,287,969
MISUMI Group, Inc. .................................................... 60,600 943,818
Mitsubishi Heavy Industries Ltd. ............................................ 95,300 5,316,252
Nippon Yusen KK ...................................................... 144,900 3,762,809
OKUMA Corp. ........................................................ 59,400 2,609,031
Sanwa Holdings Corp. ................................................... 371,500 4,931,246
21,851,125
Information Technology (2.4%):
Fujitsu Ltd. ........................................................... 23,500 2,764,230
Oracle Corp. .......................................................... 55,300 4,096,907
Ulvac, Inc. ............................................................ 28,500 1,027,020
7,888,157
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd. .................................... 101,500 2,635,449

Victory Portfolios
Victory RS International Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.8%):
Tokyo Gas Co. Ltd. ..................................................... 120,400 $ 2,730,153
73,024,425
Netherlands (5.2%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 580,246 1,911,454
Financials (1.7%):
ING Groep NV ........................................................ 417,359 5,500,064
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 40,308 4,879,642
Information Technology (1.4%):
ASM International NV ................................................... 11,150 4,655,520
16,946,680
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 186,545 2,404,138
Norway (1.3%):
Energy (0.4%):
Aker BP ASA ......................................................... 47,769 1,319,364
Financials (0.9%):
SpareBank 1 SMN ...................................................... 239,674 3,066,556
4,385,920
Spain (2.2%):
Financials (2.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 882,288 7,139,314
Sweden (2.0%):
Industrials (2.0%):
Atlas Copco AB , Class B ................................................. 564,591 6,605,067
Switzerland (12.5%):
Consumer Staples (3.7%):
Coca-Cola HBC AG ..................................................... 144,035 3,937,812
Nestle SA , Registered Shares .............................................. 72,981 8,263,415
12,201,227
Financials (3.1%):
Partners Group Holding AG ............................................... 4,155 4,665,658
UBS Group AG ........................................................ 217,023 5,347,212
10,012,870
Health Care (5.7%):
Novartis AG , Registered Shares ............................................. 101,309 10,349,377
Roche Holding AG ...................................................... 30,682 8,378,509
18,727,886
40,941,983
United Kingdom (15.0%):
Consumer Discretionary (1.8%):
Greggs PLC ........................................................... 103,227 3,072,633
Next PLC ............................................................ 32,006 2,838,196
5,910,829
Consumer Staples (2.5%):
Diageo PLC ........................................................... 118,162 4,355,693
Imperial Brands PLC .................................................... 186,992 3,792,774
8,148,467

Victory Portfolios
Victory RS International Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Energy (3.6%):
BP PLC .............................................................. 619,271 $ 3,991,123
Shell PLC ............................................................ 246,866 7,822,937
11,814,060
Financials (3.0%):
Barclays PLC ......................................................... 784,925 1,512,638
HSBC Holdings PLC .................................................... 900,567 7,046,125
Legal & General Group PLC ............................................... 426,350 1,150,246
9,709,009
Industrials (1.0%):
Ashtead Group PLC ..................................................... 57,199 3,468,126
Materials (2.4%):
Croda International PLC .................................................. 37,553 2,242,731
Rio Tinto PLC ......................................................... 88,933 5,583,405
7,826,136
Utilities (0.7%):
Centrica PLC .......................................................... 1,308,336 2,460,460
49,337,087
Total Common Stocks (Cost $285,435,797) 319,135,689
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 4,988 343,773
Total Exchange-Traded Funds (Cost $329,657) 343,773
Total Investments (Cost $285,765,454) — 97.4% 319,479,462
Other assets in excess of liabilities — 2.6% 8,484,281
NET ASSETS - 100.00% $ 327,963,743
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$3,116,256 and amounted to 1.0% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Sophus Emerging Markets Fund
10
(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Brazil (7.9%):
Communication Services (0.6%):
TIM SA .............................................................. 810,200 $ 2,400,820
Consumer Discretionary (0.6%):
Vibra Energia SA ....................................................... 551,874 2,077,943
Consumer Staples (0.5%):
Sao Martinho SA ....................................................... 254,100 1,985,306
Energy (1.4%):
Petroleo Brasileiro SA , ADR ............................................... 350,917 5,260,246
Financials (1.1%):
Itau Unibanco Holding SA , ADR ............................................ 760,225 4,082,408
Industrials (0.8%):
Santos Brasil Participacoes SA ............................................. 972,000 1,657,752
SIMPAR SA .......................................................... 769,764 1,354,199
3,011,951
Information Technology (0.6%):
TOTVS SA ........................................................... 410,800 2,207,328
Materials (1.8%):
Gerdau SA , Preference Shares .............................................. 454,950 2,184,709
Vale SA .............................................................. 344,600 4,634,533
6,819,242
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA ................................... 380,700 1,861,490
29,706,734
Chile (0.4%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 26
Utilities (0.4%):
Enel Chile SA ......................................................... 21,509,105 1,307,186
1,307,212
China (26.0%):
Communication Services (8.1%):
Baidu, Inc. , Class A (b) ................................................... 391,896 6,596,083
NetEase, Inc. .......................................................... 339,800 6,813,633
Tencent Holdings Ltd. ................................................... 444,415 17,227,835
30,637,551
Consumer Discretionary (7.9%):
Alibaba Group Holding Ltd. (b) ............................................. 1,245,872 13,508,408
BYD Co. Ltd. , Class H ................................................... 154,000 4,744,926
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 373,200 1,891,863
H World Group, Ltd. , ADR (b) .............................................. 99,880 3,938,268
Hisense Home Appliances Group Co. Ltd. , Class A ............................... 514,200 1,658,531
MINISO Group Holding Ltd. , ADR .......................................... 93,808 2,429,627
Yadea Group Holdings Ltd. (c) .............................................. 912,000 1,688,885
29,860,508
Consumer Staples (1.1%):
Chenguang Biotech Group Co. Ltd. , Class A ................................... 814,700 1,675,808
Tsingtao Brewery Co. Ltd. , Class H .......................................... 290,000 2,361,537
4,037,345

Victory Portfolios
Victory Sophus Emerging Markets Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Energy (0.8%):
PetroChina Co. Ltd. , Class H .............................................. 4,150,000 $ 3,110,245
Financials (3.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 12,445,000 5,969,325
PICC Property & Casualty Co. Ltd. , Class H ................................... 2,894,000 3,705,855
Ping An Insurance Group Co. of China Ltd. , Class H .............................. 679,000 3,851,171
13,526,351
Health Care (0.9%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 51,800 1,924,964
WuXi AppTec Co. Ltd. , Class A ............................................ 106,500 1,265,779
3,190,743
Industrials (2.1%):
China Railway Group Ltd. , Class H .......................................... 6,642,000 3,415,934
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 77,100 2,153,803
ZTO Express Cayman, Inc. , ADR ........................................... 100,671 2,433,218
8,002,955
Information Technology (0.5%):
Luxshare Precision Industry Co. Ltd. , Class A ................................... 468,900 1,923,374
Materials (1.0%):
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 4,673,000 2,014,088
Tianqi Lithium Corp. , Class A .............................................. 211,100 1,594,788
3,608,876
97,897,948
Greece (2.1%):
Energy (0.6%):
Motor Oil Hellas Corinth Refineries SA ....................................... 92,174 2,327,804
Financials (0.9%):
National Bank of Greece SA (b) ............................................. 625,511 3,521,038
Industrials (0.6%):
Mytilineos SA ......................................................... 59,675 2,196,201
8,045,043
Hong Kong (1.1%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 1,734,000 1,212,002
Real Estate (0.8%):
China Resources Land Ltd. ................................................ 698,000 2,771,944
3,983,946
India (14.9%):
Consumer Discretionary (2.7%):
Mahindra & Mahindra Ltd. ................................................ 258,140 4,820,758
Raymond Ltd. ......................................................... 110,113 2,392,926
Tata Motors Ltd. ....................................................... 389,054 2,942,947
10,156,631
Financials (5.1%):
Cholamandalam Investment and Finance Co. Ltd. ................................ 146,346 2,140,785
ICICI Bank Ltd. , ADR ................................................... 459,679 10,627,779
LIC Housing Finance Ltd. ................................................. 459,501 2,563,283
Manappuram Finance Ltd. ................................................ 2,153,888 3,877,093
19,208,940
Health Care (1.4%):
Apollo Hospitals Enterprise Ltd. ............................................ 44,521 2,749,273

Victory Portfolios
Victory Sophus Emerging Markets Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Dr. Reddy's Laboratories Ltd. .............................................. 35,255 $ 2,366,111
5,115,384
Industrials (2.4%):
Ashok Leyland Ltd. ..................................................... 1,387,451 2,950,863
Larsen & Toubro Ltd. .................................................... 124,698 4,530,916
WNS Holdings Ltd. , ADR (b) .............................................. 22,896 1,567,460
9,049,239
Materials (2.3%):
JK Paper Ltd. .......................................................... 390,167 1,841,193
Tata Steel Ltd. ......................................................... 2,369,996 3,665,907
UltraTech Cement Ltd. ................................................... 32,144 3,187,815
8,694,915
Utilities (1.0%):
Power Grid Corp. of India Ltd. ............................................. 1,570,057 3,768,834
55,993,943
Indonesia (2.0%):
Energy (0.4%):
PT Adaro Energy Indonesia Tbk ............................................ 8,373,300 1,540,713
Financials (1.6%):
PT Bank Mandiri Persero Tbk .............................................. 15,580,200 6,066,196
7,606,909
Ireland (1.5%):
Consumer Discretionary (1.5%):
PDD Holdings, Inc. , ADR (b) ............................................... 57,571 5,645,988
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA , ADR ...................................................... 100,858 4,024,234
Mexico (4.7%):
Consumer Discretionary (0.4%):
Alsea SAB de CV (b) .................................................... 450,880 1,640,811
Consumer Staples (1.5%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 39,879 4,352,793
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 679,145 1,352,482
5,705,275
Financials (1.6%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 705,926 5,919,415
Industrials (0.7%):
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 158,062 2,598,369
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 498,616 1,645,122
17,508,992
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA , Class A ................................................ 20,516 1,828,386
Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC .................................................... 682,624 2,573,338
Russian Federation (0.0%):(a)
Consumer Staples (0.0%):(a)
Magnit PJSC (b) (d) (e) .................................................... 41,301 385

Victory Portfolios
Victory Sophus Emerging Markets Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Energy (0.0%):(a)
Gazprom PJSC (b) (d) (e) .................................................. 1,511,910 $ 37,581
Rosneft Oil Co. PJSC , GDR (b) (d) (e) ......................................... 677,591 31,752
69,333
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (d) (e) ...................................... 446,943 —
69,718
Saudi Arabia (3.1%):
Communication Services (0.8%):
Saudi Telecom Co. ...................................................... 318,728 3,196,603
Information Technology (0.6%):
Arabian Internet & Communications Services Co. ................................ 26,690 2,277,513
Materials (1.7%):
SABIC Agri-Nutrients Co. ................................................ 97,948 3,476,283
Sahara International Petrochemical Co. ....................................... 284,683 2,874,867
6,351,150
11,825,266
South Korea (13.0%):
Communication Services (0.4%):
JYP Entertainment Corp. ................................................. 19,558 1,624,272
Consumer Discretionary (2.2%):
Hyundai Mobis Co. Ltd. .................................................. 19,077 3,395,797
Kia Corp. ............................................................ 83,227 5,010,198
8,405,995
Consumer Staples (0.2%):
BGF retail Co. Ltd. ..................................................... 7,523 786,589
Financials (1.9%):
DB Insurance Co. Ltd. ................................................... 57,605 3,817,453
Samsung Securities Co. Ltd. ............................................... 125,563 3,416,730
7,234,183
Health Care (0.9%):
Samsung Biologics Co. Ltd. (b) (c) ........................................... 6,690 3,377,526
Industrials (1.2%):
Hyundai Rotem Co. Ltd. (b) ................................................ 90,055 1,849,634
Samsung Engineering Co. Ltd. (b) ........................................... 110,661 2,476,638
4,326,272
Information Technology (6.2%):
HAESUNG DS Co. Ltd. .................................................. 32,572 1,352,009
Innox Advanced Materials Co. Ltd. .......................................... 98,952 2,332,773
Samsung Electronics Co. Ltd. .............................................. 385,575 19,495,300
23,180,082
48,934,919
Taiwan (13.5%):
Consumer Discretionary (0.4%):
Poya International Co. Ltd. ................................................ 110,090 1,645,017
Health Care (0.9%):
Lotus Pharmaceutical Co. Ltd. ............................................. 212,000 1,566,510
Universal Vision Biotechnology Co. Ltd. ...................................... 160,431 1,671,635
3,238,145
Industrials (0.7%):
Fortune Electric Co. Ltd. ................................................. 318,000 2,675,148

Victory Portfolios
Victory Sophus Emerging Markets Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Magnit PJSC ...............................................
9/16/2021
3,251,080
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
6,053,328
Security Description Shares Value
Information Technology (11.5%):
Gold Circuit Electronics Ltd. ............................................... 488,100 $ 3,326,307
King Yuan Electronics Co. Ltd. ............................................. 1,053,000 2,483,619
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,706,998 27,838,607
Unimicron Technology Corp. .............................................. 719,000 3,879,736
United Microelectronics Corp. ............................................. 2,374,000 3,333,956
Wiwynn Corp. ......................................................... 52,000 2,425,132
43,287,357
50,845,667
Thailand (2.4%):
Energy (1.0%):
PTT Exploration & Production PCL .......................................... 822,300 3,837,592
Financials (0.9%):
SCB X PCL ........................................................... 1,206,100 3,388,668
Real Estate (0.5%):
AP Thailand PCL ....................................................... 5,117,200 1,656,427
8,882,687
Turkey (0.5%):
Industrials (0.5%):
Pegasus Hava Tasimaciligi A/S (b) ........................................... 63,748 1,913,452
United Arab Emirates (2.9%):
Consumer Discretionary (0.7%):
Americana Restaurants International PLC ..................................... 2,587,529 2,890,168
Financials (1.1%):
Emirates NBD Bank PJSC ................................................ 838,145 4,061,922
Real Estate (1.1%):
Emaar Properties PJSC ................................................... 1,882,889 4,120,750
11,072,840
United Kingdom (0.4%):
Health Care (0.4%):
Hikma Pharmaceuticals PLC ............................................... 52,020 1,320,736
United States (0.8%):
Consumer Discretionary (0.8%):
Samsonite International SA (b) (c) ............................................ 901,200 3,081,956
Total Common Stocks (Cost $367,554,989) 374,069,914
Total Investments (Cost $367,554,989) — 99.5% 374,069,914
Other assets in excess of liabilities — 0.5% 2,053,554
NET ASSETS - 100.00% $ 376,123,468
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$8,148,367 and amounted to 2.2% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2023.

Victory Portfolios
Victory Sophus Emerging Markets Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory Global Energy Transition Fund
1
(Unaudited)
Security Name
Acquisition Date
Cost
Metals Acquisition Ltd., Class A .................................
4/14/2023
$ –
Security Description Shares Value
Common Stocks (89.9%)
Chemicals (6.9%):
Linde PLC ............................................................ 51,329 $ 19,112,353
Nutrien Ltd. ........................................................... 132,411 8,177,704
27,290,057
Construction Materials (2.9%):
Ivanhoe(a) ............................................................ 960,821 11,433,770
Industrials (5.4%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 4,756,707 12,129,603
NuScale Power Corp.(a)(b) ................................................ 1,857,362 9,101,074
21,230,677
Metals & Mining (37.7%):
First Quantum Minerals Ltd. ............................................... 1,590,912 37,591,021
Iluka Resources Ltd. ..................................................... 3,724,540 18,386,997
Ivanhoe Electric, Inc.(a)(b) ................................................ 3,054,080 36,343,552
Metals Acquisition Ltd., Class A(a)(c)(d) ...................................... 63,231 715,086
Metals Acquisition Ltd., Class A(a)(b) ........................................ 1,459,205 17,481,276
Newmont Corp. ........................................................ 449,575 16,611,796
Norsk Hydro ASA ...................................................... 3,036,286 19,080,245
Sunrise Energy Metals Ltd.(a)(b) ............................................ 5,786,876 2,864,256
149,074,229
Oil, Gas & Consumable Fuels (37.0%):
Antero Resources Corp.(a) ................................................ 520,350 13,206,483
Cameco Corp. ......................................................... 653,260 25,921,641
Cheniere Energy, Inc. .................................................... 24,196 4,015,568
Enterprise Products Partners LP ............................................. 1,473,254 40,322,962
Peyto Exploration & Development Corp. ...................................... 899,882 9,071,044
Peyto Exploration & Development Corp. ...................................... 139,766 1,418,140
Range Resources Corp. ................................................... 280,566 9,093,144
Tourmaline Oil Corp. .................................................... 259,447 13,057,361
Whitecap Resources, Inc. ................................................. 3,512,060 29,661,533
145,767,876
Total Common Stocks (Cost $286,089,779) 354,796,609
Collateral for Securities Loaned (3.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(e) ........ 3,496,568 3,496,568
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(e) ............ 3,496,568 3,496,568
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(e) ............... 3,496,568 3,496,568
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(e) . 3,496,568 3,496,568
Total Collateral for Securities Loaned (Cost $13,986,272) 13,986,272
Total Investments (Cost $300,076,051) — 93.4% 368,782,881
Other assets in excess of liabilities — 6.6% 25,868,058
NET ASSETS - 100.00% $ 394,650,939
At September 30, 2023, the Fund's investments in foreign securities were 55.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities at September 30, 2023.
(e) Rate disclosed is the daily yield on September 30, 2023.

Victory Portfolios
Victory Global Energy Transition Fund
2
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Investors Fund
3
(Unaudited)
Security Description Shares Value
Common Stocks (96.1%)
Capital Markets (4.7%):
Cboe Global Markets, Inc. ................................................ 12,150 $ 1,897,952
Communication Services (3.4%):
Alphabet, Inc., Class A(a) ................................................. 10,590 1,385,807
Consumer Discretionary (5.4%):
LKQ Corp. ........................................................... 21,750 1,076,843
The Wendy's Co. ....................................................... 54,700 1,116,427
2,193,270
Consumer Staples (9.4%):
Keurig Dr Pepper, Inc. ................................................... 44,730 1,412,126
Nomad Foods Ltd.(a) .................................................... 76,500 1,164,330
U.S. Foods Holding Corp.(a) ............................................... 30,690 1,218,393
3,794,849
Energy (6.5%):
Northern Oil and Gas, Inc. ................................................ 30,750 1,237,072
Plains GP Holdings LP, Class A ............................................. 86,100 1,387,932
2,625,004
Health Care (14.8%):
Encompass Health Corp. .................................................. 24,180 1,623,929
Fortrea Holdings, Inc.(a) .................................................. 40,000 1,143,600
Humana, Inc. .......................................................... 2,560 1,245,491
Merck & Co., Inc. ...................................................... 10,530 1,084,063
Zimmer Biomet Holdings, Inc. ............................................. 7,800 875,316
5,972,399
Industrials (10.6%):
Fluor Corp.(a) ......................................................... 37,240 1,366,708
Granite Construction, Inc. ................................................. 24,590 934,912
Leidos Holdings, Inc. .................................................... 8,840 814,694
Sensata Technologies Holding PLC .......................................... 30,480 1,152,754
4,269,068
Information Technology (2.7%):
Verint Systems, Inc.(a) ................................................... 47,080 1,082,369
Insurance (24.5%):
Brown & Brown, Inc. .................................................... 20,430 1,426,831
Fairfax Financial Holdings Ltd. ............................................. 2,920 2,383,925
Markel Group, Inc.(a) .................................................... 1,520 2,238,185
The Progressive Corp. ................................................... 15,060 2,097,858
White Mountains Insurance Group Ltd. ....................................... 1,180 1,764,914
9,911,713
Materials (5.2%):
Graphic Packaging Holding Co. ............................................ 46,800 1,042,704
Olin Corp. ............................................................ 20,960 1,047,581
2,090,285
Real Estate (4.9%):
Equity Commonwealth ................................................... 59,660 1,095,954
Four Corners Property Trust, Inc. ............................................ 39,340 872,955
1,968,909

Victory Portfolios
Victory RS Investors Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (4.0%):
Vistra Corp. ........................................................... 48,460 $ 1,607,903
Total Common Stocks (Cost $32,819,873) 38,799,528
Total Investments (Cost $32,819,873) — 96.1% 38,799,528
Other assets in excess of liabilities — 3.9% 1,557,773
NET ASSETS - 100.00% $ 40,357,301
At September 30, 2023, the Fund's investments in foreign securities were 8.8% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Large Cap Alpha Fund
5
(Unaudited)
Security Description Shares Value
Common Stocks (98.2%)
Communication Services (3.6%):
Alphabet, Inc., Class A(a) ................................................. 116,470 $ 15,241,264
TKO Group Holdings, Inc. ................................................ 18,680 1,570,241
16,811,505
Consumer Discretionary (3.4%):
Amazon.com, Inc.(a) .................................................... 15,950 2,027,564
LKQ Corp. ........................................................... 148,860 7,370,059
Mattel, Inc.(a) ......................................................... 275,120 6,060,893
15,458,516
Consumer Staples (7.9%):
Diageo PLC, ADR ...................................................... 21,710 3,238,698
Keurig Dr Pepper, Inc. ................................................... 426,430 13,462,395
Mondelez International, Inc., Class A ......................................... 149,880 10,401,672
U.S. Foods Holding Corp.(a) ............................................... 239,410 9,504,577
36,607,342
Energy (8.7%):
Chevron Corp. ......................................................... 48,200 8,127,484
Enterprise Products Partners LP ............................................. 350,040 9,580,595
Exxon Mobil Corp. ..................................................... 102,470 12,048,422
Hess Corp. ............................................................ 68,570 10,491,210
40,247,711
Financials (24.7%):
Brown & Brown, Inc. .................................................... 163,530 11,420,935
Cboe Global Markets, Inc. ................................................ 93,270 14,569,707
Fairfax Financial Holdings Ltd. ............................................. 33,660 27,480,449
FleetCor Technologies, Inc.(a) .............................................. 31,900 8,145,346
JPMorgan Chase & Co. .................................................. 52,680 7,639,654
Markel Group, Inc.(a) .................................................... 15,370 22,632,171
The Goldman Sachs Group, Inc. ............................................ 7,910 2,559,439
The Progressive Corp. ................................................... 139,700 19,460,210
113,907,911
Health Care (18.0%):
AbbVie, Inc. .......................................................... 82,650 12,319,809
GE HealthCare Technologies, Inc. ........................................... 69,810 4,749,872
Humana, Inc. .......................................................... 13,210 6,426,929
Johnson & Johnson ..................................................... 47,780 7,441,735
McKesson Corp. ....................................................... 14,040 6,105,294
Medtronic PLC ........................................................ 118,970 9,322,489
Merck & Co., Inc. ...................................................... 132,680 13,659,406
The Cigna Group ....................................................... 40,530 11,594,417
UnitedHealth Group, Inc. ................................................. 23,155 11,674,520
83,294,471
Industrials (13.2%):
Eaton Corp. PLC ....................................................... 28,870 6,157,394
FedEx Corp. .......................................................... 30,390 8,050,919
General Dynamics Corp. .................................................. 26,370 5,826,979
Johnson Controls International PLC .......................................... 92,180 4,904,898
Leidos Holdings, Inc. .................................................... 115,940 10,685,030
PACCAR, Inc. ......................................................... 61,795 5,253,811
Parker-Hannifin Corp. ................................................... 15,350 5,979,132
RTX Corp. ............................................................ 77,952 5,610,205
Sensata Technologies Holding PLC .......................................... 221,970 8,394,905
60,863,273
Information Technology (6.3%):
Amphenol Corp., Class A ................................................. 85,310 7,165,187
Analog Devices, Inc. .................................................... 29,040 5,084,614
Applied Materials, Inc. ................................................... 53,560 7,415,382

Victory Portfolios
Victory RS Large Cap Alpha Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Salesforce, Inc.(a) ...................................................... 24,780 $ 5,024,888
Zebra Technologies Corp.(a) ............................................... 18,270 4,321,403
29,011,474
Materials (3.6%):
PPG Industries, Inc. ..................................................... 65,920 8,556,416
Sealed Air Corp. ....................................................... 248,612 8,169,390
16,725,806
Real Estate (3.0%):
Equity LifeStyle Properties, Inc. ............................................ 115,810 7,378,255
Invitation Homes, Inc. ................................................... 196,860 6,238,494
13,616,749
Utilities (5.8%):
Constellation Energy Corp. ................................................ 42,593 4,646,045
Exelon Corp. .......................................................... 224,870 8,497,837
Vistra Corp. ........................................................... 414,460 13,751,783
26,895,665
Total Common Stocks (Cost $362,919,659) 453,440,423
Total Investments (Cost $362,919,659) — 98.2% 453,440,423
Other assets in excess of liabilities — 1.8% 8,421,913
NET ASSETS - 100.00% $ 461,862,336
At September 30, 2023, the Fund's investments in foreign securities were 8.7% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Partners Fund
7
(Unaudited)
Security Description Shares Value
Common Stocks (97.6%)
Banks (9.9%):
Banc of California, Inc. .................................................. 325,340 $ 4,027,709
First Bancorp .......................................................... 767,040 10,324,358
Old National Bancorp(a) .................................................. 540,170 7,854,072
Pinnacle Financial Partners, Inc. ............................................ 89,720 6,014,829
SouthState Corp. ....................................................... 116,620 7,855,523
The Bank of NT Butterfield & Son Ltd. ....................................... 143,250 3,879,210
39,955,701
Capital Markets (1.8%):
PJT Partners, Inc., Class A ................................................ 90,640 7,200,442
Communication Services (1.6%):
Madison Square Garden Sports Corp. ........................................ 36,600 6,452,580
Consumer Discretionary (8.2%):
Adient PLC(b) ......................................................... 55,770 2,046,759
Columbia Sportswear Co. ................................................. 58,190 4,311,879
Light & Wonder, Inc.(b) .................................................. 55,400 3,951,682
Modine Manufacturing Co.(b) .............................................. 141,130 6,456,697
Taylor Morrison Home Corp.(b) ............................................ 61,290 2,611,567
The Wendy's Co. ....................................................... 445,360 9,089,798
Under Armour, Inc., Class C(b) ............................................. 715,220 4,563,103
33,031,485
Consumer Staples (4.3%):
Nomad Foods Ltd.(b) .................................................... 547,340 8,330,515
U.S. Foods Holding Corp.(b) ............................................... 227,290 9,023,413
17,353,928
Energy (10.8%):
California Resources Corp. ................................................ 133,430 7,473,414
Gulfport Energy Corp.(b) ................................................. 64,290 7,628,651
Liberty Energy, Inc. ..................................................... 342,220 6,337,915
Northern Oil and Gas, Inc. ................................................ 307,400 12,366,702
Plains GP Holdings LP, Class A ............................................. 616,310 9,934,917
43,741,599
Health Care (9.4%):
Bausch + Lomb Corp.(a)(b) ............................................... 234,420 3,973,419
Encompass Health Corp. .................................................. 150,190 10,086,760
Fortrea Holdings, Inc.(b) .................................................. 253,950 7,260,431
Integer Holdings Corp.(b) ................................................. 105,210 8,251,620
The Ensign Group, Inc. ................................................... 89,850 8,349,761
37,921,991
Industrials (15.0%):
Applied Industrial Technologies, Inc. ......................................... 27,430 4,240,952
ArcBest Corp. ......................................................... 54,610 5,551,107
Atkore, Inc.(b) ......................................................... 14,770 2,203,536
Crane NXT Co. ........................................................ 52,800 2,934,096
Finning International, Inc. ................................................. 137,130 4,044,936
Fluor Corp.(b) ......................................................... 234,560 8,608,352
Gates Industrial Corp. PLC(b) .............................................. 384,320 4,461,955
Granite Construction, Inc. ................................................. 204,260 7,765,965
Hayward Holdings, Inc.(b) ................................................ 177,620 2,504,442
ICF International, Inc. ................................................... 31,710 3,830,885
Mueller Water Products, Inc., Class A ........................................ 317,720 4,028,690
The Timken Co. ........................................................ 56,080 4,121,319
Titan Machinery, Inc.(b) .................................................. 140,150 3,725,187
Werner Enterprises, Inc. .................................................. 69,660 2,713,257
60,734,679

Victory Portfolios
Victory RS Partners Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Information Technology (5.4%):
ACI Worldwide, Inc.(b) .................................................. 157,260 $ 3,547,786
Belden, Inc. ........................................................... 63,070 6,089,408
CommVault Systems, Inc.(b) ............................................... 77,600 5,246,536
Verint Systems, Inc.(b) ................................................... 309,140 7,107,129
21,990,859
Insurance (13.9%):
Fidelis Insurance Holdings Ltd.(b) ........................................... 634,550 9,315,194
Globe Life, Inc. ........................................................ 101,660 11,053,492
Kemper Corp. ......................................................... 334,690 14,067,021
Primerica, Inc. ......................................................... 57,533 11,161,977
White Mountains Insurance Group Ltd. ....................................... 7,110 10,634,356
56,232,040
Materials (7.6%):
Axalta Coating Systems Ltd.(b) ............................................. 149,670 4,026,123
Constellium SE(b) ...................................................... 326,620 5,944,484
Ecovyst, Inc.(b) ........................................................ 517,270 5,089,937
Graphic Packaging Holding Co. ............................................ 326,350 7,271,078
Olin Corp. ............................................................ 105,490 5,272,390
Summit Materials, Inc., Class A(b) .......................................... 100,562 3,131,501
30,735,513
Real Estate (6.7%):
COPT Defense Properties ................................................. 283,650 6,759,380
Equity Commonwealth ................................................... 346,830 6,371,267
Four Corners Property Trust, Inc. ............................................ 272,080 6,037,455
Howard Hughes Holdings, Inc.(b) ........................................... 107,530 7,971,199
27,139,301
Utilities (3.0%):
ALLETE, Inc. ......................................................... 75,620 3,992,736
Black Hills Corp. ....................................................... 82,355 4,166,339
ONE Gas, Inc. ......................................................... 60,750 4,148,010
12,307,085
Total Common Stocks (Cost $348,339,693) 394,797,203
Preferred Stocks (0.1%)
Health Care (0.1%):
WellDoc, Inc. Series B(c) ................................................. 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,921) 587,369
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(d) ........ 600,424 600,424
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(d) ............ 600,424 600,424
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 600,424 600,424
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(d) . 600,424 600,424
Total Collateral for Securities Loaned (Cost $2,401,696) 2,401,696
Total Investments (Cost $352,684,310) — 98.3% 397,786,268
Other assets in excess of liabilities — 1.7% 6,706,596
NET ASSETS - 100.00% $ 404,492,864
At September 30, 2023, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2023.

Victory Portfolios
Victory RS Partners Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
(d) Rate disclosed is the daily yield on September 30, 2023.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios
Victory RS Value Fund
10
(Unaudited)
Security Description Shares Value
Common Stocks (97.9%)
Communication Services (1.5%):
Endeavor Group Holdings, Inc., Class A ....................................... 204,910 $ 4,077,709
Consumer Discretionary (7.5%):
Columbia Sportswear Co. ................................................. 34,590 2,563,119
LKQ Corp. ........................................................... 100,130 4,957,436
Mattel, Inc.(a) ......................................................... 211,630 4,662,209
The Wendy's Co. ....................................................... 313,990 6,408,536
Toll Brothers, Inc. ...................................................... 18,340 1,356,427
19,947,727
Consumer Staples (7.0%):
Keurig Dr Pepper, Inc. ................................................... 213,065 6,726,462
Nomad Foods Ltd.(a) .................................................... 375,720 5,718,458
U.S. Foods Holding Corp.(a) ............................................... 155,430 6,170,571
18,615,491
Energy (5.9%):
Baker Hughes Co. ...................................................... 105,860 3,738,975
Chesapeake Energy Corp. ................................................. 35,830 3,089,621
Marathon Oil Corp. ..................................................... 214,130 5,727,978
The Williams Cos., Inc. .................................................. 95,780 3,226,828
15,783,402
Financials (22.1%):
Brown & Brown, Inc. .................................................... 78,860 5,507,583
Cboe Global Markets, Inc. ................................................ 44,390 6,934,162
Fairfax Financial Holdings Ltd. ............................................. 8,660 7,070,134
Fiserv, Inc.(a) .......................................................... 38,670 4,368,163
Globe Life, Inc. ........................................................ 81,980 8,913,685
Kemper Corp. ......................................................... 58,570 2,461,697
Markel Group, Inc.(a) .................................................... 6,380 9,394,486
The Progressive Corp. ................................................... 64,440 8,976,492
White Mountains Insurance Group Ltd. ....................................... 3,610 5,399,441
59,025,843
Health Care (9.3%):
Bausch + Lomb Corp.(a)(b) ............................................... 142,800 2,420,460
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 7,190 2,577,255
Encompass Health Corp. .................................................. 101,130 6,791,891
Henry Schein, Inc.(a) .................................................... 52,250 3,879,563
Humana, Inc. .......................................................... 10,880 5,293,338
Zimmer Biomet Holdings, Inc. ............................................. 34,220 3,840,168
24,802,675
Industrials (19.4%):
AGCO Corp. .......................................................... 43,540 5,149,911
API Group Corp.(a) ..................................................... 104,520 2,710,204
Curtiss-Wright Corp. .................................................... 22,530 4,407,544
Fluor Corp.(a) ......................................................... 152,660 5,602,622
Leidos Holdings, Inc. .................................................... 67,920 6,259,507
nVent Electric PLC ...................................................... 48,570 2,573,724
Parker-Hannifin Corp. ................................................... 9,700 3,778,344
Regal Rexnord Corp. .................................................... 21,510 3,073,349
Sensata Technologies Holding PLC .......................................... 109,820 4,153,392
TFI International, Inc. .................................................... 46,560 5,978,770
The Timken Co. ........................................................ 64,370 4,730,551
WESCO International, Inc. ................................................ 22,130 3,182,737
51,600,655
Information Technology (5.7%):
Lam Research Corp. ..................................................... 4,120 2,582,293
Littelfuse, Inc. ......................................................... 9,210 2,277,817
Trimble, Inc.(a) ........................................................ 26,700 1,438,062

Victory Portfolios
Victory RS Value Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Verint Systems, Inc.(a) ................................................... 180,160 $ 4,141,878
Zebra Technologies Corp.(a) ............................................... 19,910 4,709,312
15,149,362
Materials (7.0%):
Graphic Packaging Holding Co. ............................................ 221,110 4,926,331
Olin Corp. ............................................................ 71,370 3,567,073
Sealed Air Corp. ....................................................... 170,870 5,614,788
Summit Materials, Inc., Class A(a) .......................................... 66,693 2,076,820
The Chemours Co. ...................................................... 89,300 2,504,865
18,689,877
Real Estate (6.5%):
Alexandria Real Estate Equities, Inc. ......................................... 21,550 2,157,155
Equity Commonwealth ................................................... 351,060 6,448,972
Equity LifeStyle Properties, Inc. ............................................ 52,590 3,350,509
Invitation Homes, Inc. ................................................... 103,140 3,268,506
NNN REIT, Inc. ........................................................ 56,920 2,011,553
17,236,695
Utilities (6.0%):
FirstEnergy Corp. ....................................................... 140,830 4,813,569
The AES Corp. ........................................................ 207,390 3,152,328
Vistra Corp. ........................................................... 242,650 8,051,127
16,017,024
Total Common Stocks (Cost $229,784,750) 260,946,460
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(c) ........ 577,319 577,319
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(c) ............ 577,319 577,319
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(c) ............... 577,319 577,319
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(c) . 577,319 577,319
Total Collateral for Securities Loaned (Cost $2,309,276) 2,309,276
Total Investments (Cost $232,094,026) — 98.8% 263,255,736
Other assets in excess of liabilities — 1.2% 3,231,025
NET ASSETS - 100.00% $ 266,486,761
At September 30, 2023, the Fund's investments in foreign securities were 8.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust